UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Balanced Fund

Semiannual Report

June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2018

Eaton Vance

Balanced Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	32

Officers and Trustees	35

Important Notices	36

Eaton Vance

Balanced Fund

June 30, 2018

Performance1,2

Portfolio Managers Charles B. Gaffney, Vishal Khanduja, CFA and Brian S. Ellis, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/01/1932	04/01/1932	0.94%	7.64%	8.70%	5.73%
Class A with 5.75% Maximum Sales Charge	—	—	–4.91	1.47	7.43	5.11
Class B at NAV	11/02/1993	04/01/1932	0.62	6.85	7.89	4.94
Class B with 5% Maximum Sales Charge	—	—	–4.38	1.85	7.59	4.94
Class C at NAV	11/02/1993	04/01/1932	0.67	6.79	7.90	4.96
Class C with 1% Maximum Sales Charge	—	—	–0.33	5.79	7.90	4.96
Class I at NAV	09/28/2012	04/01/1932	1.17	8.02	8.99	5.89
Class R at NAV	05/02/2016	04/01/1932	0.85	7.36	8.59	5.68
Class R6 at NAV	05/02/2016	04/01/1932	1.20	7.97	9.02	5.91
S&P 500 Index	—	—	2.65%	14.37%	13.41%	10.16%
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	–1.62	–0.40	2.27	3.72
Blended Index	—	—	1.00	8.34	8.97	7.84

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I	Class R	Class R6
Gross	0.99%	1.74%	1.74%	0.74%	1.24%	0.70%
Net	0.98	1.73	1.73	0.73	1.23	0.69

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Balanced Fund

June 30, 2018

Fund Profile4

Asset Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

Fixed Income Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Balanced Fund

June 30, 2018

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Blended Index consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in one or more affiliated investment companies (Portfolios). References to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.

Fund profile subject to change due to active management.

4

Eaton Vance

Balanced Fund

June 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,009.40	$4.88	**	0.98%
Class B	$1,000.00	$1,006.20	$8.61	**	1.73%
Class C	$1,000.00	$1,006.70	$8.61	**	1.73%
Class I	$1,000.00	$1,011.70	$3.64	**	0.73%
Class R	$1,000.00	$1,008.50	$6.13	**	1.23%
Class R6	$1,000.00	$1,012.00	$3.44	**	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.91	**	0.98%
Class B	$1,000.00	$1,016.20	$8.65	**	1.73%
Class C	$1,000.00	$1,016.20	$8.65	**	1.73%
Class I	$1,000.00	$1,021.20	$3.66	**	0.73%
Class R	$1,000.00	$1,018.70	$6.16	**	1.23%
Class R6	$1,000.00	$1,021.40	$3.46	**	0.69%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Balanced Fund

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Investment in Core Bond Portfolio, at value (identified cost, $316,313,548)	$308,082,410
Investment in Stock Portfolio, at value (identified cost, $431,430,210)	508,568,172
Receivable for Fund shares sold	992,089
Total assets	$817,642,671

Liabilities
Payable for Fund shares redeemed	$937,267
Payable to affiliates:
Administration fee	27,103
Distribution and service fees	274,562
Trustees’ fees	125
Other	2,127
Accrued expenses	161,849
Total liabilities	$1,403,033
Net Assets	$816,239,638

Sources of Net Assets
Paid-in capital	$712,096,850
Accumulated distributions in excess of net investment income	(277,354)
Accumulated net realized gain from Portfolios	35,513,318
Net unrealized appreciation from Portfolios	68,906,824
Net Assets	$816,239,638

Class A Shares
Net Assets	$324,852,304
Shares Outstanding	35,567,573
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.13
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.69

Class B Shares
Net Assets	$2,471,416
Shares Outstanding	269,797
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.16

Class C Shares
Net Assets	$245,385,565
Shares Outstanding	26,757,806
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.17

Class I Shares
Net Assets	$215,563,879
Shares Outstanding	23,592,696
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.14

6	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2018

Statement of Assets and Liabilities (Unaudited) — continued

Class R Shares	June 30, 2018
Net Assets	$1,684,019
Shares Outstanding	184,795
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.11

Class R6 Shares
Net Assets	$26,282,455
Shares Outstanding	2,876,032
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.14

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Dividends allocated from Portfolios (net of foreign taxes, $37,598)	$4,710,052
Interest allocated from Portfolios (net of foreign taxes, $5,205)	5,020,590
Expenses allocated from Portfolios	(2,411,139)
Total investment income from Portfolios	$7,319,503

Expenses
Administration fee	$165,243
Distribution and service fees
Class A	408,514
Class B	15,436
Class C	1,248,824
Class R	2,120
Trustees’ fees and expenses	250
Custodian fee	28,689
Transfer and dividend disbursing agent fees	298,032
Legal and accounting services	26,443
Printing and postage	33,827
Registration fees	59,797
Miscellaneous	10,940
Total expenses	$2,298,115
Deduct —
Allocation of expenses to affiliate	$30,307
Total expense reductions	$30,307

Net expenses	$2,267,808

Net investment income	$5,051,695

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$24,479,956
Financial futures contracts	(269,246)
Foreign currency transactions	81
Net realized gain	$24,210,791
Change in unrealized appreciation (depreciation) —
Investments	$(21,837,994)
Financial futures contracts	167,483
Foreign currency	(505)
Net change in unrealized appreciation (depreciation)	$(21,671,016)

Net realized and unrealized gain	$2,539,775

Net increase in net assets from operations	$7,591,470

8	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$5,051,695	$10,497,056
Net realized gain	24,210,791	38,866,291 (1)
Net change in unrealized appreciation (depreciation)	(21,671,016)	56,128,936
Net increase in net assets from operations	$7,591,470	$105,492,283
Distributions to shareholders —
From net investment income
Class A	$(2,381,687)	$(5,388,871)
Class B	(8,466)	(33,748)
Class C	(862,693)	(2,075,186)
Class I	(1,836,050)	(3,884,926)
Class R	(5,347)	(4,260)
Class R6	(234,806)	(354,961)
From net realized gain
Class A	—	(10,388,604)
Class B	—	(119,063)
Class C	—	(8,004,779)
Class I	—	(6,814,673)
Class R	—	(15,013)
Class R6	—	(844,619)
Total distributions to shareholders	$(5,329,049)	$(37,928,703)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,706,925	$53,200,585
Class B	52,328	383,520
Class C	15,588,097	46,001,367
Class I	40,680,435	125,211,421
Class R	1,466,120	345,985
Class R6	2,473,796	29,845,058
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,116,663	14,377,214
Class B	7,126	131,920
Class C	825,388	9,594,045
Class I	1,620,222	9,476,794
Class R	5,347	19,272
Class R6	234,806	1,199,579
Cost of shares redeemed
Class A	(28,764,844)	(137,560,952)
Class B	(203,191)	(1,053,892)
Class C	(30,636,294)	(72,158,153)
Class I	(47,775,831)	(143,521,607)
Class R	(344,329)	(1,100)
Class R6	(3,993,597)	(4,088,771)
Net asset value of shares exchanged
Class A	1,032,035	1,518,158
Class B	(1,032,035)	(1,518,158)
Net decrease in net assets from Fund share transactions	$(30,940,833)	$(68,597,715)
Other capital —
Portfolio transaction fee contributed to Stock Portfolio	$(70,041)	$(165,472)
Portfolio transaction fee allocated from Stock Portfolio	70,559	171,802
Net increase in net assets from other capital	$518	$6,330

Net decrease in net assets	$(28,677,894)	$(1,027,805)

9	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2018

Statements of Changes in Net Assets — continued

Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
At beginning of period	$844,917,532	$845,945,337
At end of period	$816,239,638	$844,917,532

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(277,354)	$—

(1)	Includes $5,153,441 of net realized gains from redemptions in-kind.

10	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2018

Financial Highlights

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015		2014	2013
Net asset value — Beginning of period	$9.110		$8.410		$8.190		$8.460		$8.460	$7.570

Income (Loss) From Operations
Net investment income(1)	$0.062		$0.124		$0.114		$0.088		$0.090	$0.077
Net realized and unrealized gain	0.024		1.003		0.261		0.139		0.703	1.491

Total income from operations	$0.086		$1.127		$0.375		$0.227		$0.793	$1.568

Less Distributions
From net investment income	$(0.066)		$(0.139)		$(0.123)		$(0.116)		$(0.110)	$(0.101)
From net realized gain	—		(0.288)		(0.032)		(0.381)		(0.683)	(0.577)

Total distributions	$(0.066)		$(0.427)		$(0.155)		$(0.497)		$(0.793)	$(0.678)

Portfolio transaction fee, net(1)	$0.000	(2)	$0.000	(2)	$(0.000	)(2)	$—		$—	$—

Net asset value — End of period	$9.130		$9.110		$8.410		$8.190		$8.460	$8.460

Total Return(3)	0.94	%(4)(5)	13.53	%(4)	4.60	%(4)	2.65	%(4)	9.62%	20.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$324,852		$333,860		$374,579		$293,994		$197,190	$171,322
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.98	%(4)(8)	0.98	%(4)	0.98	%(4)	1.05	%(4)	1.14%	1.14%
Net investment income	1.38	%(8)	1.41%		1.38%		1.05%		1.02%	0.93%
Portfolio Turnover of the Fund(9)	1	%(5)	4%		11%		2%		17%	9%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2018

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015		2014	2013
Net asset value — Beginning of period	$9.130		$8.430		$8.200		$8.470		$8.470	$7.570

Income (Loss) From Operations
Net investment income(1)	$0.027		$0.058		$0.051		$0.025		$0.024	$0.015
Net realized and unrealized gain	0.030		0.997		0.266		0.139		0.702	1.501

Total income from operations	$0.057		$1.055		$0.317		$0.164		$0.726	$1.516

Less Distributions
From net investment income	$(0.027)		$(0.067)		$(0.055)		$(0.053)		$(0.043)	$(0.039)
From net realized gain	—		(0.288)		(0.032)		(0.381)		(0.683)	(0.577)

Total distributions	$(0.027)		$(0.355)		$(0.087)		$(0.434)		$(0.726)	$(0.616)

Portfolio transaction fee, net(1)	$0.000	(2)	$0.000	(2)	$(0.000	)(2)	$—		$—	$—

Net asset value — End of period	$9.160		$9.130		$8.430		$8.200		$8.470	$8.470

Total Return(3)	0.62	%(4)(5)	12.60	%(4)	3.87	%(4)	1.88	%(4)	8.78%	20.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,471		$3,638		$5,313		$7,992		$10,022	$11,770
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.73	%(4)(8)	1.73	%(4)	1.73	%(4)	1.80	%(4)	1.89%	1.89%
Net investment income	0.60	%(8)	0.66%		0.62%		0.29%		0.27%	0.18%
Portfolio Turnover of the Fund(9)	1	%(5)	4%		11%		2%		17%	9%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

12	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015		2014	2013
Net asset value — Beginning of period	$9.140		$8.440		$8.220		$8.500		$8.500	$7.600

Income (Loss) From Operations
Net investment income(1)	$0.028		$0.058		$0.052		$0.026		$0.024	$0.015
Net realized and unrealized gain	0.034		1.001		0.266		0.138		0.705	1.502

Total income from operations	$0.062		$1.059		$0.318		$0.164		$0.729	$1.517

Less Distributions
From net investment income	$(0.032)		$(0.071)		$(0.066)		$(0.063)		$(0.046)	$(0.040)
From net realized gain	—		(0.288)		(0.032)		(0.381)		(0.683)	(0.577)

Total distributions	$(0.032)		$(0.359)		$(0.098)		$(0.444)		$(0.729)	$(0.617)

Portfolio transaction fee, net(1)	$0.000	(2)	$0.000	(2)	$(0.000	)(2)	$—		$—	$—

Net asset value — End of period	$9.170		$9.140		$8.440		$8.220		$8.500	$8.500

Total Return(3)	0.67	%(4)(5)	12.63	%(4)	3.88	%(4)	1.86	%(4)	8.78%	20.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$245,386		$258,844		$254,656		$137,051		$60,351	$39,432
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.73	%(4)(8)	1.73	%(4)	1.73	%(4)	1.80	%(4)	1.88%	1.89%
Net investment income	0.63	%(8)	0.65%		0.63%		0.30%		0.28%	0.18%
Portfolio Turnover of the Fund(9)	1	%(5)	4%		11%		2%		17%	9%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

13	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015		2014	2013
Net asset value — Beginning of period	$9.110		$8.410		$8.190		$8.460		$8.460	$7.560

Income (Loss) From Operations
Net investment income(1)	$0.074		$0.147		$0.137		$0.109		$0.115	$0.099
Net realized and unrealized gain	0.034		1.002		0.258		0.138		0.700	1.500

Total income from operations	$0.108		$1.149		$0.395		$0.247		$0.815	$1.599

Less Distributions
From net investment income	$(0.078)		$(0.161)		$(0.143)		$(0.136)		$(0.132)	$(0.122)
From net realized gain	—		(0.288)		(0.032)		(0.381)		(0.683)	(0.577)

Total distributions	$(0.078)		$(0.449)		$(0.175)		$(0.517)		$(0.815)	$(0.699)

Portfolio transaction fee, net(1)	$0.000	(2)	$0.000	(2)	$(0.000	)(2)	$—		$—	$—

Net asset value — End of period	$9.140		$9.110		$8.410		$8.190		$8.460	$8.460

Total Return(3)	1.17	%(4)(5)	13.81	%(4)	4.86	%(4)	2.88	%(4)	9.89%	21.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$215,564		$220,522		$211,211		$78,055		$24,397	$6,198
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.73	%(4)(8)	0.73	%(4)	0.73	%(4)	0.80	%(4)	0.89%	0.89%
Net investment income	1.63	%(8)	1.66%		1.63%		1.29%		1.31%	1.19%
Portfolio Turnover of the Fund(9)	1	%(5)	4%		11%		2%		17%	9%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

14	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2018

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Period Ended December 31, 2016(1)
Net asset value — Beginning of period	$9.090		$8.400		$8.290

Income (Loss) From Operations
Net investment income(2)	$0.054		$0.104		$0.075
Net realized and unrealized gain	0.024		0.996		0.152

Total income from operations	$0.078		$1.100		$0.227

Less Distributions
From net investment income	$(0.058)		$(0.122)		$(0.085)
From net realized gain	—		(0.288)		(0.032)

Total distributions	$(0.058)		$(0.410)		$(0.117)

Portfolio transaction fee, net(2)	$0.000	(3)	$0.000	(3)	$(0.000	)(3)

Net asset value — End of period	$9.110		$9.090		$8.400

Total Return(4)	0.85	%(5)(6)	13.22	%(5)	2.73	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,684		$561		$178
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.23	%(5)(9)	1.23	%(5)	1.23	%(5)(9)
Net investment income	1.21	%(9)	1.17%		1.33	%(9)
Portfolio Turnover of the Fund(10)	1	%(6)	4%		11	%(11)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.01% and 0.03% of average daily net assets for the six months ended June 30, 2018, the year ended December 31, 2017 and the period ended December 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2016.

15	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2018

Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Period Ended December 31, 2016(1)
Net asset value — Beginning of period	$9.110		$8.420		$8.300

Income (Loss) From Operations
Net investment income(2)	$0.076		$0.146		$0.088
Net realized and unrealized gain	0.035		0.999		0.170

Total income from operations	$0.111		$1.145		$0.258

Less Distributions
From net investment income	$(0.081)		$(0.167)		$(0.106)
From net realized gain	—		(0.288)		(0.032)

Total distributions	$(0.081)		$(0.455)		$(0.138)

Portfolio transaction fees, net(2)	$0.000	(3)	$0.000	(3)	$(0.000	)(3)

Net asset value — End of period	$9.140		$9.110		$8.420

Total Return(4)	1.20	%(5)(6)	13.75	%(5)	3.11	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,282		$27,492		$7
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	0.69	%(5)(9)	0.69	%(5)	0.69	%(5)(9)
Net investment income	1.67	%(9)	1.62%		1.58	%(9)
Portfolio Turnover of the Fund(10)	1	%(6)	4%		11	%(11)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.01% and 0.03% of average daily net assets for the six months ended June 30, 2018, the year ended December 31, 2017 and the period ended December 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2016.

16	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund’s proportionate interest in each of the Portfolio’s net assets at June 30, 2018 were as follows: Core Bond Portfolio (63.4%) and Stock Portfolio (82.2%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.

Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

17

Eaton Vance

Balanced Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the administration fee amounted to $165,243. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.98%, 1.73%, 1.73%, 0.73%, 1.23% and 0.69% of the Fund’s average daily net assets for Class A, Class B, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after April 30, 2019. Pursuant to this agreement, EVM was allocated $30,307 of the Fund’s operating expenses for the six months ended June 30, 2018. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended June 30, 2018, the Fund’s allocated portion of the adviser fees paid by the Portfolios amounted to $2,238,471 or 0.54% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, EVM earned $42,799 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $31,212 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2018. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2018 amounted to $408,514 for Class A shares.

18

Eaton Vance

Balanced Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2018, the Fund paid or accrued to EVD $11,577 and $936,618 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2018, the Fund paid or accrued to EVD $1,060 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2018 amounted to $3,859, $312,206 and $1,060 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2018, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders, approximately $10,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class B shareholders.

6  Investment Transactions

For the six months ended June 30, 2018, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Core Bond Portfolio	$6,181,973	$8,641,231
Stock Portfolio	5,604,222	42,306,912

In addition, a Portfolio transaction fee is imposed by Stock Portfolio on the combined daily inflows or outflows of the Fund and Stock Portfolio’s other investors as more fully described at Note 1H of Stock Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in Stock Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	1,716,083	6,046,264
Issued to shareholders electing to receive payments of distributions in Fund shares	228,582	1,601,057
Redemptions	(3,147,105)	(15,698,095)
Exchange from Class B shares	112,987	171,228

Net decrease	(1,089,453)	(7,879,546)

19

Eaton Vance

Balanced Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Sales	5,715	43,589
Issued to shareholders electing to receive payments of distributions in Fund shares	767	14,629
Redemptions	(22,333)	(119,317)
Exchange to Class A shares	(112,825)	(170,938)

Net decrease	(128,676)	(232,037)

Class C	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	1,697,869	5,210,829
Issued to shareholders electing to receive payments of distributions in Fund shares	88,751	1,060,832
Redemptions	(3,335,072)	(8,125,257)

Net decrease	(1,548,452)	(1,853,596)

Class I	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	4,443,340	14,281,311
Issued to shareholders electing to receive payments of distributions in Fund shares	174,970	1,055,190
Redemptions	(5,230,133)	(16,235,147)

Net decrease	(611,823)	(898,646)

Class R	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	160,392	38,453
Issued to shareholders electing to receive payments of distributions in Fund shares	579	2,141
Redemptions	(37,891)	(119)

Net increase	123,080	40,475

Class R6	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	270,400	3,334,907
Issued to shareholders electing to receive payments of distributions in Fund shares	25,357	132,953
Redemptions	(436,459)	(451,958)

Net increase (decrease)	(140,702)	3,015,902

20

Eaton Vance

Balanced Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2018 and December 31, 2017, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

21

Stock Portfolio

June 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 99.6%
Security	Shares	Value

Aerospace & Defense — 4.1%
CAE, Inc.	314,000	$6,522,907
Raytheon Co.	47,537	9,183,198
Textron, Inc.	146,500	9,655,815
		$25,361,920

Air Freight & Logistics — 2.0%
FedEx Corp.	55,901	$12,692,881
		$12,692,881

Auto Components — 1.8%
Aptiv PLC	43,209	$3,959,241
Delphi Technologies PLC	156,803	7,128,264
		$11,087,505

Banks — 5.9%
Bank of America Corp.	472,780	$13,327,668
JPMorgan Chase & Co.	117,540	12,247,668
KeyCorp	320,660	6,265,697
PNC Financial Services Group, Inc. (The)	34,400	4,647,440
		$36,488,473

Beverages — 1.4%
Constellation Brands, Inc., Class A	39,881	$8,728,754
		$8,728,754

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc.(1)	20,851	$2,588,652
Biogen, Inc.(1)	10,948	3,177,547
Celgene Corp.(1)	40,215	3,193,875
Gilead Sciences, Inc.	69,793	4,944,136
Vertex Pharmaceuticals, Inc.(1)	17,552	2,983,138
		$16,887,348

Capital Markets — 1.1%
Charles Schwab Corp. (The)	137,000	$7,000,700
		$7,000,700

Commercial Services & Supplies — 1.0%
Deluxe Corp.	93,581	$6,195,998
		$6,195,998

Security	Shares	Value

Consumer Finance — 1.5%
Ally Financial, Inc.	181,767	$4,775,019
Navient Corp.	367,600	4,789,828
		$9,564,847

Containers & Packaging — 1.7%
Ball Corp.	292,210	$10,388,065
		$10,388,065

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	282,803	$14,227,819
		$14,227,819

Electric Utilities — 2.1%
Edison International	117,500	$7,434,225
NextEra Energy, Inc.	32,536	5,434,488
		$12,868,713

Energy Equipment & Services — 0.8%
Halliburton Co.	105,592	$4,757,976
		$4,757,976

Equity Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities, Inc.	54,000	$9,282,060
Public Storage	33,299	7,554,211
		$16,836,271

Food & Staples Retailing — 1.6%
Performance Food Group Co.(1)	263,558	$9,672,579
		$9,672,579

Food Products — 3.6%
Conagra Brands, Inc.	204,000	$7,288,920
Mondelez International, Inc., Class A	358,300	14,690,300
		$21,979,220

Health Care Equipment & Supplies — 2.6%
Boston Scientific Corp.(1)	254,300	$8,315,610
Danaher Corp.	78,426	7,739,078
		$16,054,688

22	See Notes to Financial Statements.

Stock Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 2.7%
Aetna, Inc.	57,193	$10,494,915
Anthem, Inc.	25,800	6,141,174
		$16,636,089

Insurance — 4.6%
American Financial Group, Inc.	73,308	$7,868,148
American International Group, Inc.	247,600	13,127,752
First American Financial Corp.	146,692	7,586,910
		$28,582,810

Internet & Direct Marketing Retail — 4.7%
Amazon.com, Inc.(1)	13,342	$22,678,732
Netflix, Inc.(1)	15,800	6,184,594
		$28,863,326

Internet Software & Services — 7.6%
Alphabet, Inc., Class C(1)	20,469	$22,836,240
Facebook, Inc., Class A(1)	99,932	19,418,786
GoDaddy, Inc., Class A(1)	67,179	4,742,837
		$46,997,863

IT Services — 2.8%
Amdocs, Ltd.	92,082	$6,094,907
Cognizant Technology Solutions Corp., Class A	139,018	10,981,032
		$17,075,939

Machinery — 0.7%
Parker-Hannifin Corp.	28,200	$4,394,970
		$4,394,970

Media — 2.7%
Walt Disney Co. (The)	156,609	$16,414,189
		$16,414,189

Metals & Mining — 0.5%
Rio Tinto PLC ADR	59,480	$3,299,950
		$3,299,950

Multi-Utilities — 0.9%
Sempra Energy	48,442	$5,624,601
		$5,624,601

Security	Shares	Value

Oil, Gas & Consumable Fuels — 5.5%
ConocoPhillips	110,766	$7,711,529
Diamondback Energy, Inc.	48,600	6,394,302
Exxon Mobil Corp.	149,800	12,392,954
Phillips 66	68,425	7,684,812
		$34,183,597

Pharmaceuticals — 5.4%
Jazz Pharmaceuticals PLC(1)	43,013	$7,411,140
Johnson & Johnson	123,024	14,927,732
Pfizer, Inc.	299,168	10,853,815
		$33,192,687

Road & Rail — 1.3%
CSX Corp.	122,854	$7,835,628
		$7,835,628

Semiconductors & Semiconductor Equipment — 3.8%
Broadcom, Inc.	23,043	$5,591,154
QUALCOMM, Inc.	118,662	6,659,311
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	130,843	4,783,620
Texas Instruments, Inc.	60,419	6,661,195
		$23,695,280

Software — 6.5%
Adobe Systems, Inc.(1)	33,218	$8,098,881
Intuit, Inc.	37,116	7,582,984
Microsoft Corp.	158,320	15,611,935
Oracle Corp.	205,600	9,058,736
		$40,352,536

Specialty Retail — 4.1%
Home Depot, Inc. (The)	66,168	$12,909,377
TJX Cos., Inc. (The)	85,400	8,128,372
Tractor Supply Co.	56,600	4,329,334
		$25,367,083

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	153,717	$28,454,554
HP, Inc.	435,991	9,892,636
		$38,347,190

23	See Notes to Financial Statements.

Stock Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thrifts & Mortgage Finance — 0.7%
MGIC Investment Corp.(1)	424,600	$4,551,712
		$4,551,712

Total Common Stocks (identified cost $513,469,351)		$616,209,207

Short-Term Investments — 0.9%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(2)	5,383,101	$5,383,101

Total Short-Term Investments (identified cost $5,383,101)		$5,383,101

Total Investments — 100.5% (identified cost $518,852,452)		$621,592,308

Other Assets, Less Liabilities — (0.5)%		$(3,070,246)

Net Assets — 100.0%		$618,522,062

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018.

Abbreviations:

ADR	–	American Depositary Receipt

24	See Notes to Financial Statements.

Stock Portfolio

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Unaffiliated investments, at value (identified cost, $513,469,351)	$616,209,207
Affiliated investment, at value (identified cost, $5,383,101)	5,383,101
Foreign currency, at value (identified cost, $15,978)	16,122
Dividends receivable	654,115
Dividends receivable from affiliated investment	2,245
Receivable for investments sold	1,353,348
Tax reclaims receivable	174,426
Total assets	$623,792,564

Liabilities
Payable for investments purchased	$4,852,572
Payable to affiliates:
Investment adviser fee	308,338
Trustees’ fees	6,910
Accrued expenses	102,682
Total liabilities	$5,270,502
Net Assets applicable to investors’ interest in Portfolio	$618,522,062

Sources of Net Assets
Investors’ capital	$515,783,835
Net unrealized appreciation	102,738,227
Total	$618,522,062

25	See Notes to Financial Statements.

Stock Portfolio

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Dividends (net of foreign taxes, $45,716)	$5,662,049
Dividends from affiliated investment	12,947
Total investment income	$5,674,996

Expenses
Investment adviser fee	$1,889,103
Trustees’ fees and expenses	12,090
Custodian fee	84,718
Legal and accounting services	25,286
Miscellaneous	13,715
Total expenses	$2,024,912

Net investment income	$3,650,084

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$32,042,053
Investment transactions — affiliated investment	(14)
Foreign currency transactions	95
Net realized gain	$32,042,134
Change in unrealized appreciation (depreciation) —
Investments	$(18,528,834)
Investments — affiliated investment	405
Foreign currency	(614)
Net change in unrealized appreciation (depreciation)	$(18,529,043)

Net realized and unrealized gain	$13,513,091

Net increase in net assets from operations	$17,163,175

26	See Notes to Financial Statements.

Stock Portfolio

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$3,650,084	$8,760,643
Net realized gain	32,042,134	44,411,069 (1)
Net change in unrealized appreciation (depreciation)	(18,529,043)	63,700,885
Net increase in net assets from operations	$17,163,175	$116,872,597
Capital transactions —
Contributions	$6,691,583	$30,972,679
Withdrawals	(52,823,394)	(141,623,853)
Portfolio transaction fee	85,711	210,734
Net decrease in net assets from capital transactions	$(46,046,100)	$(110,440,440)

Net increase (decrease) in net assets	$(28,882,925)	$6,432,157

Net Assets
At beginning of period	$647,404,987	$640,972,830
At end of period	$618,522,062	$647,404,987

(1)	Includes $6,288,884 of net realized gains from redemptions in-kind.

27	See Notes to Financial Statements.

Stock Portfolio

June 30, 2018

Financial Highlights

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.64	%(2)	0.64%	0.65%	0.70%	0.71%	0.73%
Net investment income	1.15	%(2)	1.38%	1.60%	1.16%	1.07%	0.93%
Portfolio Turnover	42	%(3)	101%	118%	96%	109%	90%

Total Return	2.69	%(3)	20.31%	7.14%	4.88%	12.56%	33.50%

Net assets, end of period (000’s omitted)	$618,522		$647,405	$640,973	$395,492	$252,929	$237,133

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

28	See Notes to Financial Statements.

Stock Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2018, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 15.7%, 2.1% and 82.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

29

Stock Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and 0.575% from $500 million but less than $1 billion, and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2018, the Portfolio’s investment adviser fee amounted to $1,889,103 or 0.59% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $268,384,275 and $308,455,705, respectively, for the six months ended June 30, 2018.

30

Stock Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$519,478,085

Gross unrealized appreciation	$109,951,781
Gross unrealized depreciation	(7,837,558)

Net unrealized appreciation	$102,114,223

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$616,209,207	*	$—	$—	$616,209,207
Short-Term Investments	—		5,383,101	—	5,383,101

Total Investments	$616,209,207		$5,383,101	$—	$621,592,308

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

31

Eaton Vance

Balanced Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

Balanced Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of Core Bond Portfolio and Stock Portfolio (the “Portfolios”), which are portfolios in which Eaton Vance Balanced Fund (the “Fund”) is authorized to invest, each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios, including recent changes to such personnel. For Core Bond Portfolio, the Board noted the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities, including the Adviser’s in-house research capabilities. For Stock Portfolio, the Board noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and each Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing each Portfolio.

33

Eaton Vance

Balanced Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary benchmark index, lower than its primary benchmark index and lower than its blended index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolios. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolios as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolios and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

34

Eaton Vance

Balanced Fund

June 30, 2018

Officers and Trustees

Officers of Eaton Vance Balanced Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Stock Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Balanced Fund and Stock Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Core Bond Portfolio and Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Balanced Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7698    6.30.18

Eaton Vance

Core Bond Fund

Semiannual Report

June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2018

Eaton Vance

Core Bond Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	31

Officers and Trustees	34

Important Notices	35

Eaton Vance

Core Bond Fund

June 30, 2018

Performance1,2

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/05/2009	03/07/2000	–1.54%	–0.04%	2.06%	3.67%
Class A with 4.75% Maximum Sales Charge	—	—	–6.21	–4.80	1.07	3.17
Class I at NAV	03/21/2007	03/07/2000	–1.42	0.20	2.34	3.91
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	–1.62%	–0.40%	2.27%	3.72%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					0.86%	0.61%
Net					0.74	0.49

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Core Bond Fund

June 30, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

3

Eaton Vance

Core Bond Fund

June 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$984.60	$3.64	**	0.74%
Class I	$1,000.00	$985.80	$2.41	**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.71	**	0.74%
Class I	$1,000.00	$1,022.40	$2.46	**	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Core Bond Fund

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Investment in Core Bond Portfolio, at value (identified cost, $179,898,193)	$177,937,662
Receivable for Fund shares sold	184,827
Receivable from affiliate	17,377
Total assets	$178,139,866

Liabilities
Payable for Fund shares redeemed	$152,409
Distributions payable	4,409
Payable to affiliates:
Distribution and service fees	7,383
Trustees’ fees	125
Accrued expenses	34,665
Total liabilities	$198,991
Net Assets	$177,940,875

Sources of Net Assets
Paid-in capital	$183,191,088
Accumulated distributions in excess of net investment income	(274,138)
Accumulated net realized loss from Portfolio	(3,015,544)
Net unrealized depreciation from Portfolio	(1,960,531)
Total	$177,940,875

Class A Shares
Net Assets	$36,097,105
Shares Outstanding	3,778,532
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.55
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.03

Class I Shares
Net Assets	$141,843,770
Shares Outstanding	14,864,191
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.54

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Interest allocated from Portfolio (net of foreign taxes, $2,982)	$2,855,718
Dividends allocated from Portfolio	22,181
Expenses allocated from Portfolio	(422,492)
Total investment income from Portfolio	$2,455,407

Expenses
Distribution and service fees
Class A	$43,263
Trustees’ fees and expenses	250
Custodian fee	9,097
Transfer and dividend disbursing agent fees	28,430
Legal and accounting services	15,371
Printing and postage	11,896
Registration fees	21,921
Miscellaneous	4,985
Total expenses	$135,213
Deduct —
Allocation of expenses to affiliate	$91,599
Total expense reductions	$91,599

Net expenses	$43,614

Net investment income	$2,411,793

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(1,053,827)
Financial futures contracts	(151,443)
Net realized loss	$(1,205,270)
Change in unrealized appreciation (depreciation) —
Investments	$(3,620,718)
Financial futures contracts	113,055
Net change in unrealized appreciation (depreciation)	$(3,507,663)

Net realized and unrealized loss	$(4,712,933)

Net decrease in net assets from operations	$(2,301,140)

6	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$2,411,793	$3,543,205
Net realized gain (loss)	(1,205,270)	1,125,154
Net change in unrealized appreciation (depreciation)	(3,507,663)	1,644,766
Net increase (decrease) in net assets from operations	$(2,301,140)	$6,313,125
Distributions to shareholders —
From net investment income
Class A	$(503,494)	$(883,483)
Class I	(2,176,069)	(3,208,600)
Total distributions to shareholders	$(2,679,563)	$(4,092,083)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,708,290	$8,477,454
Class I	23,098,935	49,997,896
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	485,393	850,896
Class I	1,983,256	1,279,199
Cost of shares redeemed
Class A	(3,157,229)	(13,068,932)
Class I	(9,974,765)	(37,564,549)
Net increase in net assets from Fund share transactions	$18,143,880	$9,971,964

Net increase in net assets	$13,163,177	$12,193,006

Net Assets
At beginning of period	$164,777,698	$152,584,692
At end of period	$177,940,875	$164,777,698

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(274,138)	$(6,368)

7	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2018

Financial Highlights

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.840		$9.690	$9.690	$9.980	$9.800	$10.360

Income (Loss) From Operations
Net investment income(1)	$0.124		$0.217	$0.168	$0.173	$0.226	$0.220
Net realized and unrealized gain (loss)	(0.275)		0.187	0.075	(0.201)	0.260	(0.341)

Total income (loss) from operations	$(0.151)		$0.404	$0.243	$(0.028)	$0.486	$(0.121)

Less Distributions
From net investment income	$(0.139)		$(0.254)	$(0.243)	$(0.258)	$(0.306)	$(0.326)
From net realized gain	—		—	—	(0.004)	—	(0.113)

Total distributions	$(0.139)		$(0.254)	$(0.243)	$(0.262)	$(0.306)	$(0.439)

Net asset value — End of period	$9.550		$9.840	$9.690	$9.690	$9.980	$9.800

Total Return(2)(3)	(1.54	)%(4)	4.20%	2.48%	(0.31)%	5.00%	(1.18)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,097		$34,064	$37,290	$34,501	$25,821	$36,947
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	0.74	%(7)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.60	%(7)	2.21%	1.69%	1.75%	2.27%	2.19%
Portfolio Turnover of the Portfolio	37	%(4)	123%	132%	159%	134%	107%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.11%, 0.11%, 0.11%, 0.21%, 0.24% and 0.28% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.830		$9.680	$9.680	$9.960	$9.780	$10.350

Income (Loss) From Operations
Net investment income(1)	$0.136		$0.241	$0.193	$0.199	$0.249	$0.248
Net realized and unrealized gain (loss)	(0.275)		0.187	0.074	(0.193)	0.261	(0.354)

Total income (loss) from operations	$(0.139)		$0.428	$0.267	$0.006	$0.510	$(0.106)

Less Distributions
From net investment income	$(0.151)		$(0.278)	$(0.267)	$(0.282)	$(0.330)	$(0.351)
From net realized gain	—		—	—	(0.004)	—	(0.113)

Total distributions	$(0.151)		$(0.278)	$(0.267)	$(0.286)	$(0.330)	$(0.464)

Net asset value — End of period	$9.540		$9.830	$9.680	$9.680	$9.960	$9.780

Total Return(2)(3)	(1.42	)%(4)	4.47%	2.73%	0.04%	5.27%	(1.04)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$141,844		$130,714	$115,294	$55,607	$40,753	$46,336
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	0.49	%(7)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.85	%(7)	2.46%	1.95%	2.01%	2.50%	2.47%
Portfolio Turnover of the Portfolio	37	%(4)	123%	132%	159%	134%	107%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.11%, 0.11%, 0.11%, 0.21%, 0.24% and 0.28% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (36.6% at June 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As

10

Eaton Vance

Core Bond Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $555,256 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2017, $415,223 are short-term and $140,033 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.74% and 0.49% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2019. Pursuant to this agreement, EVM was allocated $91,599 of the Fund’s operating expenses for the six months ended June 30, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, EVM earned $2,137 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,999 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2018. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2018 amounted to $43,263 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2018, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $19,651,046 and $4,045,104, respectively.

11

Eaton Vance

Core Bond Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	593,068	865,250
Issued to shareholders electing to receive payments of distributions in Fund shares	50,500	86,763
Redemptions	(327,672)	(1,339,027)

Net increase (decrease)	315,896	(387,014)

Class I	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	2,394,654	5,107,950
Issued to shareholders electing to receive payments of distributions in Fund shares	206,653	130,382
Redemptions	(1,038,899)	(3,852,006)

Net increase	1,562,408	1,386,326

At June 30, 2018, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 53.3% of the value of the outstanding shares of the Fund.

12

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 43.6%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.2%
Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$532,031
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	614,013
		$1,146,044

Automotive — 1.7%
Ford Motor Credit Co., LLC, 2.979%, 8/3/22	$2,503	$2,410,949
Ford Motor Credit Co., LLC, 3.147%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	705	707,737
General Motors Co., 4.20%, 10/1/27	2,383	2,287,747
General Motors Financial Co., Inc., 3.188%, (3 mo. USD LIBOR + 0.85%), 4/9/21(2)	805	809,508
General Motors Financial Co., Inc., 3.327%, (3 mo. USD LIBOR + 0.99%), 1/5/23(2)	1,110	1,114,324
General Motors Financial Co., Inc., 3.50%, 11/7/24	1,149	1,095,179
		$8,425,444

Banks — 16.2%
American Express Co., 3.625%, 12/5/24	$1,162	$1,145,589
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	1,084	1,062,680
Banco Safra SA/Cayman Islands, 4.125%, 2/8/23(1)	2,425	2,316,214
Banco Santander SA, 3.125%, 2/23/23	1,645	1,562,107
Bank of America Corp., 2.742%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,707	2,691,334
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,386,255
Bank of America Corp., 3.108%, (3 mo. USD LIBOR + 0.79%), 3/5/24(2)	2,400	2,393,525
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,379,727
Bank of America Corp., 3.30%, 1/11/23	1,237	1,219,224
Bank of America Corp., 3.499% to 5/17/21, 5/17/22(3)	1,005	1,004,811
Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	4,880	4,662,656
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(3)	721	668,771
Barclays PLC, 4.836%, 5/9/28	1,480	1,398,811
Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	869,499
Capital One Financial Corp., 2.50%, 5/12/20	485	478,319
Capital One Financial Corp., 3.079%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,288,114
Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,068,062
Capital One Financial Corp., 3.75%, 4/24/24	700	687,201
Capital One, N.A., 2.65%, 8/8/22	1,780	1,709,108
Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,552	1,521,351
Citigroup, Inc., 3.576%, (3 mo. USD LIBOR + 1.25%), 7/1/26(2)	1,700	1,701,358
Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	3,400	3,236,036

Security	Principal Amount (000’s omitted)	Value

Banks (continued)
Citigroup, Inc., 3.70%, 1/12/26	$1,000	$970,507
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	909	881,407
Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(3)	3,709	3,643,284
Citigroup, Inc., 4.50%, 1/14/22	725	745,128
Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,391,755
Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,006,532
Discover Bank, 3.20%, 8/9/21	950	939,794
Discover Bank, 3.35%, 2/6/23	1,193	1,163,422
Discover Financial Services, 3.95%, 11/6/24	490	478,624
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,146,925
First Horizon National Corp., 3.50%, 12/15/20	702	704,709
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,839,894
Goldman Sachs Group, Inc. (The), 3.491%, (3 mo. USD LIBOR + 1.17%), 5/15/26(2)	1,226	1,212,302
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(3)	916	869,001
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	941,065
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,452,306
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,231,879
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,909,114
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	974,986
JPMorgan Chase & Co., 5.625%, 8/16/43	628	694,394
Morgan Stanley, 3.591% to 7/22/27, 7/22/28(3)	4,750	4,518,052
Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	2,042	1,970,096
Morgan Stanley, 4.00%, 7/23/25	2,220	2,214,594
Morgan Stanley, 4.875%, 11/1/22	1,132	1,174,915
PPTT, 2006-A GS, Class A, 5.866%(1)(4)	259	265,410
Regions Financial Corp., 2.75%, 8/14/22	640	617,910
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,519,898
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	699,237
Synchrony Bank, 3.00%, 6/15/22	410	395,078
Synovus Financial Corp., 3.125%, 11/1/22	622	594,788
Wells Fargo & Co., 3.45%, 2/13/23	948	929,749
		$78,547,507

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	$730	$753,390
Keurig Dr Pepper, Inc., 3.43%, 6/15/27	618	571,854
Keurig Dr Pepper, Inc., 3.551%, 5/25/21(1)	722	723,076
Keurig Dr Pepper, Inc., 4.057%, 5/25/23(1)	470	472,267
Keurig Dr Pepper, Inc., 4.417%, 5/25/25(1)	385	387,409
		$2,907,996

13	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Building Materials — 0.1%
Vulcan Materials Co., 4.50%, 6/15/47	$479	$436,218
		$436,218

Chemicals — 0.6%
Mexichem SAB de CV, 5.50%, 1/15/48(1)	$2,000	$1,750,120
Mosaic Co. (The), 3.25%, 11/15/22	1,311	1,274,391
		$3,024,511

Commercial Services — 0.6%
Block Financial, LLC, 5.25%, 10/1/25	$870	$873,438
Ecolab, Inc., 3.95%, 12/1/47	883	847,076
Total System Services, Inc., 3.75%, 6/1/23	1,080	1,071,126
		$2,791,640

Computers — 1.5%
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$2,350	$2,384,946
DXC Technology Co., 2.875%, 3/27/20	800	794,575
DXC Technology Co., 3.25%, (3 mo. USD LIBOR + 0.95%), 3/1/21(2)	2,500	2,500,710
Microchip Technology, Inc., 4.333%, 6/1/23(1)	1,664	1,668,095
		$7,348,326

Diversified Financial Services — 4.3%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,194,281
Ally Financial, Inc., 3.25%, 11/5/18	4,700	4,705,875
Ally Financial, Inc., 3.50%, 1/27/19	1,180	1,180,000
Ally Financial, Inc., 4.125%, 3/30/20	1,160	1,164,350
Banco BTG Pactual SA/Cayman Islands, 5.50%, 1/31/23(1)	540	503,550
Brookfield Finance, Inc., 3.90%, 1/25/28	3,600	3,408,680
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,336	2,064,988
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	428,859
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	492,369
Synchrony Financial, 3.584%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	3,465	3,498,299
Synchrony Financial, 3.95%, 12/1/27	1,200	1,108,711
UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,418,001
		$21,167,963

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.5%
Entergy Corp., 4.00%, 7/15/22	$1,046	$1,059,659
ITC Holdings Corp., 4.05%, 7/1/23	680	688,562
Pacific Gas & Electric Co., 4.00%, 12/1/46	965	834,956
		$2,583,177

Electrical and Electronic Equipment — 0.9%
Jabil, Inc., 3.95%, 1/12/28	$1,108	$1,048,024
Jabil, Inc., 4.70%, 9/15/22	920	948,612
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,165	2,195,743
		$4,192,379

Financial Services — 0.3%
CIT Group, Inc., 3.875%, 2/19/19	$1,380	$1,385,520
		$1,385,520

Foods — 0.7%
ESAL GmbH, 6.25%, 2/5/23(1)	$400	$374,500
Kraft Heinz Foods Co., 3.375%, 6/15/21	297	297,678
Smithfield Foods, Inc., 2.65%, 10/3/21(1)	1,304	1,242,827
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,431,891
		$3,346,896

Health Services — 0.3%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,420	$1,395,150
		$1,395,150

Healthcare Products — 0.4%
Becton Dickinson and Co., 3.211%, (3 mo. USD LIBOR + 0.88%), 12/29/20(2)	$700	$701,308
Becton Dickinson and Co., 3.70%, 6/6/27	1,439	1,363,109
		$2,064,417

Home Construction — 0.5%
Lennar Corp., 4.125%, 1/15/22	$313	$311,044
Lennar Corp., 4.50%, 11/15/19	1,150	1,161,500
Toll Brothers Finance Corp., 4.875%, 3/15/27	940	881,250
		$2,353,794

Home Furnishings — 0.2%
Whirlpool Corp., 4.50%, 6/1/46	$914	$856,966
		$856,966

14	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Household Products — 0.3%
Newell Brands, Inc., 3.85%, 4/1/23	$1,426	$1,405,674
		$1,405,674

Insurance — 0.3%
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	$841	$833,875
Principal Financial Group, Inc., 4.30%, 11/15/46	534	509,308
		$1,343,183

Internet Software & Services — 0.2%
Symantec Corp., 5.00%, 4/15/25(1)	$916	$889,435
		$889,435

Lodging and Gaming — 0.2%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$158,800
MGM Resorts International, 4.625%, 9/1/26	900	837,000
		$995,800

Mining — 0.6%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	$900	$821,250
Glencore Funding, LLC, 4.00%, 3/27/27(1)	1,006	950,963
Yamana Gold, Inc., 4.625%, 12/15/27	1,285	1,233,055
		$3,005,268

Miscellaneous Manufacturing — 0.1%
Carlisle Cos., Inc., 3.50%, 12/1/24	$442	$427,044
		$427,044

Oil and Gas — 1.8%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,399,075
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,487,500
Nabors Industries, Inc., 4.625%, 9/15/21	983	965,798
Noble Energy, Inc., 3.90%, 11/15/24	937	924,740
Oceaneering International, Inc., 4.65%, 11/15/24	1,035	989,626
Petroleos Mexicanos, 6.875%, 8/4/26	1,500	1,580,250
Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,443,609
		$8,790,598

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$847,525
		$847,525

Security	Principal Amount (000’s omitted)	Value

Pharmaceuticals — 1.9%
Celgene Corp., 3.55%, 8/15/22	$1,041	$1,033,759
CVS Health Corp., 3.70%, 3/9/23	2,769	2,743,731
CVS Health Corp., 4.10%, 3/25/25	998	993,978
CVS Health Corp., 4.30%, 3/25/28	4,738	4,680,956
		$9,452,424

Pipelines — 0.8%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$445,719
Plains All America Pipeline, L.P./PAA Finance Corp., 4.50%, 12/15/26	485	475,411
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	661,507
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	762,394
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	937,034
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	591,681
		$3,873,746

Real Estate Investment Trusts (REITs) — 1.3%
CBL & Associates, L.P., 5.95%, 12/15/26	$1,000	$843,245
Crown Castle International Corp., 3.20%, 9/1/24	851	803,913
Crown Castle International Corp., 3.65%, 9/1/27	750	698,683
DDR Corp., 3.625%, 2/1/25	874	830,301
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,210,656
EPR Properties, 4.50%, 6/1/27	1,350	1,291,217
EPR Properties, 4.95%, 4/15/28	725	710,398
		$6,388,413

Retail-Specialty and Apparel — 0.9%
Dollar Tree, Inc., 3.70%, 5/15/23	$1,476	$1,463,871
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	965	968,766
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	307,501
Tapestry, Inc., 4.125%, 7/15/27	1,877	1,792,551
		$4,532,689

Software — 0.4%
CA, Inc., 4.70%, 3/15/27	$909	$919,085
IQVIA, Inc., 5.00%, 10/15/26(1)	930	909,075
		$1,828,160

Technology — 0.5%
Western Digital Corp., 4.75%, 2/15/26	$2,412	$2,350,193
		$2,350,193

15	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 2.3%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,012,002
AT&T, Inc., 3.60%, 2/17/23	1,834	1,808,196
AT&T, Inc., 4.10%, 2/15/28(1)	2,390	2,287,389
Nokia Oyj, 4.375%, 6/12/27	1,500	1,413,750
Verizon Communications, Inc., 3.443%, (3 mo. USD LIBOR + 1.10%), 5/15/25(2)	1,108	1,107,755
Verizon Communications, Inc., 4.329%, 9/21/28(1)	2,407	2,390,386
Verizon Communications, Inc., 4.862%, 8/21/46	1,400	1,341,771
		$11,361,249

Transportation — 0.7%
Kirby Corp., 4.20%, 3/1/28	$2,543	$2,509,972
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	914	881,956
		$3,391,928

Utilities — 1.5%
American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,344,394
American Water Capital Corp., 3.40%, 3/1/25	365	360,245
American Water Capital Corp., 4.30%, 9/1/45	842	859,075
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,416,099
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	1,196	1,178,475
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	997,571
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,171,681
		$7,327,540

Total Corporate Bonds & Notes (identified cost $217,945,253)		$212,184,817

Agency Mortgage-Backed Securities — 16.6%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$797	$837,394
Pool #C03490, 4.50%, 8/1/40	657	691,006
Pool #C03815, 3.50%, 3/1/42	555	557,750
Pool #C03921, 3.50%, 5/1/42	590	591,778
Pool #C09031, 2.50%, 2/1/43	1,803	1,699,649
Pool #C09032, 3.50%, 2/1/43	969	971,615
Pool #C91875, 3.50%, 6/1/36	1,092	1,099,737
Pool #G04913, 5.00%, 3/1/38	740	791,050
Pool #G05958, 5.00%, 8/1/40	187	199,592
Pool #G07589, 5.50%, 6/1/41	2,965	3,230,793

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Pool #G08524, 3.00%, 3/1/43	$1,083	$1,057,715
Pool #G08596, 4.50%, 7/1/44	904	947,629
Pool #G08670, 3.00%, 10/1/45	1,481	1,438,528
Pool #G08701, 3.00%, 4/1/46	2,283	2,215,244
Pool #G08717, 4.00%, 8/1/46	2,104	2,149,994
Pool #G08738, 3.50%, 12/1/46	2,011	2,004,058
Pool #G08758, 4.00%, 4/1/47	1,898	1,936,353
Pool #G60608, 4.00%, 5/1/46	3,200	3,271,960
Pool #G60761, 3.00%, 10/1/43	2,242	2,191,606
Pool #Q00285, 4.50%, 4/1/41	501	526,228
Pool #Q08641, 3.50%, 6/1/42	588	590,091
Pool #Q10378, 3.00%, 8/1/42	1,134	1,106,676
Pool #Q17453, 3.50%, 4/1/43	1,768	1,774,178
Pool #Q21661, 3.50%, 9/1/43	930	932,585
Pool #Q34310, 3.50%, 6/1/45	2,081	2,078,126
Pool #Q40264, 3.50%, 5/1/46	1,640	1,636,712
Pool #Q45051, 3.00%, 12/1/46	3,465	3,364,448
Pool #Q46889, 3.50%, 3/1/47	2,752	2,757,677
Pool #Q47999, 4.00%, 5/1/47	3,764	3,857,349
		$46,507,521
Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$107	$114,470
Pool #889982, 5.50%, 11/1/38	57	62,005
Pool #890427, 3.50%, 4/1/42	1,062	1,067,043
Pool #995203, 5.00%, 7/1/35	22	23,260
Pool #AB3678, 3.50%, 10/1/41	3,728	3,748,444
Pool #AB6633, 3.50%, 10/1/42	960	964,018
Pool #AB8923, 3.00%, 4/1/43	1,336	1,305,524
Pool #AE0949, 4.00%, 2/1/41	306	315,244
Pool #AH1559, 4.00%, 12/1/40	118	121,125
Pool #AH9055, 4.50%, 4/1/41	395	415,717
Pool #AL5162, 3.00%, 9/1/43	1,007	984,929
Pool #AL6838, 4.00%, 4/1/43	799	822,344
Pool #AL7524, 5.00%, 7/1/41	1,024	1,096,756
Pool #AS3892, 4.00%, 11/1/44	1,141	1,167,736
Pool #AS4421, 4.00%, 2/1/45	782	802,209
Pool #AS5332, 4.00%, 7/1/45	1,354	1,386,626
Pool #AS6014, 4.00%, 10/1/45	882	903,815
Pool #AS9721, 4.00%, 6/1/47	2,779	2,835,461
Pool #AZ0857, 3.00%, 7/1/45	940	915,105
Pool #BA0891, 3.50%, 1/1/46	2,599	2,595,336
Pool #BA3938, 3.50%, 1/1/46	1,989	1,987,131
Pool #BD1183, 3.50%, 12/1/46	1,351	1,347,627
Pool #BE2316, 3.50%, 1/1/47	3,139	3,129,968
Pool #MA0634, 4.50%, 1/1/31	687	718,804

16	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association: (continued)
Pool #MA1789, 4.50%, 2/1/44	$862	$904,280
Pool #MA2389, 3.50%, 9/1/35	655	660,166
Pool #MA2653, 4.00%, 6/1/46	2,143	2,191,646
		$32,586,789
Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,773	$1,781,495
		$1,781,495

Total Agency Mortgage-Backed Securities (identified cost $83,774,784)		$80,875,805

Collateralized Mortgage Obligations — 4.8%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$1,222	$1,224,523
Series 4030, Class PA, 3.50%, 6/15/40	1,583	1,594,924
Series 4423, Class A, 3.50%, 10/15/39	1,609	1,621,564
		$4,441,011
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.591%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$715	$739,881
Series 2018-DNA1, Class M1, 2.541%, (1 mo. USD LIBOR + 0.45%), 7/25/30(2)	1,230	1,227,745
		$1,967,626
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$306	$324,453
Series 2011-117, Class QA, 3.50%, 10/25/31	369	369,165
Series 2011-135, Class PK, 4.50%, 5/25/40	1,076	1,109,840
Series 2013-6, Class HD, 1.50%, 12/25/42	293	270,037
Series 2013-130, Class EA, 3.00%, 6/25/38	1,283	1,273,933
Series 2014-70, Class KP, 3.50%, 3/25/44	1,335	1,345,788
		$4,693,216
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.341%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$2,300	$2,655,867
Series 2014-C02, Class 2M2, 4.691%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,063	1,129,012
Series 2014-C03, Class 1M2, 5.091%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,241	1,334,281
Series 2014-C03, Class 2M2, 4.991%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	2,178	2,322,829
Series 2017-C05, Class 1M1, 2.641%, (1 mo. USD LIBOR + 0.55%), 1/25/30(2)	1,535	1,539,078

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2017-C05, Class 1M2, 4.291%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	$400	$407,012
Series 2017-C06, Class 1M2, 4.741%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,275	1,318,265
Series 2017-C07, Class 1M1, 2.741%, (1 mo. USD LIBOR + 0.65%), 5/25/30(2)	958	961,030
Series 2018-C03, Class 1M1, 2.771%, (1 mo. USD LIBOR + 0.68%), 10/25/30(2)	519	520,071
		$12,187,445

Total Collateralized Mortgage Obligations (identified cost $23,421,019)		$23,289,298

Commercial Mortgage-Backed Securities — 5.6%
Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.588%, 12/10/54(5)	$1,050	$1,039,666
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	854,902
COMM Mortgage Trust
Series 2014-CR21, Class C, 4.562%, 12/10/47(5)	500	486,498
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.508%, 12/15/49(5)	1,500	1,482,586
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.71%, 9/15/47(1)(5)	500	414,491
Series 2014-C23, Class D, 4.101%, 9/15/47(1)(5)	250	217,762
Series 2014-C25, Class D, 4.094%, 11/15/47(1)(5)	1,960	1,613,503
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class AS, 4.271%, 6/15/45	3,325	3,399,850
Series 2013-C13, Class D, 4.137%, 1/15/46(1)(5)	2,000	1,882,855
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	1,000	767,442
Series 2017-CLS, Class A, 2.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)	1,180	1,179,283
Motel 6 Trust
Series 2017-MTL6, Class C, 3.473%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	1,486	1,489,056
Series 2017-MTL6, Class D, 4.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	601	603,628
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 4.119%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)(6)	5,000	5,000,410
RETL Trust
Series 2018-RVP, Class A, 3.173%, (1 mo. USD LIBOR + 1.10%), 3/15/33(1)(2)	3,192	3,209,602

17	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.729%, 5/10/45(1)(5)	$1,350	$1,328,664
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.693%, 9/15/58(5)	900	887,369
Series 2015-SG1, Class C, 4.618%, 9/15/48(5)	1,500	1,430,916

Total Commercial Mortgage-Backed Securities (identified cost $27,225,890)		$27,288,483

Asset-Backed Securities — 21.5%
Security	Principal Amount (000’s omitted)	Value

Automotive — 4.5%
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/20(1)	$541	$540,893
Series 2017-4, Class A, 2.00%, 7/10/20(1)	754	752,045
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B, 2.21%, 5/10/21	610	607,373
Series 2016-4, Class A3, 1.53%, 7/8/21	825	819,127
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class A, 2.97%, 2/20/20(1)	2,000	2,001,418
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	900	901,901
Series 2014-1A, Class A, 2.46%, 7/20/20(1)	3,885	3,868,494
Canadian Pacer Auto Receivables Trust
Series 2017-1A, Class A2A, 1.772%, 12/19/19(1)	263	262,056
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	1,355	1,338,281
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	65	65,265
Enterprise Fleet Financing, LLC
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	1,196	1,189,005
First Investors Auto Owner Trust
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	69	68,598
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	232	230,746
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	473,158
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	1,041	1,034,017
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,300	1,288,002
Santander Drive Auto Receivables Trust
Series 2017-2, Class A2, 1.60%, 3/16/20	139	139,004
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	394	392,085

Security	Principal Amount (000’s omitted)	Value

Automotive (continued)
Skopos Auto Receivables Trust
Series 2018-1A, Class A, 3.19%, 9/15/21(1)	$2,014	$2,015,131
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	900	891,518
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.32%, 12/20/19(1)	1,006	1,002,794
Wheels SPV, LLC
Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	917	910,006
World Omni Auto Receivables Trust
Series 2016-B, Class A2, 1.10%, 1/15/20	2	1,758
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	992,367
		$21,785,042

Other — 15.2%
AASET U.S., Ltd.
Series 2018-1A, Class A, 3.844%, 1/16/38(1)	$543	$539,354
Series 2018-1A, Class B, 5.437%, 1/16/38(1)	644	646,743
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	1,030	1,028,400
Avant Loans Funding Trust
Series 2017-A, Class A, 2.41%, 3/15/21(1)	1	1,083
Series 2017-B, Class A, 2.29%, 6/15/20(1)	1,141	1,139,992
Canyon Capital CLO, Ltd.
Series 2016-1A, Class BR, 4.048%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	1,005,464
Series 2016-1A, Class DR, 5.148%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	1,002,159
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class A2, 3.638%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	1,002,477
Series 2014-3RA, Class C, 5.038%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	1,004,957
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,186,156
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,089	1,106,187
Conn Funding II L.P.
Series 2017-A, Class B, 5.11%, 2/15/20(1)	1,065	1,070,663
Series 2017-B, Class A, 2.73%, 7/15/20(1)	754	753,724
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/23(1)	2,000	2,018,593
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	2,281	2,290,058
Series 2017-1A, Class A2I, 3.629%, 11/20/47(1)	194	190,777
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	338	336,047

18	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other (continued)
Driven Brands Funding, LLC
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	$775	$781,719
Dryden Senior Loan Fund
Series 2018-55A, Class D, 4.891%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	997,429
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	990	1,018,502
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	2,537	2,497,409
Hardee’s Funding, LLC
Series 2018-1A, Class AI, 4.25%, 6/20/48(1)	980	983,812
MarketPlace Loan Trust
Series 2015-CB1, Class A, 4.00%, 7/15/21(1)	1,437	1,436,756
NextGear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	3,276	3,273,466
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	1,609	1,614,899
Series 2015-1A, Class B, 3.85%, 3/18/26(1)	1,200	1,209,413
Series 2015-2A, Class A, 2.57%, 7/18/25(1)	207	206,913
Series 2016-2A, Class A, 4.10%, 3/20/28(1)	673	677,599
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,925	1,888,327
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(1)	1,790	1,790,696
Series 2017-1A, Class B, 3.65%, 6/15/23(1)	750	752,435
Series 2017-2A, Class A, 2.41%, 9/15/23(1)	5,539	5,530,856
Series 2017-2A, Class B, 3.48%, 9/15/23(1)	605	605,058
Series 2017-3A, Class A, 2.36%, 11/15/23(1)	3,079	3,067,889
Series 2017-3A, Class B, 3.36%, 11/15/23(1)	3,015	2,999,086
Series 2018-1A, Class A, 3.11%, 6/17/24(1)	1,965	1,966,094
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)	5,000	4,983,594
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	49	48,880
Series 2014-2A, Class B, 2.40%, 6/20/31(1)	432	430,546
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	153	152,142
Social Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	482	478,431
SpringCastle America Funding LLC
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	843	840,559
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	698,863
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	2,364	2,371,245

Security	Principal Amount (000’s omitted)	Value

Other (continued)
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(7)	$1,852	$1,874,020
Towd Point Asset Trust
Series 2018-SL1, Class A, 2.691%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	4,894	4,888,859
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.259%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	997,557
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,378	1,380,071
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	1,100	1,094,531
Voya CLO, Ltd.
Series 2018-2A, Class B1, 3.924%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	1,000,000
Wendys Funding, LLC
Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)	2,932	2,971,436
		$73,831,926

Single Family Home Rental — 1.8%
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	$1,566	$1,557,508
Invitation Homes Trust
Series 2017-SFR2, Class B, 3.235%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(2)	363	365,758
Series 2017-SFR2, Class C, 3.535%, (1 mo. USD LIBOR + 1.45%), 12/17/36(1)(2)	461	463,692
Series 2018-SFR1, Class B, 3.035%, (1 mo. USD LIBOR + 0.95%), 3/17/37(1)(2)	380	378,220
Series 2018-SFR1, Class C, 3.335%, (1 mo. USD LIBOR + 1.25%), 3/17/37(1)(2)	445	446,391
Series 2018-SFR2, Class A, 2.973%, (1 mo. USD LIBOR + 0.90%), 6/17/37(1)(2)	5,595	5,602,850
		$8,814,419

Total Asset-Backed Securities (identified cost $104,751,308)		$104,431,387

19	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Foreign Government and Agency Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value

Mexico — 0.2%
Government of Mexico, 4.00%, 10/2/23	$790	$793,851
		$793,851

Total Foreign Government and Agency Securities (identified cost $806,112)		$793,851

U.S. Treasury Obligations — 4.0%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Bond, 1.75%, 1/15/28(8)	$17,679	$19,323,334

Total U.S. Treasury Obligations (identified cost $19,608,055)		$19,323,334

Senior Floating-Rate Loans — 2.4%(9)

Building and Development — 0.3%
DTZ U.S. Borrower, LLC, Term Loan, 11/4/21(10)	$1,260	$1,260,000
		$1,260,000

Business Equipment and Services — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3/1/24(10)	$1,100	$1,097,731
		$1,097,731

Cable and Satellite Television — 0.4%
UPC Financing Partnership, Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), 1/15/26	$1,000	$990,375
Ziggo Secured Finance Partnership, Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,000	990,938
		$1,981,313

Drugs — 0.4%
Jaguar Holding Company II, Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$1,878	$1,868,586
		$1,868,586

Electronics / Electrical — 0.5%
Infor (US), Inc., Term Loan, 2/1/22(10)	$1,890	$1,883,621
MA FinanceCo., LLC, Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), 6/21/24	81	80,774

Security	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Seattle Spinco, Inc., Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), 6/21/24	$549	$548,286
		$2,512,681

Equipment Leasing — 0.4%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 1/15/25(10)	$1,800	$1,781,190
		$1,781,190

Food / Drug Retailers — 0.2%
Albertsons, LLC, Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), 8/25/21	$997	$988,520
		$988,520

Total Senior Floating-Rate Loans (identified cost $11,553,284)		$11,490,021

Short-Term Investments — 3.1%

Commercial Paper — 0.3%
Security	Principal Amount (000’s omitted)	Value
AT&T, Inc., 3.14%, 5/28/19(1)	$1,450	$1,409,481

Total Commercial Paper (identified cost $1,410,004)		$1,409,481

Other — 2.8%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(11)	13,564,804	$13,564,804

Total Other (identified cost $13,565,292)		$13,564,804

Total Short-Term Investments (identified cost $14,975,296)		$14,974,285

Total Investments — 101.8% (identified cost $504,061,001)		$494,651,281

Other Assets, Less Liabilities — (1.8)%		$(8,631,031)

Net Assets — 100.0%		$486,020,250

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

20	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $149,841,902 or 30.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2018.

(6)	When-issued security.

(7)	Multi-step coupon security. Interest rate represents the rate in effect at June 30, 2018.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)	This Senior Loan will settle after June 30, 2018, at which time the interest rate will be determined.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. Ultra 10-Year Treasury Note	329	Short	Sep-18	$(42,189,109)	$(85,550)
U.S. Ultra-Long Treasury Bond	273	Long	Sep-18	43,560,562	388,223

					$302,673

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

21	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Unaffiliated investments, at value (identified cost, $490,495,709)	$481,086,477
Affiliated investment, at value (identified cost, $13,565,292)	13,564,804
Cash	30,408
Deposits for derivatives collateral — financial futures contracts	598,878
Interest receivable	2,999,818
Dividends receivable from affiliated investment	10,070
Receivable from affiliate	8,471
Total assets	$498,298,926

Liabilities
Payable for investments purchased	$6,992,075
Payable for when-issued securities	4,987,920
Payable for variation margin on open financial futures contracts	17,063
Payable to affiliates:
Investment adviser fee	179,036
Trustees’ fees	5,145
Accrued expenses	97,437
Total liabilities	$12,278,676
Net Assets applicable to investors’ interest in Portfolio	$486,020,250

Sources of Net Assets
Investors’ capital	$495,127,297
Net unrealized depreciation	(9,107,047)
Total	$486,020,250

22	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Interest (net of foreign taxes, $8,188)	$7,876,310
Dividends from affiliated investment	61,198
Total investment income	$7,937,508

Expenses
Investment adviser fee	$1,071,530
Trustees’ fees and expenses	8,871
Custodian fee	66,027
Legal and accounting services	47,401
Miscellaneous	6,931
Total expenses	$1,200,760
Deduct —
Allocation of expenses to affiliate	$33,782
Total expense reductions	$33,782

Net expenses	$1,166,978

Net investment income	$6,770,530

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(2,949,326)
Investment transactions — affiliated investment	32
Financial futures contracts	(420,688)
Net realized loss	$(3,369,982)
Change in unrealized appreciation (depreciation) —
Investments	$(10,171,612)
Investments — affiliated investment	(2)
Financial futures contracts	280,538
Net change in unrealized appreciation (depreciation)	$(9,891,076)

Net realized and unrealized loss	$(13,261,058)

Net decrease in net assets from operations	$(6,490,528)

23	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$6,770,530	$11,721,140
Net realized gain (loss)	(3,369,982)	3,676,612
Net change in unrealized appreciation (depreciation)	(9,891,076)	5,607,998
Net increase (decrease) in net assets from operations	$(6,490,528)	$21,005,750
Capital transactions —
Contributions	$25,833,019	$55,689,460
Withdrawals	(12,686,335)	(81,587,010)
Net increase (decrease) in net assets from capital transactions	$13,146,684	$(25,897,550)

Net increase (decrease) in net assets	$6,656,156	$(4,891,800)

Net Assets
At beginning of period	$479,364,094	$484,255,894
At end of period	$486,020,250	$479,364,094

24	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Financial Highlights

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2017	2016		2015		2014		2013
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.49	%(3)	0.49%	0.50%		0.50%		0.50%		0.50%
Net investment income	2.84	%(3)	2.46%	2.01%		2.00%		2.47%		2.48%
Portfolio Turnover	37	%(4)	123%	132	%(5)	159	%(5)	134	%(5)	107%

Total Return(2)	(1.42	)%(4)	4.48%	2.73%		0.04%		5.27%		(1.04)%

Net assets, end of period (000’s omitted)	$486,020		$479,364	$484,256		$342,684		$214,538		$177,700

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01%, 0.02%, 0.03% and 0.07% of average daily net assets for the six months ended June 30, 2018 and years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

(5)	Includes the effect of To Be Announced (TBA) transactions.

25	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2018, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 63.4% and 36.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the

26

Core Bond Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis , including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

27

Core Bond Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2018, the Portfolio’s investment adviser fee amounted to $1,071,530 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $33,782 of the Portfolio’s operating expenses for the six months ended June 30, 2018. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns for the six months ended June 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$169,606,870	$99,224,977
U.S. Government and Agency Securities	34,566,874	75,556,865

	$204,173,744	$174,781,842

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$504,776,417

Gross unrealized appreciation	$1,179,887
Gross unrealized depreciation	(11,002,350)

Net unrealized depreciation	$(9,822,463)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2018 is included in the Portfolio of Investments. At June 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts and options thereon to hedge against fluctuations in interest rates.

28

Core Bond Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Financial futures contracts	$388,223	$(85,550)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$364,352	$28,780
Financial futures contracts	(420,688)	280,538

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Financial futures contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Financial futures contracts, respectively.

The average notional cost of futures contracts outstanding during the six months ended June 30, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$35,755,000	$25,742,000

The average number of purchased options contracts outstanding during the six months ended June 30, 2018, which is indicative of the volume of this derivative type, was 219 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

29

Core Bond Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$212,184,817	$—	$212,184,817
Agency Mortgage-Backed Securities	—	80,875,805	—	80,875,805
Collateralized Mortgage Obligations	—	23,289,298	—	23,289,298
Commercial Mortgage-Backed Securities	—	27,288,483	—	27,288,483
Asset-Backed Securities	—	104,431,387	—	104,431,387
Foreign Government and Agency Securities	—	793,851	—	793,851
U.S. Treasury Obligations	—	19,323,334	—	19,323,334
Senior Floating-Rate Loans	—	11,490,021	—	11,490,021
Short-Term Investments —
Commercial Paper	—	1,409,481	—	1,409,481
Other	—	13,564,804	—	13,564,804

Total Investments	$—	$494,651,281	$—	$494,651,281
Futures Contracts	$388,223	$—	$—	$388,223

Total	$388,223	$494,651,281	$—	$495,039,504

Liability Description
Futures Contracts	$(85,550)	$—	$—	$(85,550)

Total	$(85,550)	$—	$—	$(85,550)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2018 is not presented. At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

30

Eaton Vance

Core Bond Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

31

Eaton Vance

Core Bond Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Core Bond Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Core Bond Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board noted the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

32

Eaton Vance

Core Bond Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

33

Eaton Vance

Core Bond Fund

June 30, 2018

Officers and Trustees

Officers of Eaton Vance Core Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Core Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.18

Eaton Vance

Dividend Builder Fund

Semiannual Report

June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2018

Eaton Vance

Dividend Builder Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

Dividend Builder Fund

June 30, 2018

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/18/1981	12/18/1981	0.98%	12.98%	11.29%	5.84%
Class A with 5.75% Maximum Sales Charge	—	—	–4.84	6.47	9.98	5.21
Class C at NAV	11/01/1993	12/18/1981	0.66	12.14	10.47	5.05
Class C with 1% Maximum Sales Charge	—	—	–0.34	11.14	10.47	5.05
Class I at NAV	06/20/2005	12/18/1981	1.17	13.28	11.58	6.10
S&P 500 Index	—	—	2.65%	14.37%	13.41%	10.16%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.02%	1.77%	0.77%
Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Apple, Inc.	4.1%

Alphabet, Inc., Class C	3.0

Home Depot, Inc. (The)	2.9

Verizon Communications, Inc.	2.9

Amazon.com, Inc.	2.9

HP, Inc.	2.1

Facebook, Inc., Class A	2.1

Exxon Mobil Corp.	2.0

PepsiCo, Inc.	2.0

Pfizer, Inc.	1.9

Total	25.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Dividend Builder Fund

June 30, 2018

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

On June 8, 2018, the Fund received its pro-rata share of net assets from Dividend Builder Portfolio, a separate registered investment company, in which the Fund invested and the Portfolio was liquidated. As of June 11, 2018, the Fund invests its assets directly.

3

Eaton Vance

Dividend Builder Fund

June 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,009.80	$5.13	1.03%
Class C	$1,000.00	$1,006.60	$8.86	1.78%
Class I	$1,000.00	$1,011.70	$3.89	0.78%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.16	1.03%
Class C	$1,000.00	$1,016.00	$8.90	1.78%
Class I	$1,000.00	$1,020.90	$3.91	0.78%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio for the period while the Fund was making investments directly in the Portfolio.

4

Eaton Vance

Dividend Builder Fund

June 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value

Aerospace & Defense — 2.4%
Lockheed Martin Corp.	41,400	$12,230,802
Textron, Inc.	153,900	10,143,549
		$22,374,351

Auto Components — 0.6%
Delphi Technologies PLC	112,767	$5,126,388
		$5,126,388

Automobiles — 0.4%
Ford Motor Co.	361,100	$3,997,377
		$3,997,377

Banks — 5.5%
Bank of America Corp.	548,100	$15,450,939
Canadian Imperial Bank of Commerce(1)	107,072	9,314,079
JPMorgan Chase & Co.	168,900	17,599,380
People’s United Financial, Inc.	507,300	9,177,057
		$51,541,455

Beverages — 2.9%
Anheuser-Busch InBev SA/NV	85,800	$8,654,208
PepsiCo, Inc.	168,700	18,366,369
		$27,020,577

Biotechnology — 2.5%
AbbVie, Inc.	116,000	$10,747,400
Alexion Pharmaceuticals, Inc.(2)	18,000	2,234,700
Biogen, Inc.(2)	8,700	2,525,088
Celgene Corp.(2)	31,640	2,512,849
Gilead Sciences, Inc.	53,600	3,797,024
Vertex Pharmaceuticals, Inc.(2)	10,100	1,716,596
		$23,533,657

Capital Markets — 2.8%
Blackstone Group LP (The)	297,100	$9,557,707
CME Group, Inc.	72,200	11,835,024
Lazard, Ltd., Class A	89,100	4,357,881
		$25,750,612

Chemicals — 1.2%
DowDuPont, Inc.	165,400	$10,903,168
		$10,903,168

Security	Shares	Value

Communications Equipment — 0.9%
Cisco Systems, Inc.	186,000	$8,003,580
		$8,003,580

Construction & Engineering — 0.8%
Fluor Corp.	150,200	$7,326,756
		$7,326,756

Consumer Finance — 1.0%
Navient Corp.	752,100	$9,799,863
		$9,799,863

Containers & Packaging — 1.8%
International Paper Co.	325,353	$16,944,384
		$16,944,384

Diversified Telecommunication Services — 2.9%
Verizon Communications, Inc.	544,880	$27,412,913
		$27,412,913

Electric Utilities — 4.2%
Edison International	254,800	$16,121,196
Evergy, Inc.	120,397	6,760,291
PPL Corp.(1)	214,200	6,115,410
Southern Co. (The)	226,500	10,489,215
		$39,486,112

Electronic Equipment, Instruments & Components — 0.7%
FLIR Systems, Inc.	117,300	$6,096,081
		$6,096,081

Energy Equipment & Services — 0.8%
Schlumberger, Ltd.	109,400	$7,333,082
		$7,333,082

Equity Real Estate Investment Trusts (REITs) — 3.8%
AvalonBay Communities, Inc.	59,800	$10,279,022
National Retail Properties, Inc.	213,300	9,376,668
Simon Property Group, Inc.	94,100	16,014,879
		$35,670,569

Food & Staples Retailing — 0.5%
Walmart, Inc.	59,600	$5,104,740
		$5,104,740

5	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 1.8%
Danaher Corp.	72,500	$7,154,300
Medtronic PLC	112,200	9,605,442
		$16,759,742

Health Care Providers & Services — 2.1%
Aetna, Inc.	52,400	$9,615,400
Anthem, Inc.	43,400	10,330,502
		$19,945,902

Hotels, Restaurants & Leisure — 1.8%
Extended Stay America, Inc.	336,900	$7,280,409
Las Vegas Sands Corp.	125,516	9,584,402
		$16,864,811

Independent Power and Renewable Electricity Producers — 0.6%
NextEra Energy Partners, L.P.	121,300	$5,661,071
		$5,661,071

Industrial Conglomerates — 1.5%
3M Co.	71,400	$14,045,808
		$14,045,808

Insurance — 4.1%
American Financial Group, Inc.	83,200	$8,929,856
American International Group, Inc.	333,200	17,666,264
First American Financial Corp.	220,900	11,424,948
		$38,021,068

Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(2)	15,900	$27,026,820
		$27,026,820

Internet Software & Services — 5.7%
Alphabet, Inc., Class C(2)	24,814	$27,683,739
Facebook, Inc., Class A(2)	98,800	19,198,816
Twitter, Inc.(2)	140,600	6,140,002
		$53,022,557

IT Services — 4.3%
Amdocs, Ltd.	110,300	$7,300,757
Cognizant Technology Solutions Corp., Class A	84,300	6,658,857
International Business Machines Corp.	32,672	4,564,278
Leidos Holdings, Inc.	146,200	8,625,800

Security	Shares	Value

IT Services (continued)
Western Union Co. (The)(1)	623,600	$12,677,788
		$39,827,480

Machinery — 2.0%
PACCAR, Inc.	164,800	$10,211,008
Parker-Hannifin Corp.	55,700	8,680,845
		$18,891,853

Media — 1.9%
Comcast Corp., Class A	194,300	$6,374,983
Walt Disney Co. (The)	108,200	11,340,442
		$17,715,425

Metals & Mining — 0.3%
Rio Tinto PLC ADR(1)	58,400	$3,240,032
		$3,240,032

Oil, Gas & Consumable Fuels — 6.1%
BP PLC	1,314,100	$9,998,353
ConocoPhillips	115,600	8,048,072
Exxon Mobil Corp.	227,600	18,829,348
Phillips 66	100,900	11,332,079
Royal Dutch Shell PLC, Class B	259,500	9,293,474
		$57,501,326

Pharmaceuticals — 6.6%
Bristol-Myers Squibb Co.	135,200	$7,481,968
Eli Lilly & Co.	98,200	8,379,406
GlaxoSmithKline PLC ADR	240,100	9,678,431
Johnson & Johnson	148,600	18,031,124
Pfizer, Inc.	500,100	18,143,628
		$61,714,557

Road & Rail — 1.0%
Kansas City Southern	89,600	$9,494,016
		$9,494,016

Semiconductors & Semiconductor Equipment — 4.0%
Broadcom, Inc.	36,900	$8,953,416
QUALCOMM, Inc.	219,200	12,301,504
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	180,100	6,584,456
Texas Instruments, Inc.	87,800	9,679,950
		$37,519,326

6	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software — 4.2%
Adobe Systems, Inc.(2)	66,000	$16,091,460
Microsoft Corp.	162,967	16,070,176
salesforce.com, Inc.(2)	50,700	6,915,480
		$39,077,116

Specialty Retail — 2.9%
Home Depot, Inc. (The)	140,600	$27,431,060
		$27,431,060

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	206,637	$38,250,575
HP, Inc.	871,600	19,776,604
		$58,027,179

Textiles, Apparel & Luxury Goods — 1.8%
Tapestry, Inc.	238,400	$11,135,664
VF Corp.	71,400	5,820,528
		$16,956,192

Tobacco — 2.0%
Altria Group, Inc.	160,890	$9,136,943
Philip Morris International, Inc.	123,135	9,941,920
		$19,078,863

Total Common Stocks (identified cost $810,707,362)		$931,247,869

Short-Term Investments — 0.4%
Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(3)	767,349	$767,349
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,281,058	3,281,058

Total Short-Term Investments (identified cost $4,048,407)		$4,048,407

Total Investments — 99.9% (identified cost $814,755,769)		$935,296,276

Other Assets, Less Liabilities — 0.1%		$1,103,921

Net Assets — 100.0%		$936,400,197

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $8,906,851.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	–	American Depositary Receipt

7	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Unaffiliated investments, at value including $8,906,851 of securities on loan (identified cost, $813,988,420)	$934,528,927
Affiliated investment, at value (identified cost, $767,349)	767,349
Dividends receivable	1,638,773
Dividends receivable from affiliated investment	6,791
Receivable for investments sold	15,114,144
Receivable for Fund shares sold	168,796
Securities lending income receivable	4,595
Tax reclaims receivable	904,816
Total assets	$953,134,191

Liabilities
Collateral for securities loaned	$3,281,058
Payable for investments purchased	11,266,570
Payable for Fund shares redeemed	1,071,764
Payable to affiliates:
Investment adviser fee	498,545
Distribution and service fees	248,290
Trustees’ fees	10,490
Accrued expenses	357,277
Total liabilities	$16,733,994
Net Assets	$936,400,197

Sources of Net Assets
Paid-in capital	$770,983,164
Accumulated undistributed net investment income	1,739,715
Accumulated net realized gain	43,140,498
Net unrealized appreciation	120,536,820
Total	$936,400,197

Class A Shares
Net Assets	$644,466,196
Shares Outstanding	44,256,365
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.56
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.45

Class C Shares
Net Assets	$134,149,359
Shares Outstanding	9,164,150
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.64

Class I Shares
Net Assets	$157,784,642
Shares Outstanding	10,844,461
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.55

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Dividends (net of foreign taxes, $66,958)	$1,530,099
Dividends allocated from Portfolio (net of foreign taxes, $47,686)	11,650,689
Dividends from affiliated investment	1,068
Securities lending income, net	3,561
Securities lending income allocated from Portfolio, net	15,626
Expenses allocated from Portfolio	(2,882,726)
Total investment income	$10,318,317

Expenses
Investment adviser fee	$332,308
Distribution and service fees
Class A	817,019
Class C	714,980
Trustees’ fees and expenses	10,615
Custodian fee	74,227
Transfer and dividend disbursing agent fees	336,715
Legal and accounting services	27,124
Printing and postage	31,061
Registration fees	26,983
Miscellaneous	19,568
Total expenses	$2,390,600

Net investment income	$7,927,717

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,899,201
Investment transactions allocated from Portfolio	27,883,868
Investment transactions — affiliated investment	(282)
Foreign currency transactions	(1,525)
Foreign currency transactions allocated from Portfolio	(3,560)
Net realized gain	$31,777,702
Change in unrealized appreciation (depreciation) —
Investments	$(22,815,925)
Investments allocated from Portfolio	(7,398,254)
Foreign currency	34,707
Foreign currency allocated from Portfolio	(56,395)
Net change in unrealized appreciation (depreciation)	$(30,235,867)

Net realized and unrealized gain	$1,541,835

Net increase in net assets from operations	$9,469,552

9	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$7,927,717	$18,304,783
Net realized gain	31,777,702	80,093,848
Net change in unrealized appreciation (depreciation)	(30,235,867)	67,675,672
Net increase in net assets from operations	$9,469,552	$166,074,303
Distributions to shareholders —
From net investment income
Class A	$(5,970,811)	$(12,311,304)
Class C	(761,267)	(1,676,912)
Class I	(1,674,422)	(3,038,650)
From net realized gain
Class A	—	(52,786,290)
Class C	—	(11,708,051)
Class I	—	(12,683,590)
Total distributions to shareholders	$(8,406,500)	$(94,204,797)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,054,197	$32,845,467
Class C	3,885,011	8,547,081
Class I	13,942,174	68,649,361
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,113,520	55,910,323
Class C	704,709	12,314,314
Class I	1,503,812	13,790,271
Cost of shares redeemed
Class A	(48,802,327)	(149,700,017)
Class C	(19,947,380)	(46,479,020)
Class I	(22,438,984)	(41,660,421)
Net decrease in net assets from Fund share transactions	$(52,985,268)	$(45,782,641)

Net increase (decrease) in net assets	$(51,922,216)	$26,086,865

Net Assets
At beginning of period	$988,322,413	$962,235,548
At end of period	$936,400,197	$988,322,413

Accumulated undistributed net investment income included in net assets
At end of period	$1,739,715	$2,218,498

10	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2018

Financial Highlights

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$14.550		$13.510	$13.110	$14.190	$13.430	$10.870

Income (Loss) From Operations
Net investment income(1)	$0.125		$0.282	$0.278	$0.238	$0.269	$0.158
Net realized and unrealized gain	0.017		2.212	0.907	0.178	1.269	2.582

Total income from operations	$0.142		$2.494	$1.185	$0.416	$1.538	$2.740

Less Distributions
From net investment income	$(0.132)		$(0.264)	$(0.264)	$(0.236)	$(0.195)	$(0.180)
From net realized gain	—		(1.190)	(0.521)	(1.260)	(0.583)	—

Total distributions	$(0.132)		$(1.454)	$(0.785)	$(1.496)	$(0.778)	$(0.180)

Net asset value — End of period	$14.560		$14.550	$13.510	$13.110	$14.190	$13.430

Total Return(2)	0.98	%(3)	18.89%	9.21%	2.91%	11.73%	25.40%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$644,466		$674,421	$685,372	$711,199	$758,216	$787,254
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.03	%(6)	1.03%	1.04%	1.04%	1.05%	1.06%
Net investment income	1.73	%(6)	1.98%	2.09%	1.67%	1.92%	1.30%
Portfolio Turnover of the Portfolio(7)	37	%(3)	86%	97%	99%	93%	59%
Portfolio Turnover of the Fund	6	%(3)(8)	—	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 11, 2018 through June 30, 2018 when the Fund was making investments directly in securities.

11	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$14.620		$13.580	$13.160	$14.250	$13.480	$10.910

Income (Loss) From Operations
Net investment income(1)	$0.071		$0.177	$0.179	$0.132	$0.163	$0.067
Net realized and unrealized gain	0.026		2.209	0.926	0.167	1.278	2.592

Total income from operations	$0.097		$2.386	$1.105	$0.299	$1.441	$2.659

Less Distributions
From net investment income	$(0.077)		$(0.156)	$(0.164)	$(0.129)	$(0.088)	$(0.089)
From net realized gain	—		(1.190)	(0.521)	(1.260)	(0.583)	—

Total distributions	$(0.077)		$(1.346)	$(0.685)	$(1.389)	$(0.671)	$(0.089)

Net asset value — End of period	$14.640		$14.620	$13.580	$13.160	$14.250	$13.480

Total Return(2)	0.66	%(3)	17.89%	8.51%	2.05%	10.90%	24.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$134,149		$149,298	$163,138	$165,915	$175,086	$175,875
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.78	%(6)	1.78%	1.79%	1.79%	1.80%	1.81%
Net investment income	0.97	%(6)	1.24%	1.34%	0.92%	1.16%	0.55%
Portfolio Turnover of the Portfolio(7)	37	%(3)	86%	97%	99%	93%	59%
Portfolio Turnover of the Fund	6	%(3)(8)	—	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 11, 2018 through June 30, 2018 when the Fund was making investments directly in securities.

12	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$14.530		$13.500	$13.100	$14.180	$13.430	$10.870

Income (Loss) From Operations
Net investment income(1)	$0.143		$0.316	$0.312	$0.274	$0.296	$0.189
Net realized and unrealized gain	0.027		2.204	0.906	0.178	1.268	2.581

Total income from operations	$0.170		$2.520	$1.218	$0.452	$1.564	$2.770

Less Distributions
From net investment income	$(0.150)		$(0.300)	$(0.297)	$(0.272)	$(0.231)	$(0.210)
From net realized gain	—		(1.190)	(0.521)	(1.260)	(0.583)	—

Total distributions	$(0.150)		$(1.490)	$(0.818)	$(1.532)	$(0.814)	$(0.210)

Net asset value — End of period	$14.550		$14.530	$13.500	$13.100	$14.180	$13.430

Total Return(2)	1.17	%(3)	19.12%	9.49%	3.10%	12.01%	25.72%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$157,785		$164,604	$113,726	$107,963	$103,942	$67,746
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.78	%(6)	0.78%	0.79%	0.79%	0.80%	0.81%
Net investment income	1.98	%(6)	2.22%	2.35%	1.92%	2.10%	1.55%
Portfolio Turnover of the Portfolio(7)	37	%(3)	86%	97%	99%	93%	59%
Portfolio Turnover	6	%(3)(8)	—	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 11, 2018 through June 30, 2018 when the Fund was making investments directly in securities.

13	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. Prior to the close of business on June 8, 2018, the Fund invested all of its investable assets in interests in Dividend Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on June 8, 2018, the Fund received its pro-rata share of net assets from the Portfolio as part of a complete liquidation of the Portfolio. As of June 11, 2018, the Fund invests directly in securities. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, prior to its liquidation as of the close of business on June 8, 2018, the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial

14

Eaton Vance

Dividend Builder Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims. Prior to the close of business on June 8, 2018, the net investment income or loss consisted of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

15

Eaton Vance

Dividend Builder Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$815,702,076

Gross unrealized appreciation	$140,215,329
Gross unrealized depreciation	(20,621,129)

Net unrealized appreciation	$119,594,200

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement dated June 8, 2018 between the Fund and BMR, the fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates on daily net assets of $3 billion or more, and is payable monthly. Prior to the close of business on June 8, 2018, when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s investment adviser fee. The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund as described above. For the six months ended June 30, 2018, the Fund’s allocated portion of the investment adviser fee paid by the Portfolio amounted to $2,725,054 and the investment adviser fee paid by the Fund amounted to $332,308. For the six months ended June 30, 2018, the Fund’s investment adviser fee, including the investment adviser fee allocated from the Portfolio, was 0.64% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, EVM earned $57,023 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $13,117 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2018 amounted to $817,019 for Class A shares.

16

Eaton Vance

Dividend Builder Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2018, the Fund paid or accrued to EVD $536,235 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2018 amounted to $178,745 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2018, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments by the Portfolio, other than short-term obligations and investments transferred to the Fund, for the period from January 1, 2018 through June 8, 2018 aggregated $352,684,895 and $398,845,581, respectively. Purchases and sales of investments by the Fund, other than short-term obligations and investments acquired in the transfer of net assets from the Portfolio, for the period from June 11, 2018 through June 30, 2018 aggregated $56,985,826 and $62,798,833, respectively. Increases and decreases in the Fund’s investment in the Portfolio for the period from January 1, 2018 through June 8, 2018 were $245,479 and $1,018,982,880, respectively. Included in decreases is $962,305,499, representing the Fund’s interest in the Portfolio as of the close of business on June 8, 2018, which was exchanged for the net assets of the Portfolio on that date having the same fair value. The Fund’s cost of its investment in the Portfolio on such date of $818,987,459 was carried forward to the net assets acquired from the Portfolio and no gain or loss was recognized on the exchange.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	888,449	2,305,590
Issued to shareholders electing to receive payments of distributions in Fund shares	351,017	3,895,803
Redemptions	(3,344,956)	(10,551,829)

Net decrease	(2,105,490)	(4,350,436)

Class C	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	262,444	594,697
Issued to shareholders electing to receive payments of distributions in Fund shares	48,081	852,568
Redemptions	(1,356,747)	(3,252,696)

Net decrease	(1,046,222)	(1,805,431)

17

Eaton Vance

Dividend Builder Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	958,648	4,866,028
Issued to shareholders electing to receive payments of distributions in Fund shares	103,336	960,791
Redemptions	(1,542,414)	(2,923,307)

Net increase (decrease)	(480,430)	2,903,512

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2018, there were no obligations outstanding under these financial instruments.

9  Line of Credit

Effective June 8, 2018, the Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

18

Eaton Vance

Dividend Builder Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

At June 30, 2018, the value of the securities loaned (all common stocks) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $8,906,851 and $9,121,804, respectively. Collateral received was comprised of cash of $3,281,058 and

U.S. Government and/or agencies securities of $5,840,746. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time. The carrying amount of the liability for collateral for securities loaned at June 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at June 30, 2018.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$115,118,073	$—		$—	$115,118,073
Consumer Staples	42,549,972	8,654,208		—	51,204,180
Energy	45,542,581	19,291,827		—	64,834,408
Financials	125,112,998	—		—	125,112,998
Health Care	121,953,858	—		—	121,953,858
Industrials	72,132,784	—		—	72,132,784
Information Technology	241,573,319	—		—	241,573,319
Materials	31,087,584	—		—	31,087,584
Real Estate	35,670,569	—		—	35,670,569
Telecommunication Services	27,412,913	—		—	27,412,913
Utilities	45,147,183	—		—	45,147,183

Total Common Stocks	$903,301,834	$27,946,035	*	$—	$931,247,869

Short-Term Investments	$3,281,058	$767,349		$—	$4,048,407

Total Investments	$906,582,892	$28,713,384		$—	$935,296,276

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

Dividend Builder Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance

Dividend Builder Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Dividend Builder Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Dividend Builder Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered that at its meeting held on February 7 and 8, 2018, the Board, including a majority of the Independent Trustees, voted to approve a restructuring (the “Restructuring”) pursuant to which the Fund would withdraw its assets in-kind from the Portfolio and the Portfolio would terminate. The Board further considered that, in connection with the Restructuring, the Board, including a majority of the Independent Trustees, voted to approve an

21

Eaton Vance

Dividend Builder Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

investment advisory agreement for the Fund with the Adviser (the “Fund Agreement”), which would become effective upon the Fund’s withdrawal of its assets from the Portfolio (the “Effective Date”). The Board noted that its approval of the Fund Agreement will allow the Adviser to manage the assets of the Fund directly upon the Effective Date, which was expected to occur prior to the fiscal year end of the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

22

Eaton Vance

Dividend Builder Fund

June 30, 2018

Officers and Trustees

Officers of Eaton Vance Dividend Builder Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Dividend Builder Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7697    6.30.18

Eaton Vance

Greater India Fund

Semiannual Report

June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2018

Eaton Vance

Greater India Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	27

Officers and Trustees	31

Important Notices	32

Eaton Vance

Greater India Fund

June 30, 2018

Performance1,2

Portfolio Manager Hiren Dasani, CFA, of Goldman Sachs Asset Management, L.P. (GSAM)

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/02/1994	05/02/1994	–8.58%	4.86%	13.05%	6.34%
Class A with 5.75% Maximum Sales Charge	—	—	–13.84	–1.18	11.72	5.71
Class B at NAV	05/02/1994	05/02/1994	–8.89	4.13	12.27	5.64
Class B with 5% Maximum Sales Charge	—	—	–13.44	–0.87	12.02	5.64
Class C at NAV	07/07/2006	05/02/1994	–8.89	4.15	12.27	5.64
Class C with 1% Maximum Sales Charge	—	—	–9.80	3.15	12.27	5.64
Class I at NAV	10/01/2009	05/02/1994	–8.45	5.17	13.39	6.64
MSCI India Index	—	—	–7.51%	6.47%	8.98%	5.18%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.68%	2.38%	2.38%	1.38%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Infosys, Ltd.	8.4%

Maruti Suzuki India, Ltd.	6.3

HDFC Bank, Ltd.	4.5

Housing Development Finance Corp., Ltd.	4.4

Cognizant Technology Solutions Corp., Class A	4.0

Reliance Industries, Ltd.	3.8

Yes Bank, Ltd.	3.4

Hindustan Unilever, Ltd.	3.3

Axis Bank, Ltd.	3.2

Bajaj Finance, Ltd.	3.0

Total	44.3%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater India Fund

June 30, 2018

Endnotes and Additional Disclosures

[1]

MSCI India Index is an unmanaged index of common stocks traded in the India market. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective September 15, 2016, Goldman Sachs Asset Management International (GSAM beginning October 19, 2017) began sub- advising the Fund. Performance prior to September 15, 2016, reflects the Fund’s performance under a former sub-adviser.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater India Fund

June 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$914.20	$7.64	1.61%
Class B	$1,000.00	$911.10	$10.99	2.32%
Class C	$1,000.00	$911.10	$10.95	2.31%
Class I	$1,000.00	$915.50	$6.22	1.31%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.80	$8.05	1.61%
Class B	$1,000.00	$1,013.30	$11.58	2.32%
Class C	$1,000.00	$1,013.30	$11.53	2.31%
Class I	$1,000.00	$1,018.30	$6.56	1.31%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Greater India Fund

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Investment in Greater India Portfolio, at value (identified cost, $190,549,890)	$241,216,548
Receivable for Fund shares sold	63,126
Total assets	$241,279,674

Liabilities
Payable for Fund shares redeemed	$599,106
Payable to affiliates:
Administration fee	30,190
Distribution and service fees	64,994
Trustees’ fees	125
Accrued expenses	100,458
Total liabilities	$794,873
Net Assets	$240,484,801

Sources of Net Assets
Paid-in capital	$187,723,662
Accumulated undistributed net investment income	2,224,754
Accumulated net realized loss from Portfolio	(130,273)
Net unrealized appreciation from Portfolio	50,666,658
Total	$240,484,801

Class A Shares
Net Assets	$170,056,698
Shares Outstanding	5,050,348
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$33.67
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$35.72

Class B Shares
Net Assets	$1,087,487
Shares Outstanding	36,964
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$29.42

Class C Shares
Net Assets	$25,673,208
Shares Outstanding	879,344
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$29.20

Class I Shares
Net Assets	$43,667,408
Shares Outstanding	1,271,151
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$34.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Dividends allocated from Portfolio	$1,629,387
Interest allocated from Portfolio	2,468
Expenses allocated from Portfolio	(1,244,292)
Total investment income from Portfolio	$387,563

Expenses
Administration fee	$191,723
Distribution and service fees
Class A	268,005
Class B	7,560
Class C	138,501
Trustees’ fees and expenses	250
Custodian fee	11,588
Transfer and dividend disbursing agent fees	144,523
Legal and accounting services	17,443
Printing and postage	27,436
Registration fees	32,062
Miscellaneous	7,686
Total expenses	$846,777

Net investment loss	$(459,214)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$8,610,576
Financial futures contracts	79,546
Foreign currency transactions	(188,214)
Net realized gain	$8,501,908
Change in unrealized appreciation (depreciation) —
Investments	$(31,511,194)
Financial futures contracts	(1,356)
Foreign currency	(7,435)
Net change in unrealized appreciation (depreciation)	$(31,519,985)

Net realized and unrealized loss	$(23,018,077)

Net decrease in net assets from operations	$(23,477,291)

6	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income (loss)	$(459,214)	$73,896
Net realized gain	8,501,908	6,224,328
Net change in unrealized appreciation (depreciation)	(31,519,985)	82,158,381
Net increase (decrease) in net assets from operations	$(23,477,291)	$88,456,605
Distributions to shareholders —
From net investment income
Class A	$—	$(6,264,273)
Class B	—	(60,706)
Class C	—	(952,147)
Class I	—	(1,706,551)
Total distributions to shareholders	$—	$(8,983,677)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,150,415	$17,106,407
Class B	5,070	13,784
Class C	1,242,816	4,814,595
Class I	8,820,516	27,236,258
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	5,659,300
Class B	—	55,076
Class C	—	853,966
Class I	—	1,188,806
Cost of shares redeemed
Class A	(12,484,985)	(39,097,762)
Class B	(153,722)	(496,150)
Class C	(3,128,162)	(6,363,095)
Class I	(9,373,286)	(19,831,021)
Net asset value of shares exchanged
Class A	688,631	1,598,335
Class B	(688,631)	(1,598,335)
Net decrease in net assets from Fund share transactions	$(8,921,338)	$(8,859,836)

Net increase (decrease) in net assets	$(32,398,629)	$70,613,092

Net Assets
At beginning of period	$272,883,430	$202,270,338
At end of period	$240,484,801	$272,883,430

Accumulated undistributed net investment income included in net assets
At end of period	$2,224,754	$2,683,968

7	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2018

Financial Highlights

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value — Beginning of period	$36.830		$26.300	$25.770		$27.310		$19.980		$22.210

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.058)		$0.016	$(0.200)		$(0.245)		$(0.116)		$0.002
Net realized and unrealized gain (loss)	(3.102)		11.737	0.878		(1.090)		7.956		(2.232)

Total income (loss) from operations	$(3.160)		$11.753	$0.678		$(1.335)		$7.840		$(2.230)

Less Distributions
From net investment income	$—		$(1.223)	$(0.148)		$(0.205)		$(0.510)		$—

Total distributions	$—		$(1.223)	$(0.148)		$(0.205)		$(0.510)		$—

Net asset value — End of period	$33.670		$36.830	$26.300		$25.770		$27.310		$19.980

Total Return(2)	(8.58	)%(3)	44.80%	2.64	%(4)	(4.96	)%(4)	39.28	%(4)	(10.04	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$170,057		$192,016	$149,950		$172,386		$195,146		$154,207
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.61	%(7)	1.68%	1.88	%(4)	1.88	%(4)	1.88	%(4)	1.88	%(4)
Net investment income (loss)	(0.33	)%(7)	0.05%	(0.75)%		(0.88)%		(0.48)%		0.01%
Portfolio Turnover of the Portfolio	15	%(3)	25%	91%		30%		22%		42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04% and 0.14% of average daily net assets for the years ended December 31, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2018

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value — Beginning of period	$32.300		$23.090	$22.650		$24.190		$17.680		$19.790

Income (Loss) From Operations
Net investment loss(1)	$(0.174)		$(0.171)	$(0.334)		$(0.401)		$(0.261)		$(0.123)
Net realized and unrealized gain (loss)	(2.706)		10.267	0.774		(0.938)		7.024		(1.987)

Total income (loss) from operations	$(2.880)		$10.096	$0.440		$(1.339)		$6.763		$(2.110)

Less Distributions
From net investment income	$—		$(0.886)	$—		$(0.201)		$(0.253)		$—

Total distributions	$—		$(0.886)	$—		$(0.201)		$(0.253)		$—

Net asset value — End of period	$29.420		$32.300	$23.090		$22.650		$24.190		$17.680

Total Return(2)	(8.89	)%(3)	43.78%	1.94	%(4)	(5.62	)%(4)	38.27	%(4)	(10.66	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,087		$2,078	$3,120		$6,970		$16,502		$31,336
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.32	%(7)	2.38%	2.58	%(4)	2.58	%(4)	2.58	%(4)	2.58	%(4)
Net investment loss	(1.14	)%(7)	(0.60)%	(1.45)%		(1.62)%		(1.27)%		(0.68)%
Portfolio Turnover of the Portfolio	15	%(3)	25%	91%		30%		22%		42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04% and 0.14% of average daily net assets for the years ended December 31, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value — Beginning of period	$32.050		$23.020	$22.580		$24.120		$17.720		$19.840

Income (Loss) From Operations
Net investment loss(1)	$(0.157)		$(0.186)	$(0.336)		$(0.383)		$(0.256)		$(0.122)
Net realized and unrealized gain (loss)	(2.693)		10.247	0.776		(0.954)		7.029		(1.998)

Total income (loss) from operations	$(2.850)		$10.061	$0.440		$(1.337)		$6.773		$(2.120)

Less Distributions
From net investment income	$—		$(1.031)	$—		$(0.203)		$(0.373)		$—

Total distributions	$—		$(1.031)	$—		$(0.203)		$(0.373)		$—

Net asset value — End of period	$29.200		$32.050	$23.020		$22.580		$24.120		$17.720

Total Return(2)	(8.89	)%(3)	43.81%	1.95	%(4)	(5.63	)%(4)	38.25	%(4)	(10.69	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,673		$30,195	$22,335		$28,276		$31,918		$24,749
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.31	%(7)	2.38%	2.58	%(4)	2.58	%(4)	2.58	%(4)	2.58	%(4)
Net investment loss	(1.04	)%(7)	(0.65)%	(1.44)%		(1.56)%		(1.19)%		(0.68)%
Portfolio Turnover of the Portfolio	15	%(3)	25%	91%		30%		22%		42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04% and 0.14% of average daily net assets for the years ended December 31, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value — Beginning of period	$37.520		$26.770	$26.230		$27.710		$20.260		$22.460

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.007)		$0.140	$(0.126)		$(0.166)		$(0.044)		$0.057
Net realized and unrealized gain (loss)	(3.163)		11.936	0.900		(1.108)		8.078		(2.257)

Total income (loss) from operations	$(3.170)		$12.076	$0.774		$(1.274)		$8.034		$(2.200)

Less Distributions
From net investment income	$—		$(1.326)	$(0.234)		$(0.206)		$(0.584)		$—

Total distributions	$—		$(1.326)	$(0.234)		$(0.206)		$(0.584)		$—

Net asset value — End of period	$34.350		$37.520	$26.770		$26.230		$27.710		$20.260

Total Return(2)	(8.45	)%(3)	45.22%	2.97	%(4)	(4.70	)%(4)	39.74	%(4)	(9.83	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,667		$48,595	$26,866		$29,959		$35,388		$18,909
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.31	%(7)	1.38%	1.58	%(4)	1.58	%(4)	1.58	%(4)	1.58	%(4)
Net investment income (loss)	(0.04	)%(7)	0.41%	(0.46)%		(0.59)%		(0.18)%		0.28%
Portfolio Turnover of the Portfolio	15	%(3)	25%	91%		30%		22%		42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04% and 0.14% of average daily net assets for the years ended December 31, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of June 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Greater India Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2017, the Fund had a net capital loss of $108,105 attributable to security transactions incurred after October 31, 2017 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2018.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR pays Goldman Sachs Asset Management, L.P. a portion of its investment adviser fee for sub-advisory services provided to the Fund. For the six months ended June 30, 2018, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the administration fee amounted to $191,723.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, EVM earned $18,799 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $18,317 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2018. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2018 amounted to $268,005 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2018, the Fund paid or accrued to EVD $5,670 and $103,876 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2018 amounted to $1,890 and $34,625 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on

13

Eaton Vance

Greater India Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2018, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A and Class B shareholders.

6  Investment Transactions

For the six months ended June 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $5,279,974 and $14,868,315, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	173,214	528,248
Issued to shareholders electing to receive payments of distributions in Fund shares	—	156,562
Redemptions	(355,616)	(1,220,925)
Exchange from Class B shares	19,772	48,236

Net decrease	(162,630)	(487,879)

Class B	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	157	542
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,750
Redemptions	(4,959)	(17,904)
Exchange to Class A shares	(22,586)	(55,152)

Net decrease	(27,388)	(70,764)

Class C	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	39,667	168,712
Issued to shareholders electing to receive payments of distributions in Fund shares	—	27,174
Redemptions	(102,475)	(223,799)

Net decrease	(62,808)	(27,913)

14

Eaton Vance

Greater India Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	241,159	843,895
Issued to shareholders electing to receive payments of distributions in Fund shares	—	32,284
Redemptions	(265,084)	(584,582)

Net increase (decrease)	(23,925)	291,597

15

Greater India Portfolio

June 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 99.8%
Security	Shares	Value

India — 95.8%

Auto Components — 1.4%
MRF, Ltd.	3,154	$3,457,917
		$3,457,917

Automobiles — 8.9%
Mahindra & Mahindra, Ltd.	464,154	$6,075,415
Maruti Suzuki India, Ltd.	118,615	15,269,539
		$21,344,954

Banks — 14.6%
Axis Bank, Ltd.	1,037,912	$7,708,734
Bandhan Bank, Ltd.(1)(2)	170,755	1,316,971
Federal Bank, Ltd.	954,107	1,138,418
HDFC Bank, Ltd.	352,586	10,874,430
IndusInd Bank, Ltd.	105,888	2,997,244
RBL Bank, Ltd.(1)	365,386	2,949,201
Yes Bank, Ltd.	1,647,049	8,173,397
		$35,158,395

Beverages — 1.0%
United Breweries, Ltd.	139,855	$2,357,136
		$2,357,136

Biotechnology — 0.9%
Biocon, Ltd.	228,170	$2,056,415
		$2,056,415

Chemicals — 2.3%
Castrol India, Ltd.	570,150	$1,363,261
UPL, Ltd.	469,941	4,245,808
		$5,609,069

Construction & Engineering — 1.1%
Voltas, Ltd.	360,925	$2,746,743
		$2,746,743

Construction Materials — 3.8%
Century Textiles & Industries, Ltd.	181,003	$2,347,640
Dalmia Bharat, Ltd.	61,347	2,048,713
Grasim Industries, Ltd.	28,212	414,832
Grasim Industries, Ltd. GDR(3)	291,800	4,288,089
		$9,099,274

Security	Shares	Value

Consumer Finance — 6.2%
Bajaj Finance, Ltd.	212,553	$7,147,685
Bharat Financial Inclusion, Ltd.(2)	166,217	2,821,076
Mahindra & Mahindra Financial Services, Ltd.	570,553	3,935,851
Muthoot Finance, Ltd.	174,463	965,694
		$14,870,306

Diversified Financial Services — 1.5%
Bajaj Holdings & Investment, Ltd.	88,079	$3,703,968
		$3,703,968

Electrical Equipment — 0.4%
Graphite India, Ltd.	86,164	$1,056,474
		$1,056,474

Food Products — 2.6%
Britannia Industries, Ltd.	60,017	$5,465,121
GlaxoSmithKline Consumer Healthcare, Ltd.	9,026	855,932
		$6,321,053

Hotels, Restaurants & Leisure — 0.7%
Indian Hotels Co., Ltd. (The)	923,711	$1,780,510
		$1,780,510

Household Durables — 2.2%
Crompton Greaves Consumer Electricals, Ltd.	885,858	$2,917,863
Whirlpool of India, Ltd.	105,860	2,363,383
		$5,281,246

Household Products — 3.3%
Hindustan Unilever, Ltd.	335,920	$8,021,222
		$8,021,222

Industrial Conglomerates — 0.9%
Siemens, Ltd.	155,154	$2,218,993
		$2,218,993

Insurance — 1.4%
ICICI Lombard General Insurance Co., Ltd.(1)	121,681	$1,260,823
ICICI Prudential Life Insurance Co., Ltd.(1)	397,908	2,193,234
		$3,454,057

16	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services — 1.6%
Info Edge India, Ltd.	220,829	$3,807,540
		$3,807,540

IT Services — 10.6%
HCL Technologies, Ltd.	388,225	$5,249,405
Infosys, Ltd.	1,051,996	20,221,037
		$25,470,442

Life Sciences Tools & Services — 1.2%
Divi’s Laboratories, Ltd.	196,559	$2,981,028
		$2,981,028

Machinery — 4.2%
AIA Engineering, Ltd.	93,336	$2,047,048
Eicher Motors, Ltd.	12,698	5,320,033
Thermax, Ltd.	186,957	2,823,862
		$10,190,943

Metals & Mining — 3.5%
Hindalco Industries, Ltd.	1,120,475	$3,768,417
Hindustan Zinc, Ltd.	673,786	2,738,801
Jindal Steel & Power, Ltd.(2)	564,567	1,837,065
		$8,344,283

Oil, Gas & Consumable Fuels — 3.9%
Mangalore Refinery & Petrochemicals, Ltd.	350,664	$414,647
Reliance Industries, Ltd.	640,592	9,108,507
		$9,523,154

Personal Products — 1.7%
Procter & Gamble Hygiene & Health Care, Ltd.	27,742	$4,012,620
		$4,012,620

Pharmaceuticals — 4.8%
Abbott India, Ltd.	34,365	$3,614,135
Cipla, Ltd.	482,187	4,340,826
Eris Lifesciences, Ltd.(1)(2)	178,741	1,781,062
Lupin, Ltd.	147,465	1,950,518
		$11,686,541

Real Estate Management & Development — 1.2%
Oberoi Realty, Ltd.	214,170	$1,491,290
Prestige Estates Projects, Ltd.	325,464	1,282,134
		$2,773,424

Security	Shares	Value

Road & Rail — 0.9%
Container Corp. of India, Ltd.	219,524	$2,081,786
		$2,081,786

Textiles, Apparel & Luxury Goods — 0.4%
Aditya Birla Fashion and Retail, Ltd.(2)	471,197	$945,131
		$945,131

Thrifts & Mortgage Finance — 4.4%
Housing Development Finance Corp., Ltd.	377,013	$10,505,309
		$10,505,309

Tobacco — 2.1%
ITC, Ltd.	1,292,441	$4,999,834
		$4,999,834

Wireless Telecommunication Services — 2.1%
Idea Cellular, Ltd.(2)	5,990,884	$5,165,349
		$5,165,349

Total India (identified cost $183,421,554)		$231,025,116

United States — 4.0%

IT Services — 4.0%
Cognizant Technology Solutions Corp., Class A	121,937	$9,631,804
		$9,631,804

Total United States (identified cost $6,629,544)		$9,631,804

Total Common Stocks (identified cost $190,051,098)		$240,656,920

17	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.1%
Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	$394	$393,648

Total Short-Term Investments (identified cost $393,648)		$393,648

Total Investments — 99.9% (identified cost $190,444,746)		$241,050,568

Other Assets, Less Liabilities — 0.1%		$167,803

Net Assets — 100.0%		$241,218,371

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $9,501,291 or 3.9% of the Portfolio’s net assets.

(2)	Non-income producing security.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, the aggregate value of these securities is $4,288,089 or 1.8% of the Portfolio’s net assets.

Abbreviations:

GDR	–	Global Depositary Receipt

18	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Unaffiliated investments, at value (identified cost, $190,444,746)	$241,050,568
Foreign currency, at value (identified cost, $626,930)	626,930
Dividends and interest receivable	329,709
Receivable for investments sold	96,381
Receivable for foreign taxes	42,974
Total assets	$242,146,562

Liabilities
Payable for investments purchased	$615,326
Payable to affiliates:
Investment adviser fee	171,235
Trustees’ fees	2,988
Accrued expenses	138,642
Total liabilities	$928,191
Net Assets applicable to investors’ interest in Portfolio	$241,218,371

Sources of Net Assets
Investors’ capital	$190,617,037
Net unrealized appreciation	50,601,334
Total	$241,218,371

19	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Dividends	$1,629,399
Interest	2,468
Total investment income	$1,631,867

Expenses
Investment adviser fee	$1,087,430
Trustees’ fees and expenses	5,435
Custodian fee	101,221
Legal and accounting services	41,866
Miscellaneous	8,348
Total expenses	$1,244,300

Net investment income	$387,567

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$8,610,641
Financial futures contracts	79,546
Foreign currency transactions	(188,215)
Net realized gain	$8,501,972
Change in unrealized appreciation (depreciation) —
Investments	$(31,511,425)
Financial futures contracts	(1,356)
Foreign currency	(7,436)
Net change in unrealized appreciation (depreciation)	$(31,520,217)

Net realized and unrealized loss	$(23,018,245)

Net decrease in net assets from operations	$(22,630,678)

20	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$387,567	$1,894,484
Net realized gain	8,501,972	6,224,372
Net change in unrealized appreciation (depreciation)	(31,520,217)	82,158,948
Net increase (decrease) in net assets from operations	$(22,630,678)	$90,277,804
Capital transactions —
Contributions	$5,279,974	$10,165,205
Withdrawals	(14,868,315)	(30,668,994)
Net decrease in net assets from capital transactions	$(9,588,341)	$(20,503,789)

Net increase (decrease) in net assets	$(32,219,019)	$69,774,015

Net Assets
At beginning of period	$273,437,390	$203,663,375
At end of period	$241,218,371	$273,437,390

21	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2018

Financial Highlights

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.97	%(2)	0.98%	1.19%	1.23%	1.22%	1.31%
Net investment income (loss)	0.30	%(2)	0.76%	(0.06)%	(0.23)%	0.17%	0.58%
Portfolio Turnover	15	%(3)	25%	91%	30%	22%	42%

Total Return	(8.28	)%(3)	45.78%	3.35%	(4.33)%	40.17%	(9.52)%

Net assets, end of period (000’s omitted)	$241,218		$273,437	$203,663	$238,167	$280,593	$231,169

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

22	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2018, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in

23

Greater India Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of March 31, 2018, the Portfolio, for tax reporting in India, had accumulated losses of INR 699,797,944 (having a value of approximately $10,214,000 at June 30, 2018) that can be carried forward to offset future realized gains from the sale of certain Indian securities that would otherwise be subject to Indian capital gains taxes. These accumulated losses expire on March 31, 2020 (INR 535,151,798), March 31, 2022 (INR 90,144,310) and March 31, 2026 (INR 74,501,836).

As of June 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.85% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2018, the investment adviser fee amounted to $1,087,430 or 0.85% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Goldman Sachs Asset Management, L.P. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

24

Greater India Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $38,591,127 and $45,939,539, respectively, for the six months ended June 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$201,774,745

Gross unrealized appreciation	$48,426,655
Gross unrealized depreciation	(9,150,832)

Net unrealized appreciation	$39,275,823

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2018, there were no obligations outstanding under these financial instruments.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended June 30, 2018, the Portfolio entered into equity index futures contracts to manage cash flows.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$79,546	$(1,356)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2018, which is indicative of the volume of this derivative type, was approximately $924,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.

25

Greater India Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. Governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$32,809,758		$—	$32,809,758
Consumer Staples	—	25,711,865		—	25,711,865
Energy	—	9,523,154		—	9,523,154
Financials	—	67,692,035		—	67,692,035
Health Care	—	16,723,984		—	16,723,984
Industrials	—	18,294,939		—	18,294,939
Information Technology	9,631,804	29,277,982		—	38,909,786
Materials	—	23,052,626		—	23,052,626
Real Estate	—	2,773,424		—	2,773,424
Telecommunication Services	—	5,165,349		—	5,165,349

Total Common Stocks	$9,631,804	$231,025,116	*	$—	$240,656,920

Short-Term Investments	$—	$393,648		$—	$393,648

Total Investments	$9,631,804	$231,418,764		$—	$241,050,568

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Greater India Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Greater India Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Greater India Fund (the “Fund”), as well as the investment advisory agreement of Greater India Portfolio (the “Portfolio”), the portfolio in which the Fund invests, each with Boston Management and Research (the “Adviser”) and an investment sub-advisory agreement with Goldman Sachs Asset Management, L.P. (the “Sub-adviser”) each with of the Fund and the Portfolio, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements for the Fund and the Portfolio (collectively, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the investment strategy of the Fund and the Portfolio. The Board also considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities of companies in India and surrounding countries of the Indian subcontinent provided by investment professionals located in the region. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior

28

Eaton Vance

Greater India Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio.

The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was equal to the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of clients. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

29

Eaton Vance

Greater India Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

30

Eaton Vance

Greater India Fund

June 30, 2018

Officers and Trustees

Officers of Eaton Vance Greater India Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Greater India Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Greater India Fund and Greater India Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Eaton Vance Greater India Fund and Greater India Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Eaton Vance Greater India Fund and Greater India Portfolio

Goldman Sachs Asset Management, L.P.

200 West Street

New York, NY 10282

Administrator of Eaton Vance Greater India Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7693    6.30.18

Eaton Vance

Growth Fund

Semiannual Report

June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2018

Eaton Vance

Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	25

Important Notices	26

Eaton Vance

Growth Fund

June 30, 2018

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/09/2002	09/09/2002	10.17%	21.02%	16.01%	10.41%
Class A with 5.75% Maximum Sales Charge	—	—	3.82	14.07	14.65	9.75
Class C at NAV	09/09/2002	09/09/2002	9.79	20.12	15.15	9.58
Class C with 1% Maximum Sales Charge	—	—	8.79	19.12	15.15	9.58
Class I at NAV	05/03/2007	09/09/2002	10.31	21.32	16.30	10.68
Class R at NAV	08/03/2009	09/09/2002	10.04	20.75	15.73	10.16
Russell 1000® Growth Index	—	—	7.25%	22.51%	16.35%	11.82%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.09%	1.84%	0.84%	1.34%
Net			1.05	1.80	0.80	1.30

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Amazon.com, Inc.	7.3%

Visa, Inc., Class A	4.6

Facebook, Inc., Class A	4.5

Alphabet, Inc., Class C	4.4

Alphabet, Inc., Class A	3.0

salesforce.com, Inc.	3.0

Microsoft Corp.	2.7

Adobe Systems, Inc.	2.4

Twitter, Inc.	2.2

Apple, Inc.	2.1

Total	36.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Growth Fund

June 30, 2018

Endnotes and Additional Disclosures

[1]

Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

On May 11, 2018, the Fund received its pro-rata share of net assets from Growth Portfolio, a separate registered investment company, in which the Fund invested and the Portfolio was liquidated. As of May 14, 2018, the Fund invests its assets directly.

3

Eaton Vance

Growth Fund

June 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,101.70	$5.47	**	1.05%
Class C	$1,000.00	$1,097.90	$9.36	**	1.80%
Class I	$1,000.00	$1,103.10	$4.17	**	0.80%
Class R	$1,000.00	$1,100.40	$6.77	**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	**	1.05%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%
Class R	$1,000.00	$1,018.30	$6.51	**	1.30%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio for the period while the Fund was making investments directly in the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Growth Fund

June 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value

Aerospace & Defense — 2.7%
Boeing Co. (The)	7,451	$2,499,885
Raytheon Co.	36,521	7,055,127
		$9,555,012

Air Freight & Logistics — 1.7%
FedEx Corp.	26,337	$5,980,079
		$5,980,079

Auto Components — 1.4%
Aptiv PLC	56,481	$5,175,354
		$5,175,354

Banks — 2.3%
JPMorgan Chase & Co.	36,503	$3,803,613
KeyCorp	217,448	4,248,934
		$8,052,547

Beverages — 3.5%
Coca-Cola Co. (The)	163,101	$7,153,610
Constellation Brands, Inc., Class A	15,311	3,351,118
PepsiCo, Inc.	17,039	1,855,036
		$12,359,764

Biotechnology — 4.8%
Alexion Pharmaceuticals, Inc.(1)	42,464	$5,271,905
Biogen, Inc.(1)	12,840	3,726,682
Celgene Corp.(1)	27,497	2,183,812
Vertex Pharmaceuticals, Inc.(1)	34,251	5,821,300
		$17,003,699

Capital Markets — 2.8%
Charles Schwab Corp. (The)	98,070	$5,011,377
Goldman Sachs Group, Inc. (The)	22,619	4,989,073
		$10,000,450

Chemicals — 2.7%
Ecolab, Inc.	51,866	$7,278,356
Sherwin-Williams Co. (The)	5,460	2,225,332
		$9,503,688

Security	Shares	Value

Commercial Services & Supplies — 1.7%
Waste Connections, Inc.	34,998	$2,634,650
Waste Management, Inc.	43,254	3,518,280
		$6,152,930

Communications Equipment — 1.9%
Palo Alto Networks, Inc.(1)	33,356	$6,853,657
		$6,853,657

Electrical Equipment — 1.5%
Rockwell Automation, Inc.	32,025	$5,323,516
		$5,323,516

Energy Equipment & Services — 0.6%
Halliburton Co.	51,887	$2,338,028
		$2,338,028

Food Products — 1.3%
Conagra Brands, Inc.	49,540	$1,770,064
Pinnacle Foods, Inc.	45,362	2,951,252
		$4,721,316

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	87,226	$5,319,914
Danaher Corp.	35,092	3,462,879
Intuitive Surgical, Inc.(1)	4,253	2,034,975
		$10,817,768

Health Care Providers & Services — 2.7%
Anthem, Inc.	14,522	$3,456,671
UnitedHealth Group, Inc.	24,667	6,051,802
		$9,508,473

Hotels, Restaurants & Leisure — 0.8%
Starbucks Corp.	59,807	$2,921,572
		$2,921,572

Internet & Direct Marketing Retail — 9.7%
Amazon.com, Inc.(1)	15,342	$26,078,331
Booking Holdings, Inc.(1)	1,696	3,437,945
Netflix, Inc.(1)	12,341	4,830,638
		$34,346,914

5	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services — 17.9%
Alibaba Group Holding, Ltd. ADR(1)	15,527	$2,880,724
Alphabet, Inc., Class A(1)	9,512	10,740,855
Alphabet, Inc., Class C(1)	14,013	15,633,604
Facebook, Inc., Class A(1)	81,407	15,819,008
GoDaddy, Inc., Class A(1)	99,831	7,048,069
IAC/InterActiveCorp(1)	23,170	3,533,193
Twitter, Inc.(1)	178,406	7,790,990
		$63,446,443

IT Services — 4.6%
Visa, Inc., Class A(2)	123,225	$16,321,151
		$16,321,151

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	50,724	$3,136,772
Illumina, Inc.(1)	6,145	1,716,237
		$4,853,009

Machinery — 0.5%
Xylem, Inc.	25,530	$1,720,211
		$1,720,211

Media — 1.8%
Walt Disney Co. (The)	60,012	$6,289,858
		$6,289,858

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	139,121	$2,401,228
		$2,401,228

Oil, Gas & Consumable Fuels — 0.9%
Devon Energy Corp.	70,033	$3,078,651
		$3,078,651

Road & Rail — 2.7%
CSX Corp.	109,574	$6,988,630
J.B. Hunt Transport Services, Inc.	22,638	2,751,649
		$9,740,279

Semiconductors & Semiconductor Equipment — 1.7%
Broadcom, Inc.	6,832	$1,657,716
Texas Instruments, Inc.	38,506	4,245,287
		$5,903,003

Security	Shares	Value

Software — 11.8%
Activision Blizzard, Inc.	88,384	$6,745,467
Adobe Systems, Inc.(1)	34,697	8,459,476
Intuit, Inc.	24,430	4,991,171
Microsoft Corp.	97,054	9,570,495
SailPoint Technologies Holding, Inc.(1)	60,536	1,485,553
salesforce.com, Inc.(1)	77,454	10,564,726
		$41,816,888

Specialty Retail — 4.4%
Home Depot, Inc. (The)	26,480	$5,166,248
TJX Cos., Inc. (The)	55,924	5,322,846
Ulta Beauty, Inc.(1)	22,320	5,210,827
		$15,699,921

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	41,194	$7,625,421
HP, Inc.	220,287	4,998,312
		$12,623,733

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	71,572	$5,702,857
		$5,702,857

Total Common Stocks (identified cost $205,438,966)		$350,211,999

Short-Term Investments — 1.1%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(3)	3,916,407	$3,916,407

Total Short-Term Investments (identified cost $3,916,649)		$3,916,407

Total Investments — 99.7% (identified cost $209,355,615)		$354,128,406

Other Assets, Less Liabilities — 0.3%		$986,103

Net Assets — 100.0%		$355,114,509

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

6	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $16,157,840.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018.

Abbreviations:

ADR	–	American Depositary Receipt

7	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Unaffiliated investments, at value including $16,157,840 of securities on loan (identified cost, $205,438,966)	$350,211,999
Affiliated investment, at value (identified cost, $3,916,649)	3,916,407
Dividends receivable	167,252
Dividends receivable from affiliated investment	5,048
Receivable for investments sold	2,139,469
Receivable for Fund shares sold	1,393,936
Securities lending income receivable	1,881
Tax reclaims receivable	168,852
Receivable from affiliate	7,544
Total assets	$358,012,388

Liabilities
Payable for investments purchased	$2,093,398
Payable for Fund shares redeemed	374,322
Payable to affiliates:
Investment adviser fee	192,492
Distribution and service fees	83,896
Trustees’ fees	3,618
Accrued expenses	150,153
Total liabilities	$2,897,879
Net Assets	$355,114,509

Sources of Net Assets
Paid-in capital	$189,576,478
Accumulated distributions in excess of net investment income	(337,641)
Accumulated net realized gain	21,100,318
Net unrealized appreciation	144,775,354
Total	$355,114,509

Class A Shares
Net Assets	$221,555,390
Shares Outstanding	7,546,030
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$29.36
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$31.15

Class C Shares
Net Assets	$42,677,423
Shares Outstanding	1,699,528
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$25.11

Class I Shares
Net Assets	$87,241,453
Shares Outstanding	2,892,183
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$30.16

Class R Shares
Net Assets	$3,640,243
Shares Outstanding	126,808
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$28.71

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Dividends	$474,323
Dividends allocated from Portfolio	1,041,221
Dividends from affiliated investment	7,584
Securities lending income, net	3,070
Securities lending income allocated from Portfolio, net	7,507
Expenses allocated from Portfolio	(874,548)
Total investment income	$659,157

Expenses
Investment adviser fee	$305,128
Distribution and service fees
Class A	269,493
Class C	213,463
Class R	9,116
Trustees’ fees and expenses	3,743
Custodian fee	34,420
Transfer and dividend disbursing agent fees	174,167
Legal and accounting services	16,949
Printing and postage	16,157
Registration fees	27,924
Miscellaneous	10,568
Total expenses	$1,081,128
Deduct —
Allocation of expenses to affiliate	$84,330
Total expense reductions	$84,330

Net expenses	$996,798

Net investment loss	$(337,641)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$701,281
Investment transactions allocated from Portfolio	21,385,025
Investment transactions — affiliated investment	102
Foreign currency transactions allocated from Portfolio	(9,371)
Net realized gain	$22,077,037
Change in unrealized appreciation (depreciation) —
Investments	$2,955,142
Investment allocated from Portfolio	8,803,575
Investments — affiliated investment	(242)
Foreign currency	748
Foreign currency allocated from Portfolio	(773)
Net change in unrealized appreciation (depreciation)	$11,758,450

Net realized and unrealized gain	$33,835,487

Net increase in net assets from operations	$33,497,846

9	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment loss	$(337,641)	$(418,497)
Net realized gain	22,077,037	20,552,961
Net change in unrealized appreciation (depreciation)	11,758,450	51,170,227
Net increase in net assets from operations	$33,497,846	$71,304,691
Distributions to shareholders —
From net investment income
Class A	$—	$(227,167)
Class I	—	(249,851)
From net realized gain
Class A	—	(9,729,500)
Class C	—	(2,220,208)
Class I	—	(3,488,207)
Class R	—	(163,345)
Total distributions to shareholders	$—	$(16,078,278)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,197,074	$16,240,954
Class C	2,089,275	4,144,516
Class I	10,538,143	26,639,386
Class R	389,033	728,201
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	9,145,153
Class C	—	2,019,402
Class I	—	3,553,117
Class R	—	112,580
Cost of shares redeemed
Class A	(15,255,791)	(45,564,024)
Class C	(4,868,186)	(13,034,293)
Class I	(10,199,332)	(24,272,291)
Class R	(550,948)	(1,205,617)
Net decrease in net assets from Fund share transactions	$(11,660,732)	$(21,492,916)

Net increase in net assets	$21,837,114	$33,733,497

Net Assets
At beginning of period	$333,277,395	$299,543,898
At end of period	$355,114,509	$333,277,395

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(337,641)	$—

10	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2018

Financial Highlights

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$26.650		$22.300	$22.230	$21.670	$20.920		$17.540

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.023)		$(0.021)	$0.047	$0.140	$(0.000	)(2)	$0.012
Net realized and unrealized gain	2.733		5.680	0.451	1.387	2.889		6.069

Total income from operations	$2.710		$5.659	$0.498	$1.527	$2.889		$6.081

Less Distributions
From net investment income	$—		$(0.029)	$(0.085)	$—	$—		$(0.001)
From net realized gain	—		(1.280)	(0.343)	(0.967)	(2.139)		(2.700)

Total distributions	$—		$(1.309)	$(0.428)	$(0.967)	$(2.139)		$(2.701)

Net asset value — End of period	$29.360		$26.650	$22.300	$22.230	$21.670		$20.920

Total Return(3)(4)	10.17	%(5)	25.42%	2.32%	7.04%	14.23%		35.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$221,555		$209,606	$194,018	$214,135	$88,448		$89,426
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)(7)	1.05	%(8)	1.05%	1.05%	1.05%	1.15%		1.25%
Net investment income (loss)	(0.16	)%(8)	(0.08)%	0.22%	0.62%	(0.00	)%(9)	0.06%
Portfolio Turnover of the Portfolio(10)	20	%(5)	50%	60%	55%	38%		42%
Portfolio Turnover of the Fund	5	%(5)(11)	—	—	—	—		—

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator reimbursed certain operating expenses (equal to 0.05%, 0.06%, 0.08%, 0.07%, 0.12% and 0.10% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Amount is less than (0.005)%.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from May 14, 2018 through June 30, 2018 when the Fund was making investments directly in securities.

11	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$22.870		$19.410	$19.460	$19.230	$18.920	$16.190

Income (Loss) From Operations
Net investment loss(1)	$(0.110)		$(0.183)	$(0.101)	$(0.025)	$(0.149)	$(0.127)
Net realized and unrealized gain	2.350		4.923	0.394	1.222	2.598	5.558

Total income from operations	$2.240		$4.740	$0.293	$1.197	$2.449	$5.431

Less Distributions
From net investment income	$—		$—	$—	$—	$—	$(0.001)
From net realized gain	—		(1.280)	(0.343)	(0.967)	(2.139)	(2.700)

Total distributions	$—		$(1.280)	$(0.343)	$(0.967)	$(2.139)	$(2.701)

Net asset value — End of period	$25.110		$22.870	$19.410	$19.460	$19.230	$18.920

Total Return(2)(3)	9.79	%(4)	24.45%	1.57%	6.20%	13.41%	34.27%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,677		$41,450	$41,272	$48,285	$30,552	$29,318
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	1.80	%(7)	1.80%	1.80%	1.80%	1.90%	2.00%
Net investment loss	(0.91	)%(7)	(0.83)%	(0.53)%	(0.13)%	(0.75)%	(0.68)%
Portfolio Turnover of the Portfolio(8)	20	%(4)	50%	60%	55%	38%	42%
Portfolio Turnover of the Fund	5	%(4)(9)	—	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.05%, 0.06%, 0.08%, 0.07%, 0.12% and 0.10% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 14, 2018 through June 30, 2018 when the Fund was making investments directly in securities.

12	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$27.340		$22.850	$22.760	$22.120	$21.250	$17.750

Income (Loss) From Operations
Net investment income(1)	$0.013		$0.043	$0.108	$0.192	$0.056	$0.063
Net realized and unrealized gain	2.807		5.820	0.461	1.415	2.953	6.138

Total income from operations	$2.820		$5.863	$0.569	$1.607	$3.009	$6.201

Less Distributions
From net investment income	$—		$(0.093)	$(0.136)	$—	$—	$(0.001)
From net realized gain	—		(1.280)	(0.343)	(0.967)	(2.139)	(2.700)

Total distributions	$—		$(1.373)	$(0.479)	$(0.967)	$(2.139)	$(2.701)

Net asset value — End of period	$30.160		$27.340	$22.850	$22.760	$22.120	$21.250

Total Return(2)(3)	10.31	%(4)	25.72%	2.59%	7.26%	14.58%	35.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87,241		$78,775	$61,036	$58,746	$32,051	$28,336
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	0.80	%(7)	0.80%	0.80%	0.80%	0.90%	1.00%
Net investment income	0.09	%(7)	0.16%	0.48%	0.84%	0.25%	0.31%
Portfolio Turnover of the Portfolio(8)	20	%(4)	50%	60%	55%	38%	42%
Portfolio Turnover of the Fund	5	%(4)(9)	—	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.05%, 0.06%, 0.08%, 0.07%, 0.12% and 0.10% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 14, 2018 through June 30, 2018 when the Fund was making investments directly in securities.

13	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2018

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$26.090		$21.880	$21.800	$21.320	$20.660	$17.400

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.057)		$(0.082)	$(0.010)	$0.059	$(0.052)	$(0.037)
Net realized and unrealized gain	2.677		5.572	0.439	1.388	2.851	5.998

Total income from operations	$2.620		$5.490	$0.429	$1.447	$2.799	$5.961

Less Distributions
From net investment income	$—		$—	$(0.006)	$—	$—	$(0.001)
From net realized gain	—		(1.280)	(0.343)	(0.967)	(2.139)	(2.700)

Total distributions	$—		$(1.280)	$(0.349)	$(0.967)	$(2.139)	$(2.701)

Net asset value — End of period	$28.710		$26.090	$21.880	$21.800	$21.320	$20.660

Total Return(2)(3)	10.04	%(4)	25.12%	2.03%	6.77%	13.98%	34.94%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,640		$3,447	$3,217	$4,186	$2,932	$2,417
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	1.30	%(7)	1.30%	1.30%	1.30%	1.40%	1.50%
Net investment income (loss)	(0.41	)%(7)	(0.33)%	(0.05)%	0.27%	(0.24)%	(0.18)%
Portfolio Turnover of the Portfolio(8)	20	%(4)	50%	60%	55%	38%	42%
Portfolio Turnover of the Fund	5	%(4)(9)	—	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.05%, 0.06%, 0.08%, 0.07%, 0.12% and 0.10% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 14, 2018 through June 30, 2018 when the Fund was making investments directly in securities.

14	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. Prior to the close of business on May 11, 2018, the Fund invested all of its investable assets in interests in Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on May 11, 2018, the Fund received its pro-rata share of net assets from the Portfolio as part of a complete liquidation of the Portfolio. As of May 14, 2018, the Fund invests directly in securities. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Prior to the close of business on May 11, 2018, the net investment income or loss consisted of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

15

Eaton Vance

Growth Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2017, the Fund had a net capital loss of $1,125,809 attributable to security transactions incurred after October 31, 2017 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2018.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$209,361,234

Gross unrealized appreciation	$148,092,357
Gross unrealized depreciation	(3,325,185)

Net unrealized appreciation	$144,767,172

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement dated May 11, 2018 between the Fund and BMR, the fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is

16

Eaton Vance

Growth Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

reduced. Prior to the close of business on May 11, 2018, when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s investment adviser fee. The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund as described above. For the six months ended June 30, 2018, the Fund’s allocated portion of the investment adviser fee paid by the Portfolio amounted to $815,923 and the investment adviser fee paid by the Fund amounted to $305,128. For the six months ended June 30, 2018, the Fund’s investment adviser fee, including the investment adviser fee allocated from the Portfolio, was 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but currently receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2019. Pursuant to this agreement, EVM was allocated $84,330 of the Fund’s operating expenses for the six months ended June 30, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, EVM earned $43,617 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $10,642 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2018. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2018 amounted to $269,493 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2018, the Fund paid or accrued to EVD $160,097 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2018, the Fund paid or accrued to EVD $4,558 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2018 amounted to $53,366 and $4,558 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2018, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments by the Portfolio, other than short-term obligations and investments transferred to the Fund, for the period from January 1, 2018 through May 11, 2018 aggregated $68,217,266 and $79,472,784, respectively. Purchases and sales of investments by the Fund, other than short-term obligations and investments acquired in the transfer of net assets from the Portfolio, for the period from May 14, 2018 through June 30, 2018 aggregated $18,374,506 and $22,543,887, respectively. Increases and decreases in the Fund’s investment in the Portfolio for the period from January 1, 2018 through May 11, 2018 were $2,793,641 and $366,650,976, respectively. Included in decreases is $352,496,467, representing

17

Eaton Vance

Growth Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

the Fund’s interest in the Portfolio as of the close of business on May 11, 2018, which was exchanged for the net assets of the Portfolio on that date having the same fair value. The Fund’s cost of its investment in the Portfolio on such date of $210,676,761 was carried forward to the net assets acquired from the Portfolio and no gain or loss was recognized on the exchange.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	217,258	638,568
Issued to shareholders electing to receive payments of distributions in Fund shares	—	345,274
Redemptions	(537,766)	(1,818,551)

Net decrease	(320,508)	(834,709)

Class C	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	85,996	190,702
Issued to shareholders electing to receive payments of distributions in Fund shares	—	88,765
Redemptions	(198,563)	(593,625)

Net decrease	(112,567)	(314,158)

Class I	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	360,251	1,031,313
Issued to shareholders electing to receive payments of distributions in Fund shares	—	130,793
Redemptions	(349,223)	(952,038)

Net increase	11,028	210,068

Class R	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	14,264	29,282
Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,340
Redemptions	(19,610)	(48,501)

Net decrease	(5,346)	(14,879)
8  Line of Credit

Effective June 8, 2018, the Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the

18

Eaton Vance

Growth Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2018, the value of the securities loaned (all common stock) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $16,157,840 and $16,529,916, respectively. Collateral received was comprised of non-cash U.S. Government securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$350,211,999	*	$—	$—	$350,211,999
Short-Term Investments	—		3,916,407	—	3,916,407

Total Investments	$350,211,999		$3,916,407	$—	$354,128,406

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

Growth Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies (the “Eaton Vance Funds”) advised by either Eaton Vance Management or its affiliate, Boston Management and Research (together, “Eaton Vance”), held on February 7 and 8, 2018 (the “Meeting”), the Board, including a majority of the Independent Trustees, voted to approve a restructuring (the “Restructuring”) pursuant to which Eaton Vance Growth Fund (the “Fund”) would withdraw its assets in kind from the Growth Portfolio (the “Master Portfolio”) and terminate the Master Portfolio. The Board noted that the Fund is a feeder fund in a master/feeder structure and invests substantially all of its assets in the Master Portfolio, which has the same investment objective and investment strategies as those of the Fund. In light of this master/feeder structure, the Fund had not previously entered into any direct investment advisory agreement. Accordingly, in connection with the Restructuring, the Board, including a majority of the Independent Trustees, voted to approve an investment advisory agreement for the Fund with Boston Management and Research (the “Adviser”) (the “Fund Agreement”). The Board’s approval of the Fund Agreement allows the Adviser to manage the assets of the Fund directly upon the closing of the Restructuring.

Prior to voting its approval of the Fund Agreement, the Board received information from Eaton Vance that the Board considered reasonably necessary to evaluate the terms of the Fund Agreement. The Board considered information furnished by Eaton Vance for the Meeting relating specifically to the Fund, as well as information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Eaton Vance Funds, which occurred in April 2017 (the “2017 Approval Process”). As part of this review, the Board considered information provided by Eaton Vance and its affiliates during the 2017 Approval Process relating to the Board’s approval of the Master Portfolio’s investment advisory agreement (the “Master Portfolio Agreement”).

With respect to the approval of the Fund Agreement, the Board specifically noted that the terms of the Fund Agreement are substantially identical to the terms of the Master Portfolio Agreement, including the fee rates payable under the Fund Agreement, which are the same as the fee rates payable under the Master Portfolio Agreement.

Information considered by the Board relating to the Fund Agreement included, among other things, the following:

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees payable by the Master Portfolio with the fees payable by comparable funds identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing the total expense ratio and its components of the Master Portfolio with those of comparable funds;

•	A report from an independent data provider comparing the investment performance of the Fund to the investment performance of comparable funds over various time periods;

•	Data comparing the investment performance of the Fund with the performance of benchmark indices over various time periods;

•

Comparative information concerning the fees charged and the services provided by Eaton Vance in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing the Master Portfolio;

•	Profitability analyses for Eaton Vance;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and, if applicable, investment accounts;

•	The Code of Ethics of Eaton Vance, together with information relating to compliance with and the administration;

20

Eaton Vance

Growth Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance by the Adviser (including descriptions of various compliance programs);

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the Fund Agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the proposed Fund Agreement are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the Fund Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Fund Agreement, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Master Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, will be appropriate and consistent with the terms of the Fund Agreement.

Performance, Management Fees, Profitability and Economies of Scale

The Board considered the fact that, as part of the 2017 Approval Process with respect to the Master Portfolio, the Board had concluded that (i) the performance of the Fund was satisfactory, (ii) the management fees were reasonable, (iii) the profits being realized by the Adviser and its affiliates were reasonable and (iv) the Fund shared in any benefits from economies of scale and the structure of the advisory fee, which includes breakpoints at several asset levels, allowed the Fund and the Master Portfolio to benefit from any economies of scale in the future. The Board concluded that the appointment of the Adviser as the investment adviser of the Fund is not expected to adversely affect the performance of the Fund, the reasonableness of the management fees payable to the Adviser by the Fund, the profits to be realized by the Adviser and its affiliates in managing the Fund or the extent to which the Fund can be expected to benefit from economies of scale in the future. The Board recognized that continuation of the Fund Agreement for an additional one-year term was being considered by the Board as part of the 2018 annual contract review process, which began in January 2018, and that updated information regarding each of these matters would be reviewed by the Board as part of that process.

21

Eaton Vance

Growth Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Eaton Vance

Growth Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered that at its meeting held on February 7 and 8, 2018, the Board, including a majority of the Independent Trustees, voted to approve a restructuring (the “Restructuring”) pursuant to which the Fund would withdraw its assets in-kind from the Portfolio and the Portfolio would terminate. The Board further considered that, in connection with the Restructuring, the Board, including a majority of the Independent Trustees, voted to approve an investment advisory agreement for the Fund with the Adviser (the “Fund Agreement”), which would become effective upon the Fund’s withdrawal of its

23

Eaton Vance

Growth Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

assets from the Portfolio (the “Effective Date”). The Board noted that its approval of the Fund Agreement will allow the Adviser to manage the assets of the Fund directly upon the Effective Date, which was expected to occur prior to the fiscal year end of the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

24

Eaton Vance

Growth Fund

June 30, 2018

Officers and Trustees

Officers of Eaton Vance Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Growth Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7729    6.30.18

Eaton Vance

Large-Cap Value Fund

Semiannual Report

June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2018

Eaton Vance

Large-Cap Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	23

Officers and Trustees	29

Important Notices	30

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Performance1,2

Portfolio Managers Edward J. Perkin, CFA and Aaron S. Dunn, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/23/1931	09/23/1931	0.15%	10.43%	9.52%	6.03%
Class A with 5.75% Maximum Sales Charge	—	—	–5.61	4.07	8.23	5.41
Class C at NAV	11/04/1994	09/23/1931	–0.28	9.59	8.68	5.23
Class C with 1% Maximum Sales Charge	—	—	–1.27	8.59	8.68	5.23
Class I at NAV	12/28/2004	09/23/1931	0.27	10.68	9.78	6.31
Class R at NAV	02/18/2004	09/23/1931	0.02	10.12	9.23	5.77
Class R6 at NAV	07/01/2014	09/23/1931	0.26	10.77	9.85	6.35
Russell 1000® Value Index	—	—	–1.69%	6.77%	10.34%	8.49%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		1.06%	1.81%	0.81%	1.31%	0.73%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Exxon Mobil Corp.	4.2%

Verizon Communications, Inc.	4.0

Johnson & Johnson	3.6

JPMorgan Chase & Co.	3.2

Pfizer, Inc.	2.9

Bank of America Corp.	2.8

QUALCOMM, Inc.	2.7

NextEra Energy, Inc.	2.3

ConocoPhillips	2.1

Simon Property Group, Inc.	2.0

Total	29.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

On June 15, 2018, the Fund received its pro-rata share of net assets from Large-Cap Value Portfolio, a separate registered investment company, in which the Fund invested and the Portfolio was liquidated. As of June 18, 2018, the Fund invests its assets directly.

3

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,001.50	$5.26	1.06%
Class C	$1,000.00	$997.20	$8.96	1.81%
Class I	$1,000.00	$1,002.70	$4.02	0.81%
Class R	$1,000.00	$1,000.20	$6.50	1.31%
Class R6	$1,000.00	$1,002.60	$3.62	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.31	1.06%
Class C	$1,000.00	$1,015.80	$9.05	1.81%
Class I	$1,000.00	$1,020.80	$4.06	0.81%
Class R	$1,000.00	$1,018.30	$6.56	1.31%
Class R6	$1,000.00	$1,021.20	$3.66	0.73%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio for the period while the Fund was making investments directly in the Portfolio.

4

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value

Aerospace & Defense — 2.8%
Hexcel Corp.	326,461	$21,670,481
Textron, Inc.	496,242	32,707,310
		$54,377,791

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	167,030	$13,973,730
		$13,973,730

Banks — 11.8%
Bank of America Corp.	1,924,021	$54,238,152
First Republic Bank	151,514	14,665,040
JPMorgan Chase & Co.	599,220	62,438,724
KeyCorp	1,398,365	27,324,052
PNC Financial Services Group, Inc. (The)	250,490	33,841,199
Sterling Bancorp	447,835	10,524,123
U.S. Bancorp	557,814	27,901,856
		$230,933,146

Beverages — 1.8%
PepsiCo, Inc.	325,281	$35,413,342
		$35,413,342

Biotechnology — 1.4%
Gilead Sciences, Inc.	372,183	$26,365,444
		$26,365,444

Capital Markets — 2.7%
Charles Schwab Corp. (The)	314,524	$16,072,177
Credit Suisse Group AG	1,157,763	17,312,104
Raymond James Financial, Inc.	210,755	18,830,959
		$52,215,240

Chemicals — 1.2%
DowDuPont, Inc.	346,869	$22,865,605
		$22,865,605

Construction & Engineering — 1.5%
Fluor Corp.	579,200	$28,253,376
		$28,253,376

Security	Shares	Value

Consumer Finance — 1.6%
Ally Financial, Inc.	457,040	$12,006,441
Discover Financial Services	276,450	19,464,844
		$31,471,285

Containers & Packaging — 1.3%
Ball Corp.	737,584	$26,221,111
		$26,221,111

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	152,059	$28,381,812
		$28,381,812

Diversified Telecommunication Services — 4.0%
Verizon Communications, Inc.	1,562,425	$78,605,602
		$78,605,602

Electric Utilities — 3.5%
Edison International	384,051	$24,298,907
NextEra Energy, Inc.	267,953	44,756,189
		$69,055,096

Electronic Equipment, Instruments & Components — 1.5%
FLIR Systems, Inc.	571,221	$29,686,355
		$29,686,355

Energy Equipment & Services — 2.1%
Halliburton Co.	592,966	$26,719,048
Oceaneering International, Inc.	564,067	14,361,146
		$41,080,194

Equity Real Estate Investment Trusts (REITs) — 6.7%
AvalonBay Communities, Inc.	209,824	$36,066,647
Boston Properties, Inc.	198,143	24,851,095
Invitation Homes, Inc.(2)	626,543	14,448,082
Public Storage	69,658	15,802,614
Simon Property Group, Inc.	226,322	38,517,741
		$129,686,179

Food Products — 3.1%
McCormick & Co., Inc.(2)	190,275	$22,089,025
Mondelez International, Inc., Class A	924,874	37,919,834
		$60,008,859

5	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 2.6%
Baxter International, Inc.	359,239	$26,526,208
Boston Scientific Corp.(1)	737,351	24,111,377
		$50,637,585

Health Care Providers & Services — 2.3%
Aetna, Inc.	79,725	$14,629,537
Anthem, Inc.	125,751	29,932,511
		$44,562,048

Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.	413,110	$20,180,424
		$20,180,424

Household Products — 1.5%
Colgate-Palmolive Co.	463,658	$30,049,675
		$30,049,675

Industrial Conglomerates — 0.9%
General Electric Co.	1,289,964	$17,556,410
		$17,556,410

Insurance — 1.9%
American Financial Group, Inc.	136,741	$14,676,411
American International Group, Inc.	411,082	21,795,568
		$36,471,979

Internet Software & Services — 1.6%
Alphabet, Inc., Class C(1)	28,028	$31,269,438
		$31,269,438

IT Services — 2.0%
Leidos Holdings, Inc.	645,259	$38,070,281
		$38,070,281

Machinery — 2.4%
Gardner Denver Holdings, Inc.(1)	584,163	$17,168,550
Parker-Hannifin Corp.	190,695	29,719,816
		$46,888,366

Media — 1.3%
Walt Disney Co. (The)	237,824	$24,926,333
		$24,926,333

Security	Shares	Value

Multi-Utilities — 2.9%
CMS Energy Corp.	665,021	$31,442,193
Sempra Energy	221,169	25,679,933
		$57,122,126

Oil, Gas & Consumable Fuels — 8.9%
ConocoPhillips	575,152	$40,042,082
EOG Resources, Inc.	253,821	31,582,947
Exxon Mobil Corp.	982,580	81,288,843
Phillips 66	190,124	21,352,827
		$174,266,699

Pharmaceuticals — 8.9%
GlaxoSmithKline PLC ADR(2)	368,379	$14,849,358
Johnson & Johnson	571,489	69,344,475
Merck & Co., Inc.	557,535	33,842,375
Pfizer, Inc.	1,544,223	56,024,410
		$174,060,618

Road & Rail — 1.7%
CSX Corp.	531,832	$33,920,245
		$33,920,245

Semiconductors & Semiconductor Equipment — 2.7%
QUALCOMM, Inc.	924,431	$51,879,068
		$51,879,068

Software — 1.0%
Oracle Corp.	439,505	$19,364,590
		$19,364,590

Specialty Retail — 3.2%
Home Depot, Inc. (The)	122,741	$23,946,769
Tiffany & Co.	114,530	15,072,148
TJX Cos., Inc. (The)	249,668	23,763,400
		$62,782,317

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	108,860	$20,151,075
		$20,151,075

6	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.7%
Tapestry, Inc.	481,618	$22,496,377
VF Corp.	127,725	10,412,142
		$32,908,519

Total Common Stocks (identified cost $1,689,239,850)		$1,925,661,963

Short-Term Investments — 2.3%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(3)	45,811,175	$45,811,175

Total Short-Term Investments (identified cost $45,811,175)		$45,811,175

Total Investments — 101.0% (identified cost $1,735,051,025)		$1,971,473,138

Other Assets, Less Liabilities — (1.0)%		$(19,452,810)

Net Assets — 100.0%		$1,952,020,328

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $15,832,961.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018.

Abbreviations:

ADR	–	American Depositary Receipt

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Unaffiliated investments, at value including $15,832,961 of securities on loan (identified cost, $1,689,239,850)	$1,925,661,963
Affiliated investment, at value (identified cost, $45,811,175)	45,811,175
Dividends receivable	1,853,698
Dividends receivable from affiliated investment	18,960
Receivable for Fund shares sold	2,239,306
Securities lending income receivable	2,600
Tax reclaims receivable	2,926,685
Total assets	$1,978,514,387

Liabilities
Payable for investments purchased	$18,673,921
Payable for Fund shares redeemed	5,630,282
Payable to affiliates:
Investment adviser fee	1,031,714
Distribution and service fees	347,618
Trustees’ fees	125
Accrued expenses	810,399
Total liabilities	$26,494,059
Net Assets	$1,952,020,328

Sources of Net Assets
Paid-in capital	$1,629,422,713
Accumulated undistributed net investment income	1,089,208
Accumulated net realized gain	85,281,089
Net unrealized appreciation	236,227,318
Total	$1,952,020,328

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Statement of Assets and Liabilities (Unaudited) — continued

Class A Shares	June 30, 2018
Net Assets	$664,729,346
Shares Outstanding	34,217,623
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.43
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$20.62

Class C Shares
Net Assets	$213,023,629
Shares Outstanding	10,955,405
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$19.44

Class I Shares
Net Assets	$806,507,231
Shares Outstanding	41,356,612
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.50

Class R Shares
Net Assets	$72,525,636
Shares Outstanding	3,743,499
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.37

Class R6 Shares
Net Assets	$195,234,486
Shares Outstanding	10,005,729
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.51

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Dividends	$1,353,007
Dividends allocated from Portfolio (net of foreign taxes, $26,754)	22,355,324
Dividends from affiliated investment	56,361
Securities lending income, net	1,489
Securities lending income allocated from Portfolio, net	56,439
Expenses allocated from Portfolio	(6,193,837)
Total investment income	$17,628,783

Expenses
Investment adviser fee	$442,663
Distribution and service fees
Class A	863,848
Class C	1,132,164
Class R	196,710
Trustees’ fees and expenses	250
Custodian fee	152,003
Transfer and dividend disbursing agent fees	837,211
Legal and accounting services	35,910
Printing and postage	82,993
Registration fees	44,244
ReFlow liquidity program fees	387,051
Miscellaneous	36,651
Total expenses	$4,211,698

Net investment income	$13,417,085

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$10,959,635 (1)
Investment transactions allocated from Portfolio	91,776,324 (2)
Investment transactions — affiliated investment	(2,960)
Foreign currency transactions allocated from Portfolio	(2,853)
Net realized gain	$102,730,146
Change in unrealized appreciation (depreciation) —
Investments	$(29,986,594)
Investments allocated from Portfolio	(82,761,152)
Investments — affiliated investment	2,959
Foreign currency	12,615
Foreign currency allocated from Portfolio	(45,872)
Net change in unrealized appreciation (depreciation)	$(112,778,044)

Net realized and unrealized loss	$(10,047,898)

Net increase in net assets from operations	$3,369,187

(1)	Includes $2,460,660 of net realized gains from redemptions in-kind.

(2)	Includes $35,452,860 of net realized gains from redemptions in-kind.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$13,417,085	$35,759,816
Net realized gain	102,730,146 (1)	323,293,196 (2)
Net change in unrealized appreciation (depreciation)	(112,778,044)	(29,685,699)
Net increase in net assets from operations	$3,369,187	$329,367,313
Distributions to shareholders —
From net investment income
Class A	$(4,224,841)	$(10,463,844)
Class C	(535,306)	(1,260,961)
Class I	(6,203,617)	(19,104,475)
Class R	(376,408)	(928,683)
Class R6	(1,563,623)	(1,275,109)
From net realized gain
Class A	—	(33,556,769)
Class C	—	(10,862,857)
Class I	—	(45,867,557)
Class R	—	(3,911,850)
Class R6	—	(4,264,518)
Total distributions to shareholders	$(12,903,795)	$(131,496,623)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$24,869,854	$63,821,918
Class C	2,656,646	10,371,659
Class I	229,720,155	857,211,602
Class R	4,212,559	11,146,267
Class R6	128,028,804	59,786,291
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,767,791	39,847,811
Class C	475,241	10,620,399
Class I	4,972,879	53,885,545
Class R	344,119	4,419,613
Class R6	1,563,623	5,539,255
Cost of shares redeemed
Class A	(101,642,253)	(373,123,326)
Class C	(30,197,880)	(101,297,200)
Class I	(457,759,540)	(1,529,195,227)
Class R	(18,280,277)	(37,258,754)
Class R6	(19,309,020)	(22,731,835)
Net decrease in net assets from Fund share transactions	$(226,577,299)	$(946,955,982)

Net decrease in net assets	$(236,111,907)	$(749,085,292)

Net Assets
At beginning of period	$2,188,132,235	$2,937,217,527
At end of period	$1,952,020,328	$2,188,132,235

Accumulated undistributed net investment income included in net assets
At end of period	$1,089,208	$575,918

(1)	Includes $37,913,520 of net realized gains from redemptions in-kind.

(2)	Includes $116,142,543 of net realized gains from redemptions in-kind.

11	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Financial Highlights

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$19.520		$18.030	$16.690	$18.740	$23.910	$19.500

Income (Loss) From Operations
Net investment income(1)	$0.123		$0.246	$0.279	$0.246	$0.317	$0.267
Net realized and unrealized gain (loss)	(0.093)		2.393	1.301	(0.456)	2.001	5.402

Total income (loss) from operations	$0.030		$2.639	$1.580	$(0.210)	$2.318	$5.669

Less Distributions
From net investment income	$(0.120)		$(0.240)	$(0.240)	$(0.260)	$(0.320)	$(0.266)
From net realized gain	—		(0.909)	—	(1.580)	(7.168)	(0.993)

Total distributions	$(0.120)		$(1.149)	$(0.240)	$(1.840)	$(7.488)	$(1.259)

Net asset value — End of period	$19.430		$19.520	$18.030	$16.690	$18.740	$23.910

Total Return(2)	0.15	%(3)	14.80%	9.56%	(1.08)%	10.96%	29.34%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$664,729		$741,193	$942,192	$1,127,754	$1,486,142	$2,912,022
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.06	%(6)	1.06%	1.06%	1.05%	1.01%	0.99%
Net investment income	1.27	%(6)	1.31%	1.67%	1.33%	1.29%	1.20%
Portfolio Turnover of the Portfolio(7)	34	%(3)	105%	94%	98%	75%	49%
Portfolio Turnover of the Fund	5	%(3)(8)	—	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through June 30, 2018 when the Fund was making investments directly in securities.

12	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$19.540		$18.040	$16.700	$18.750	$23.920	$19.510

Income (Loss) From Operations
Net investment income(1)	$0.051		$0.107	$0.154	$0.107	$0.132	$0.100
Net realized and unrealized gain (loss)	(0.105)		2.394	1.298	(0.453)	1.999	5.401

Total income (loss) from operations	$(0.054)		$2.501	$1.452	$(0.346)	$2.131	$5.501

Less Distributions
From net investment income	$(0.046)		$(0.092)	$(0.112)	$(0.124)	$(0.133)	$(0.098)
From net realized gain	—		(0.909)	—	(1.580)	(7.168)	(0.993)

Total distributions	$(0.046)		$(1.001)	$(0.112)	$(1.704)	$(7.301)	$(1.091)

Net asset value — End of period	$19.440		$19.540	$18.040	$16.700	$18.750	$23.920

Total Return(2)	(0.28	)%(3)	13.96%	8.74%	(1.82)%	10.12%	28.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$213,024		$241,192	$300,456	$345,531	$419,453	$454,829
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.81	%(6)	1.81%	1.81%	1.80%	1.76%	1.74%
Net investment income	0.52	%(6)	0.57%	0.92%	0.58%	0.54%	0.45%
Portfolio Turnover of the Portfolio(7)	34	%(3)	105%	94%	98%	75%	49%
Portfolio Turnover of the Fund	5	%(3)(8)	—	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through June 30, 2018 when the Fund was making investments directly in securities.

13	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$19.590		$18.090	$16.750	$18.800	$23.970	$19.550

Income (Loss) From Operations
Net investment income(1)	$0.147		$0.296	$0.323	$0.293	$0.383	$0.326
Net realized and unrealized gain (loss)	(0.092)		2.401	1.300	(0.458)	2.002	5.411

Total income (loss) from operations	$0.055		$2.697	$1.623	$(0.165)	$2.385	$5.737

Less Distributions
From net investment income	$(0.145)		$(0.288)	$(0.283)	$(0.305)	$(0.387)	$(0.324)
From net realized gain	—		(0.909)	—	(1.580)	(7.168)	(0.993)

Total distributions	$(0.145)		$(1.197)	$(0.283)	$(1.885)	$(7.555)	$(1.317)

Net asset value — End of period	$19.500		$19.590	$18.090	$16.750	$18.800	$23.970

Total Return(2)	0.27	%(3)	15.10%	9.80%	(0.83)%	11.22%	29.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$806,507		$1,032,300	$1,555,075	$1,664,998	$1,969,601	$2,892,359
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.81	%(6)	0.81%	0.81%	0.80%	0.76%	0.74%
Net investment income	1.52	%(6)	1.57%	1.92%	1.58%	1.55%	1.46%
Portfolio Turnover of the Portfolio(7)	34	%(3)	105%	94%	98%	75%	49%
Portfolio Turnover of the Fund	5	%(3)(8)	—	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through June 30, 2018 when the Fund was making investments directly in securities.

14	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$19.460		$17.980	$16.650	$18.690	$23.870	$19.470

Income (Loss) From Operations
Net investment income(1)	$0.098		$0.199	$0.237	$0.199	$0.255	$0.212
Net realized and unrealized gain (loss)	(0.093)		2.382	1.292	(0.445)	1.993	5.391

Total income (loss) from operations	$0.005		$2.581	$1.529	$(0.246)	$2.248	$5.603

Less Distributions
From net investment income	$(0.095)		$(0.192)	$(0.199)	$(0.214)	$(0.260)	$(0.210)
From net realized gain	—		(0.909)	—	(1.580)	(7.168)	(0.993)

Total distributions	$(0.095)		$(1.101)	$(0.199)	$(1.794)	$(7.428)	$(1.203)

Net asset value — End of period	$19.370		$19.460	$17.980	$16.650	$18.690	$23.870

Total Return(2)	0.02	%(3)	14.50%	9.26%	(1.33)%	10.71%	29.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,526		$86,706	$101,010	$109,468	$151,329	$162,242
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.31	%(6)	1.31%	1.31%	1.30%	1.26%	1.24%
Net investment income	1.02	%(6)	1.06%	1.42%	1.08%	1.04%	0.95%
Portfolio Turnover of the Portfolio(7)	34	%(3)	105%	94%	98%	75%	49%
Portfolio Turnover of the Fund	5	%(3)(8)	—	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through June 30, 2018 when the Fund was making investments directly in securities.

15	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2014(1)
			2017	2016	2015
Net asset value — Beginning of period	$19.610		$18.100	$16.760	$18.810	$25.890

Income (Loss) From Operations
Net investment income(2)	$0.158		$0.311	$0.339	$0.321	$0.194
Net realized and unrealized gain (loss)	(0.105)		2.413	1.301	(0.469)	0.089

Total income (loss) from operations	$0.053		$2.724	$1.640	$(0.148)	$0.283

Less Distributions
From net investment income	$(0.153)		$(0.305)	$(0.300)	$(0.322)	$(0.195)
From net realized gain	—		(0.909)	—	(1.580)	(7.168)

Total distributions	$(0.153)		$(1.214)	$(0.300)	$(1.902)	$(7.363)

Net asset value — End of period	$19.510		$19.610	$18.100	$16.760	$18.810

Total Return(3)	0.26	%(4)	15.25%	9.90%	(0.79)%	2.28	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$195,234		$86,742	$38,485	$32,525	$1
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.73	%(7)	0.73%	0.71%	0.71%	0.65	%(7)
Net investment income	1.63	%(7)	1.64%	2.01%	1.73%	1.54	%(7)
Portfolio Turnover of the Portfolio(8)	34	%(4)	105%	94%	98%	75	%(9)
Portfolio Turnover of the Fund	5	%(4)(10)	—	—	—	—

(1)	For the period from the commencement of operations, July 1, 2014, to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the Portfolio’s year ended December 31, 2014.

(10)	For the period from June 18, 2018 through June 30, 2018 when the Fund was making investments directly in securities.

16	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. Prior to the close of business on June 15, 2018, the Fund invested all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on June 15, 2018, the Fund received its pro-rata share of net assets from the Portfolio as part of a complete liquidation of the Portfolio. As of June 18, 2018, the Fund invests directly in securities. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the

17

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims. Prior to the close of business on June 15, 2018, the net investment income or loss consisted of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,742,135,921

Gross unrealized appreciation	$257,792,954
Gross unrealized depreciation	(28,455,737)

Net unrealized appreciation	$229,337,217

18

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement dated June 15, 2018 between the Fund and BMR, the fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to $2 billion, 0.60% on net assets of $2 billion but less than $5 billion and at reduced rates on daily net assets of $5 billion and over, and is payable monthly. Prior to the close of business on June 15, 2018, when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s investment adviser fee. The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund as described above. For the six months ended June 30, 2018, the Fund’s allocated portion of the investment adviser fee paid by the Portfolio amounted to $5,980,401 and the investment adviser fee paid by the Fund amounted to $442,663. For the six months ended June 30, 2018, the Fund’s investment adviser fee, including the investment adviser fee allocated from the Portfolio, was 0.624% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, EVM earned $59,510 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $10,683 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2018. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2018 amounted to $863,848 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2018, the Fund paid or accrued to EVD $849,123 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2018, the Fund paid or accrued to EVD $98,355 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2018 amounted to $283,041 and $98,355 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2018, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments by the Portfolio, other than short-term obligations, in-kind transactions and investments transferred to the Fund, for the period from January 1, 2018 through June 15, 2018 aggregated $695,714,647 and $752,821,499, respectively. In-kind sales for the period from January 1, 2018 through June 15, 2018 aggregated $179,755,465. Purchases and sales of investments by the Fund, other than short-term obligations,

19

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

in-kind transactions and investments acquired in the transfer of net assets from the Portfolio, for the period from June 18, 2018 through June 30, 2018 aggregated $111,897,568 and $94,803,913, respectively. In-kind sales for the period from June 18, 2018 through June 30, 2018 aggregated $21,119,953. Increases and decreases in the Fund’s investment in the Portfolio for the period from January 1, 2018 through June 15, 2018 were $1,274,998 and $2,219,167,033, respectively. Included in decreases is $1,996,862,054, representing the Fund’s interest in the Portfolio as of the close of business on June 15, 2018, which was exchanged for the net assets of the Portfolio on that date having the same fair value. The Fund’s cost of its investment in the Portfolio on such date of $1,730,663,716 was carried forward to the net assets acquired from the Portfolio and no gain or loss was recognized on the exchange.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	1,274,872	3,415,398
Issued to shareholders electing to receive payments of distributions in Fund shares	191,029	2,080,537
Redemptions	(5,222,801)	(19,792,778)

Net decrease	(3,756,900)	(14,296,843)

Class C	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	135,898	553,201
Issued to shareholders electing to receive payments of distributions in Fund shares	24,069	551,526
Redemptions	(1,550,436)	(5,418,102)

Net decrease	(1,390,469)	(4,313,375)

Class I	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	11,731,102	45,453,216
Issued to shareholders electing to receive payments of distributions in Fund shares	251,228	2,809,201
Redemptions	(23,312,974)	(81,538,166)

Net decrease	(11,330,644)	(33,275,749)

Class R	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	217,554	596,258
Issued to shareholders electing to receive payments of distributions in Fund shares	17,493	231,042
Redemptions	(946,031)	(1,991,331)

Net decrease	(710,984)	(1,164,031)

20

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	6,484,824	3,193,361
Issued to shareholders electing to receive payments of distributions in Fund shares	78,934	287,615
Redemptions	(982,230)	(1,182,622)

Net increase	5,581,528	2,298,354

8  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2018, the value of the securities loaned (all common stocks) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $15,832,961 and $16,005,390, respectively. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$140,797,593	$—		$—	$140,797,593
Consumer Staples	125,471,876	—		—	125,471,876
Energy	215,346,893	—		—	215,346,893
Financials	362,161,358	17,312,104		—	379,473,462
Health Care	295,625,695	—		—	295,625,695
Industrials	194,969,918	—		—	194,969,918
Information Technology	190,420,807	—		—	190,420,807
Materials	49,086,716	—		—	49,086,716
Real Estate	129,686,179	—		—	129,686,179
Telecommunication Services	78,605,602	—		—	78,605,602
Utilities	126,177,222	—		—	126,177,222

Total Common Stocks	$1,908,349,859	$17,312,104	*	$—	$1,925,661,963

Short-Term Investments	$—	$45,811,175		$—	$45,811,175

Total Investments	$1,908,349,859	$63,123,279		$—	$1,971,473,138

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

22

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies (the “Eaton Vance Funds”) advised by either Eaton Vance Management or its affiliate, Boston Management and Research (together, “Eaton Vance”), held on February 7 and 8, 2018 (the “Meeting”), the Board, including a majority of the Independent Trustees, voted to approve a restructuring (the “Restructuring”) pursuant to which Eaton Vance Large-Cap Value Fund (the “Fund”) would withdraw its assets in kind from the Large-Cap Value Portfolio (the “Master Portfolio”) and terminate the Master Portfolio. The Board noted that the Fund is a feeder fund in a master/feeder structure and invests substantially all of its assets in the Master Portfolio, which has the same investment objective and investment strategies as those of the Fund. In light of this master/feeder structure, the Fund had not previously entered into any direct investment advisory agreement. Accordingly, in connection with the Restructuring, the Board, including a majority of the Independent Trustees, voted to approve an investment advisory agreement for the Fund with Boston Management and Research (the “Adviser”) (the “Fund Agreement”). The Board’s approval of the Fund Agreement allows the Adviser to manage the assets of the Fund directly upon the closing of the Restructuring.

Prior to voting its approval of the Fund Agreement, the Board received information from Eaton Vance that the Board considered reasonably necessary to evaluate the terms of the Fund Agreement. The Board considered information furnished by Eaton Vance for the Meeting relating specifically to the Fund, as well as information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Eaton Vance Funds, which occurred in April 2017 (the “2017 Approval Process”). As part of this review, the Board considered information provided by Eaton Vance and its affiliates during the 2017 Approval Process relating to the Board’s approval of the Master Portfolio’s investment advisory agreement (the “Master Portfolio Agreement”).

With respect to the approval of the Fund Agreement, the Board specifically noted that the terms of the Fund Agreement are substantially identical to the terms of the Master Portfolio Agreement, including the fee rates payable under the Fund Agreement, which are the same as the fee rates payable under the Master Portfolio Agreement.

Information considered by the Board relating to the Fund Agreement included, among other things, the following:

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees payable by the Master Portfolio with the fees payable by comparable funds identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing the total expense ratio and its components of the Master Portfolio with those of comparable funds;

•	A report from an independent data provider comparing the investment performance of the Fund to the investment performance of comparable funds over various time periods;

•	Data comparing the investment performance of the Fund with the performance of benchmark indices over various time periods;

•

Comparative information concerning the fees charged and the services provided by Eaton Vance in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing the Master Portfolio;

•	Profitability analyses for Eaton Vance;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and, if applicable, investment accounts;

•	The Code of Ethics of Eaton Vance, together with information relating to compliance with and the administration;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

23

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

•	Information concerning the resources devoted to compliance by the Adviser (including descriptions of various compliance programs);

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the Fund Agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the proposed Fund Agreement are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the Fund Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Fund Agreement, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Master Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, will be appropriate and consistent with the terms of the Fund Agreement.

Performance, Management Fees, Profitability and Economies of Scale

The Board considered the fact that, as part of the 2017 Approval Process with respect to the Master Portfolio, the Board had concluded that (i) the performance of the Fund was satisfactory, (ii) the management fees were reasonable, (iii) the profits being realized by the Adviser and its affiliates were reasonable and (iv) the Fund shared in any benefits from economies of scale and the structure of the advisory fee, which includes breakpoints at several asset levels, allowed the Fund and the Master Portfolio to benefit from any economies of scale in the future. The Board concluded that the appointment of the Adviser as the investment adviser of the Fund is not expected to adversely affect the performance of the Fund, the reasonableness of the management fees payable to the Adviser by the Fund, the profits to be realized by the Adviser and its affiliates in managing the Fund or the extent to which the Fund can be expected to benefit from economies of scale in the future. The Board recognized that continuation of the Fund Agreement for an additional one-year term was being considered by the Board as part of the 2018 annual contract review process, which began in January 2018, and that updated information regarding each of these matters would be reviewed by the Board as part of that process.

24

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Large-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

26

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered that at its meeting held on February 7 and 8, 2018, the Board, including a majority of the Independent Trustees, voted to approve a restructuring (the “Restructuring”) pursuant to which the Fund would withdraw its assets in-kind from the Portfolio and the Portfolio would terminate. The Board further considered that, in connection with the Restructuring, the Board, including a majority of the Independent Trustees, voted to approve an investment advisory agreement for the Fund with the Adviser (the “Fund Agreement”), which would become effective upon the Fund’s withdrawal of its assets from the Portfolio (the “Effective Date”). The Board noted that its approval of the Fund Agreement will allow the Adviser to manage the assets of the Fund directly upon the Effective Date, which was expected to occur prior to the fiscal year end of the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board considered information from the Adviser regarding the reasons for the underperformance, including securities selection, and noted certain actions being taken by the Adviser to address Fund performance. In this regard, the Board also noted that the Fund’s performance record had improved relative to its peers in more recent periods. The Board concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

27

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

28

Eaton Vance

Large-Cap Value Fund

June 30, 2018

Officers and Trustees

Officers of Eaton Vance Large-Cap Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Value Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7702    6.30.18

Eaton Vance

Real Estate Fund

Semiannual Report

June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2018

Eaton Vance

Real Estate Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	16

Officers and Trustees	19

Important Notices	20

Eaton Vance

Real Estate Fund

June 30, 2018

Performance1,2

Portfolio Manager J. Scott Craig

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/09/2010	04/28/2006	1.58%	4.73%	8.30%	8.11%
Class A with 5.75% Maximum Sales Charge	—	—	–4.26	–1.27	7.03	7.47
Class I at NAV	04/28/2006	04/28/2006	1.72	5.08	8.55	8.32
Dow Jones U.S. Select Real Estate Securities Index	—	—	1.82%	4.23%	8.26%	7.54%
S&P 500 Index	—	—	2.65	14.37	13.41	10.16

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.42%	1.17%
Net					1.25	1.00

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Simon Property Group, Inc.	9.9%

AvalonBay Communities, Inc.	6.6

Public Storage	6.0

Boston Properties, Inc.	5.5

Equity Residential	5.2

ProLogis, Inc.	3.4

Mid-America Apartment Communities, Inc.	3.2

Essex Property Trust, Inc.	3.0

Invitation Homes, Inc.	2.9

Regency Centers Corp.	2.8

Total	48.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Real Estate Fund

June 30, 2018

Endnotes and Additional Disclosures

[1]

Dow Jones U.S. Select Real Estate Securities Index is an unmanaged index of publicly traded real estate securities. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Real Estate Fund

June 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,015.80	$6.25	**	1.25%
Class I	$1,000.00	$1,017.20	$5.00	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Real Estate Fund

June 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value

Hotels, Restaurants & Leisure — 2.4%
Hilton Worldwide Holdings, Inc.	8,713	$689,721
Marriott International, Inc., Class A	5,440	688,704
		$1,378,425

Other — 0.9%
CBRE Group, Inc., Class A(1)	5,863	$279,900
Jones Lang LaSalle, Inc.	1,626	269,900
		$549,800

Real Estate Investment Trusts — 94.8%
Security	Shares	Value

Diversified, Specialty & Other — 9.6%
CoreSite Realty Corp.	8,639	$957,374
Digital Realty Trust, Inc.	7,948	886,838
National Retail Properties, Inc.	26,191	1,151,356
PS Business Parks, Inc.	3,720	478,020
STORE Capital Corp.	30,520	836,248
Vornado Realty Trust	17,240	1,274,381
		$5,584,217

Health Care — 6.3%
HCP, Inc.	32,570	$840,957
Physicians Realty Trust	16,825	268,190
Ventas, Inc.	20,743	1,181,314
Welltower, Inc.	22,111	1,386,139
		$3,676,600

Hotels & Resorts — 3.9%
Apple Hospitality REIT, Inc.	30,289	$541,567
DiamondRock Hospitality Co.	35,031	430,181
Summit Hotel Properties, Inc.	24,070	344,442
Sunstone Hotel Investors, Inc.	57,134	949,567
		$2,265,757

Industrial — 8.8%
DCT Industrial Trust, Inc.	8,136	$542,915
Duke Realty Corp.	28,679	832,552
EastGroup Properties, Inc.	6,357	607,475
First Industrial Realty Trust, Inc.	18,202	606,855
ProLogis, Inc.	29,838	1,960,058
Rexford Industrial Realty, Inc.	17,949	563,419
		$5,113,274

Security	Shares	Value

Malls and Factory Outlets — 12.1%
GGP, Inc.	29,779	$608,385
Pennsylvania Real Estate Investment Trust	33,223	365,121
Simon Property Group, Inc.	33,865	5,763,484
Tanger Factory Outlet Centers, Inc.	13,601	319,487
		$7,056,477

Multifamily — 24.2%
American Campus Communities, Inc.	11,482	$492,348
American Homes 4 Rent, Class A	20,701	459,148
AvalonBay Communities, Inc.	22,263	3,826,787
Camden Property Trust	7,625	694,866
Education Realty Trust, Inc.	8,251	342,417
Equity Residential	47,634	3,033,810
Essex Property Trust, Inc.	7,347	1,756,447
Invitation Homes, Inc.	72,547	1,672,934
Mid-America Apartment Communities, Inc.	18,302	1,842,462
		$14,121,219

Office — 12.4%
Boston Properties, Inc.	25,726	$3,226,555
Corporate Office Properties Trust	13,601	394,293
Cousins Properties, Inc.	87,752	850,317
Douglas Emmett, Inc.	15,020	603,504
Highwoods Properties, Inc.	21,170	1,073,954
Hudson Pacific Properties, Inc.	20,988	743,605
JBG Smith Properties	8,620	314,371
		$7,206,599

Self Storage — 9.8%
CubeSmart	35,806	$1,153,669
Extra Space Storage, Inc.	10,887	1,086,632
Public Storage	15,458	3,506,802
		$5,747,103

Strip Centers — 7.7%
Acadia Realty Trust	27,502	$752,730
Federal Realty Investment Trust	10,723	1,356,996
Kimco Realty Corp.	28,066	476,841
Regency Centers Corp.	26,095	1,619,977
Retail Opportunity Investments Corp.	16,382	313,879
		$4,520,423

Total Real Estate Investment Trusts		$55,291,669

Total Common Stocks (identified cost $48,386,388)		$57,219,894

5	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.7%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(2)	982,817	$982,817

Total Short-Term Investments (identified cost $982,895)		$982,817

Total Investments — 99.8% (identified cost $49,369,283)		$58,202,711

Other Assets, Less Liabilities — 0.2%		$108,751

Net Assets — 100.0%		$58,311,462

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018.

6	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Unaffiliated investments, at value (identified cost, $48,386,388)	$57,219,894
Affiliated investment, at value (identified cost, $982,895)	982,817
Dividends receivable	190,758
Dividends receivable from affiliated investment	1,758
Receivable for Fund shares sold	42,444
Receivable from affiliate	3,310
Total assets	$58,440,981

Liabilities
Payable for Fund shares redeemed	$39,049
Payable to affiliates:
Investment adviser fee	29,906
Administration fee	6,901
Distribution and service fees	2,029
Trustees’ fees	624
Accrued expenses	51,010
Total liabilities	$129,519
Net Assets	$58,311,462

Sources of Net Assets
Paid-in capital	$49,814,708
Accumulated undistributed net investment income	21,808
Accumulated distributions in excess of net realized gain	(358,482)
Net unrealized appreciation	8,833,428
Total	$58,311,462

Class A Shares
Net Assets	$10,062,345
Shares Outstanding	719,188
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.99
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.84

Class I Shares
Net Assets	$48,249,117
Shares Outstanding	3,449,444
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.99

On sales of $50,000 or more, the offering price of Class A shares is reduced.

7	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Dividends	$952,797
Dividends from affiliated investment	8,568
Total investment income	$961,365

Expenses
Investment adviser fee	$160,882
Administration fee	37,127
Distribution and service fees
Class A	12,148
Trustees’ fees and expenses	1,010
Custodian fee	17,864
Transfer and dividend disbursing agent fees	16,871
Legal and accounting services	22,913
Printing and postage	6,878
Registration fees	16,833
Miscellaneous	6,834
Total expenses	$299,360
Deduct —
Allocation of expenses to affiliate	$39,085
Total expense reductions	$39,085

Net expenses	$260,275

Net investment income	$701,090

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$57,326
Investment transactions — affiliated investment	7
Net realized gain	$57,333
Change in unrealized appreciation (depreciation) —
Investments	$998,083
Investments — affiliated investment	11
Net change in unrealized appreciation (depreciation)	$998,094

Net realized and unrealized gain	$1,055,427

Net increase in net assets from operations	$1,756,517

8	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$701,090	$968,524
Net realized gain	57,333	493,220
Net change in unrealized appreciation (depreciation)	998,094	656,483
Net increase in net assets from operations	$1,756,517	$2,118,227
Distributions to shareholders —
From net investment income
Class A	$(109,234)	$(199,421)
Class I	(570,048)	(771,108)
From net realized gain
Class A	—	(76,638)
Class I	—	(241,455)
Total distributions to shareholders	$(679,282)	$(1,288,622)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$681,022	$3,062,393
Class I	18,318,527	27,779,739
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	109,049	269,513
Class I	524,053	846,790
Cost of shares redeemed
Class A	(2,436,749)	(12,582,293)
Class I	(8,067,931)	(19,108,242)
Net increase in net assets from Fund share transactions	$9,127,971	$267,900

Net increase in net assets	$10,205,206	$1,097,505

Net Assets
At beginning of period	$48,106,256	$47,008,751
At end of period	$58,311,462	$48,106,256

Accumulated undistributed net investment income included in net assets
At end of period	$21,808	$—

9	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2018

Financial Highlights

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$13.930		$13.700	$13.790	$14.030	$11.090	$11.300

Income (Loss) From Operations
Net investment income(1)	$0.160		$0.199	$0.158	$0.192	$0.165	$0.123
Net realized and unrealized gain (loss)	0.051		0.333	0.518	0.660	3.253	(0.072)

Total income from operations	$0.211		$0.532	$0.676	$0.852	$3.418	$0.051

Less Distributions
From net investment income	$(0.151)		$(0.212)	$(0.226)	$(0.227)	$(0.264)	$(0.117)
From net realized gain	—		(0.090)	(0.540)	(0.865)	(0.214)	(0.144)

Total distributions	$(0.151)		$(0.302)	$(0.766)	$(1.092)	$(0.478)	$(0.261)

Net asset value — End of period	$13.990		$13.930	$13.700	$13.790	$14.030	$11.090

Total Return(2)(3)	1.58	%(4)	3.93%	4.94%	6.40%	31.19%	0.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,062		$11,766	$21,078	$21,880	$11,204	$7,438
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.25	%(5)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	2.46	%(5)	1.45%	1.13%	1.38%	1.29%	1.05%
Portfolio Turnover	17	%(4)	36%	52%	72%	31%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.16%, 0.17%, 0.23%, 0.30%, 0.30% and 0.27% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$13.930		$13.700	$13.800	$14.030	$11.100	$11.300

Income (Loss) From Operations
Net investment income(1)	$0.189		$0.271	$0.200	$0.192	$0.182	$0.151
Net realized and unrealized gain (loss)	0.039		0.301	0.501	0.703	3.258	(0.060)

Total income from operations	$0.228		$0.572	$0.701	$0.895	$3.440	$0.091

Less Distributions
From net investment income	$(0.168)		$(0.252)	$(0.261)	$(0.260)	$(0.296)	$(0.147)
From net realized gain	—		(0.090)	(0.540)	(0.865)	(0.214)	(0.144)

Total distributions	$(0.168)		$(0.342)	$(0.801)	$(1.125)	$(0.510)	$(0.291)

Net asset value — End of period	$13.990		$13.930	$13.700	$13.800	$14.030	$11.100

Total Return(2)(3)	1.72	%(4)	4.23%	5.12%	6.73%	31.40%	0.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,249		$36,340	$25,930	$17,044	$22,115	$18,955
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.00	%(5)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	2.91	%(5)	1.97%	1.43%	1.37%	1.43%	1.29%
Portfolio Turnover	17	%(4)	36%	52%	72%	31%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.16%, 0.17%, 0.23%, 0.30%, 0.30% and 0.27% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of

12

Eaton Vance

Real Estate Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least quarterly distributions of substantially all of the distributions it receives from its REIT investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its REIT shares and other investments. Distributions of these gains, if any, will be made annually. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,819,239

Gross unrealized appreciation	$8,878,207
Gross unrealized depreciation	(494,735)

Net unrealized appreciation	$8,383,472

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2018, the Fund’s investment adviser fee amounted to $160,882. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the administration fee amounted to $37,127. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2019. Pursuant to this agreement, EVM was allocated $39,085 of the Fund’s operating expenses for the six months ended June 30, 2018. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, EVM earned $2,261 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $776 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2018. EVD also received distribution and service fees from Class A (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2018 amounted to $12,148 for Class A shares.

13

Eaton Vance

Real Estate Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2018, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $17,333,044 and $8,419,071, respectively, for the six months ended June 30, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	52,357	222,787
Issued to shareholders electing to receive payments of distributions in Fund shares	8,271	19,599
Redemptions	(186,003)	(936,937)

Net decrease	(125,375)	(694,551)

Class I	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	1,422,089	2,044,691
Issued to shareholders electing to receive payments of distributions in Fund shares	39,680	61,585
Redemptions	(621,117)	(1,390,138)

Net increase	840,652	716,138

At June 30, 2018, donor advised funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 38.8% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.

9  Concentration of Risk

In accordance with the Fund’s strategy, under normal market conditions, the Fund’s investments are concentrated in equity securities of companies primarily engaged in the real estate industry, such as REITs and other real estate related investments. Securities of companies in the real estate industry are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

14

Eaton Vance

Real Estate Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$57,219,894	*	$—	$—	$57,219,894
Short-Term Investments	—		982,817	—	982,817

Total Investments	$57,219,894		$982,817	$—	$58,202,711

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

15

Eaton Vance

Real Estate Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

16

Eaton Vance

Real Estate Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Real Estate Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

17

Eaton Vance

Real Estate Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s 2017 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

18

Eaton Vance

Real Estate Fund

June 30, 2018

Officers and Trustees

Officers of Eaton Vance Real Estate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Real Estate Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7749    6.30.18

Eaton Vance

Small-Cap Fund

Semiannual Report

June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2018

Eaton Vance

Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

Small-Cap Fund

June 30, 2018

Performance1,2

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/02/1997	01/02/1997	7.83%	17.46%	12.83%	7.69%
Class A with 5.75% Maximum Sales Charge	—	—	1.65	10.70	11.50	7.05
Class C at NAV	05/03/2002	01/02/1997	7.38	16.62	11.96	6.88
Class C with 1% Maximum Sales Charge	—	—	6.38	15.62	11.96	6.88
Class I at NAV	09/02/2008	01/02/1997	7.96	17.78	13.09	8.25
Class R at NAV	08/03/2009	01/02/1997	7.66	17.16	12.53	7.44
Russell 2000® Index	—	—	7.66%	17.57%	12.45%	10.59%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.52%	2.27%	1.26%	1.76%
Net			1.35	2.10	1.10	1.60

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

RealPage, Inc.	3.0%

ServiceMaster Global Holdings, Inc.	2.7

Performance Food Group Co.	2.6

ICU Medical, Inc.	2.5

Grand Canyon Education, Inc.	2.5

ACI Worldwide, Inc.	2.2

Euronet Worldwide, Inc.	2.2

Hexcel Corp.	2.1

Balchem Corp.	2.1

Cohen & Steers, Inc.	2.1

Total	24.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Small-Cap Fund

June 30, 2018

Endnotes and Additional Disclosures

[1]

Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Small-Cap Fund

June 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,078.30	$6.96	**	1.35%
Class C	$1,000.00	$1,073.80	$10.80	**	2.10%
Class I	$1,000.00	$1,079.60	$5.67	**	1.10%
Class R	$1,000.00	$1,076.60	$8.24	**	1.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.76	**	1.35%
Class C	$1,000.00	$1,014.40	$10.49	**	2.10%
Class I	$1,000.00	$1,019.30	$5.51	**	1.10%
Class R	$1,000.00	$1,016.90	$8.00	**	1.60%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Small-Cap Fund

June 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value

Aerospace & Defense — 3.0%
Hexcel Corp.	26,074	$1,730,792
Mercury Systems, Inc.(1)	19,327	735,586
		$2,466,378

Banks — 9.7%
Ameris Bancorp	16,884	$900,761
Columbia Banking System, Inc.	25,867	1,057,960
Sterling Bancorp	67,136	1,577,696
Stock Yards Bancorp, Inc.	25,331	966,378
Texas Capital Bancshares, Inc.(1)	13,995	1,280,543
Western Alliance Bancorp(1)	15,846	897,042
Wintrust Financial Corp.	13,508	1,175,871
		$7,856,251

Biotechnology — 1.3%
Ligand Pharmaceuticals, Inc.(1)	5,074	$1,051,181
		$1,051,181

Capital Markets — 3.0%
Cohen & Steers, Inc.	40,609	$1,693,801
Lazard, Ltd., Class A	14,371	702,886
		$2,396,687

Chemicals — 4.4%
Balchem Corp.	17,529	$1,720,296
NewMarket Corp.	2,892	1,169,814
Valvoline, Inc.	30,981	668,260
		$3,558,370

Commercial Services & Supplies — 5.1%
Brink’s Co. (The)	16,468	$1,313,323
Deluxe Corp.	20,861	1,381,207
Multi-Color Corp.	22,817	1,475,119
		$4,169,649

Communications Equipment — 0.5%
NETGEAR, Inc.(1)	6,430	$401,875
		$401,875

Diversified Consumer Services — 6.2%
Bright Horizons Family Solutions, Inc.(1)	7,909	$810,830
Grand Canyon Education, Inc.(1)	17,852	1,992,462

Security	Shares	Value

Diversified Consumer Services (continued)
ServiceMaster Global Holdings, Inc.(1)	37,449	$2,227,092
		$5,030,384

Electric Utilities — 1.4%
ALLETE, Inc.	14,677	$1,136,147
		$1,136,147

Electrical Equipment — 1.3%
EnerSys	13,744	$1,025,852
		$1,025,852

Electronic Equipment, Instruments & Components — 2.8%
Dolby Laboratories, Inc., Class A	26,706	$1,647,493
FLIR Systems, Inc.	12,424	645,675
		$2,293,168

Energy Equipment & Services — 0.9%
Oceaneering International, Inc.	28,753	$732,051
		$732,051

Equity Real Estate Investment Trusts (REITs) — 5.7%
Acadia Realty Trust	15,206	$416,188
CubeSmart	40,828	1,315,478
DCT Industrial Trust, Inc.	22,147	1,477,869
Education Realty Trust, Inc.	13,311	552,407
STORE Capital Corp.	32,623	893,870
		$4,655,812

Food & Staples Retailing — 2.6%
Performance Food Group Co.(1)	57,068	$2,094,396
		$2,094,396

Food Products — 0.8%
Lancaster Colony Corp.	4,751	$657,633
		$657,633

Gas Utilities — 1.4%
ONE Gas, Inc.	15,104	$1,128,873
		$1,128,873

Health Care Equipment & Supplies — 7.2%
ICU Medical, Inc.(1)	6,991	$2,052,907
Integra LifeSciences Holdings Corp.(1)	17,755	1,143,600

5	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Masimo Corp.(1)	7,677	$749,659
West Pharmaceutical Services, Inc.	15,357	1,524,797
Wright Medical Group NV(1)	15,137	392,956
		$5,863,919

Health Care Providers & Services — 2.3%
Amedisys, Inc.(1)	16,922	$1,446,154
Chemed Corp.	1,315	423,180
		$1,869,334

Health Care Technology — 1.5%
Cotiviti Holdings, Inc.(1)	26,610	$1,174,299
		$1,174,299

Hotels, Restaurants & Leisure — 1.0%
Texas Roadhouse, Inc.	12,400	$812,324
		$812,324

Household Products — 1.5%
Central Garden & Pet Co., Class A(1)	30,062	$1,216,609
		$1,216,609

Insurance — 4.2%
First American Financial Corp.	21,550	$1,114,566
Horace Mann Educators Corp.	33,225	1,481,835
RLI Corp.	12,204	807,783
		$3,404,184

IT Services — 6.4%
Black Knight, Inc.(1)	25,117	$1,345,015
Conduent, Inc.(1)	45,988	835,602
CSG Systems International, Inc.	29,394	1,201,333
Euronet Worldwide, Inc.(1)	21,537	1,804,155
		$5,186,105

Machinery — 2.2%
Milacron Holdings Corp.(1)	47,463	$898,475
RBC Bearings, Inc.(1)	7,029	905,405
		$1,803,880

Marine — 1.6%
Kirby Corp.(1)	15,052	$1,258,347
		$1,258,347

Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.6%
Diamondback Energy, Inc.	5,352	$704,162
Jagged Peak Energy, Inc.(1)	19,197	249,945
PDC Energy, Inc.(1)	18,633	1,126,365
		$2,080,472

Pharmaceuticals — 1.3%
Catalent, Inc.(1)	25,504	$1,068,363
		$1,068,363

Road & Rail — 1.4%
Landstar System, Inc.	10,076	$1,100,299
		$1,100,299

Software — 9.1%
ACI Worldwide, Inc.(1)	73,263	$1,807,398
Altair Engineering, Inc., Class A(1)	43,072	1,472,201
Blackbaud, Inc.	14,300	1,465,035
Ceridian HCM Holding, Inc.(1)	8,233	273,254
RealPage, Inc.(1)	43,490	2,396,299
		$7,414,187

Specialty Retail — 0.2%
Lithia Motors, Inc., Class A	1,550	$146,584
		$146,584

Textiles, Apparel & Luxury Goods — 3.1%
Carter’s, Inc.	6,975	$756,020
Columbia Sportswear Co.	6,796	621,630
Steven Madden, Ltd.	21,059	1,118,233
		$2,495,883

Thrifts & Mortgage Finance — 0.7%
Essent Group, Ltd.(1)	15,030	$538,375
		$538,375

Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	20,181	$1,415,697
		$1,415,697

Total Common Stocks (identified cost $56,580,929)		$79,503,568

6	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(2)	349,464	$349,464

Total Short-Term Investments (identified cost $349,464)		$349,464

Total Investments — 98.5% (identified cost $56,930,393)		$79,853,032

Other Assets, Less Liabilities — 1.5%		$1,195,361

Net Assets — 100.0%		$81,048,393

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018.

7	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Unaffiliated investments, at value (identified cost, $56,580,929)	$79,503,568
Affiliated investment, at value (identified cost, $349,464)	349,464
Dividends receivable	53,962
Dividends receivable from affiliated investment	1,175
Receivable for investments sold	1,201,087
Receivable for Fund shares sold	141,771
Receivable from affiliate	10,905
Total assets	$81,261,932

Liabilities
Payable for Fund shares redeemed	$85,490
Payable to affiliates:
Investment adviser fee	50,765
Administration fee	10,153
Distribution and service fees	12,779
Trustees’ fees	970
Accrued expenses	53,382
Total liabilities	$213,539
Net Assets	$81,048,393

Sources of Net Assets
Paid-in capital	$54,303,408
Accumulated net investment loss	(102,213)
Accumulated net realized gain	3,924,559
Net unrealized appreciation	22,922,639
Net Assets	$81,048,393

Class A Shares
Net Assets	$24,721,397
Shares Outstanding	1,743,760
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.18
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.05

Class C Shares
Net Assets	$8,901,940
Shares Outstanding	746,087
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.93

Class I Shares
Net Assets	$46,609,611
Shares Outstanding	2,988,329
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.60

Class R Shares
Net Assets	$815,445
Shares Outstanding	59,762
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.64

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Dividends	$407,441
Dividends from affiliated investment	3,972
Total investment income	$411,413

Expenses
Investment adviser fee	$297,589
Administration fee	59,518
Distribution and service fees
Class A	30,262
Class C	45,341
Class R	1,882
Trustees’ fees and expenses	1,703
Custodian fee	20,653
Transfer and dividend disbursing agent fees	57,144
Legal and accounting services	22,710
Printing and postage	11,831
Registration fees	29,712
Miscellaneous	8,564
Total expenses	$586,909
Deduct —
Allocation of expenses to affiliate	$72,466
Total expense reductions	$72,466

Net expenses	$514,443

Net investment loss	$(103,030)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,974,430
Investment transactions — affiliated investment	92
Net realized gain	$3,974,522
Change in unrealized appreciation (depreciation) —
Investments	$2,135,979
Investments — affiliated investment	37
Net change in unrealized appreciation (depreciation)	$2,136,016

Net realized and unrealized gain	$6,110,538

Net increase in net assets from operations	$6,007,508

9	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment loss	$(103,030)	$(301,249)
Net realized gain	3,974,522	7,351,539
Net change in unrealized appreciation (depreciation)	2,136,016	3,901,554
Net increase in net assets from operations	$6,007,508	$10,951,844
Distributions to shareholders —
From net realized gain
Class A	$—	$(2,614,958)
Class C	—	(1,183,862)
Class I	—	(4,242,331)
Class R	—	(73,491)
Total distributions to shareholders	$—	$(8,114,642)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,695,546	$4,452,831
Class B	—	35,944
Class C	820,690	2,917,320
Class I	3,425,261	15,021,565
Class R	147,554	234,533
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	2,455,295
Class C	—	1,108,865
Class I	—	4,063,024
Class R	—	73,491
Cost of shares redeemed
Class A	(3,651,601)	(14,244,785)
Class B	—	(112,082)
Class C	(2,116,015)	(4,575,223)
Class I	(5,907,080)	(10,011,521)
Class R	(111,904)	(171,692)
Net asset value of shares exchanged
Class A	—	111,870
Class B	—	(111,870)
Net asset value of shares merged*
Class A	—	878,745
Class B	—	(878,745)
Net increase (decrease) in net assets from Fund share transactions	$(5,697,549)	$1,247,565

Net increase in net assets	$309,959	$4,084,767

Net Assets
At beginning of period	$80,738,434	$76,653,667
At end of period	$81,048,393	$80,738,434

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(102,213)	$817

*	At the close of business on April 27, 2017, Class B shares were merged into Class A shares.

10	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2018

Financial Highlights

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015	2014		2013
Net asset value — Beginning of period	$13.150		$12.740		$12.200	$15.320	$18.040		$14.170

Income (Loss) From Operations
Net investment loss(1)	$(0.021)		$(0.057)		$(0.053)	$(0.078)	$(0.078)		$(0.084)
Net realized and unrealized gain (loss)	1.051		1.916		2.361	(0.205)	0.618		5.031

Total income (loss) from operations	$1.030		$1.859		$2.308	$(0.283)	$0.540		$4.947

Less Distributions
From net investment income	$—		$—		$—	$—	$—		$(0.008)
From net realized gain	—		(1.449)		(1.768)	(2.837)	(3.260)		(1.069)

Total distributions	$—		$(1.449)		$(1.768)	$(2.837)	$(3.260)		$(1.077)

Net asset value — End of period	$14.180		$13.150		$12.740	$12.200	$15.320		$18.040

Total Return(2)	7.83	%(3)	14.91	%(4)	19.32%	(2.78)%	3.77	%(5)	35.25%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,721		$24,865		$30,174	$26,391	$29,536		$37,128
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.35	%(7)	1.42	%(4)	1.52%	1.43%	1.39%		1.36%
Net investment loss	(0.32	)%(7)	(0.43)%		(0.43)%	(0.52)%	(0.44)%		(0.51)%
Portfolio Turnover	17	% (3)	50%		76%	71%	66%		44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.18% and 0.10% of average daily net assets for the six months ended June 30, 2018 and the year ended December 31, 2017). Absent this reimbursement, total return would be lower.

(5)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015	2014		2013
Net asset value — Beginning of period	$11.110		$11.040		$10.850	$14.040	$16.930		$13.450

Income (Loss) From Operations
Net investment loss(1)	$(0.061)		$(0.133)		$(0.129)	$(0.173)	$(0.198)		$(0.195)
Net realized and unrealized gain (loss)	0.881		1.652		2.087	(0.180)	0.568		4.752

Total income (loss) from operations	$0.820		$1.519		$1.958	$(0.353)	$0.370		$4.557

Less Distributions
From net investment income	$—		$—		$—	$—	$—		$(0.008)
From net realized gain	—		(1.449)		(1.768)	(2.837)	(3.260)		(1.069)

Total distributions	$—		$(1.449)		$(1.768)	$(2.837)	$(3.260)		$(1.077)

Net asset value — End of period	$11.930		$11.110		$11.040	$10.850	$14.040		$16.930

Total Return(2)	7.38	%(3)	14.11	%(4)	18.47%	(3.59)%	3.02	%(5)	34.24%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,902		$9,565		$10,001	$9,040	$10,883		$13,806
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.10	%(7)	2.17	%(4)	2.27%	2.18%	2.14%		2.11%
Net investment loss	(1.07	)%(7)	(1.17)%		(1.18)%	(1.27)%	(1.18)%		(1.25)%
Portfolio Turnover	17	%(3)	50%		76%	71%	66%		44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.18% and 0.10% of average daily net assets for the six months ended June 30, 2018 and the year ended December 31, 2017). Absent this reimbursement, total return would be lower.

(5)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015	2014		2013
Net asset value — Beginning of period	$14.450		$13.840		$13.080	$16.190	$18.840		$14.720

Income (Loss) From Operations
Net investment loss(1)	$(0.005)		$(0.022)		$(0.027)	$(0.043)	$(0.040)		$(0.036)
Net realized and unrealized gain (loss)	1.155		2.081		2.555	(0.230)	0.650		5.233

Total income (loss) from operations	$1.150		$2.059		$2.528	$(0.273)	$0.610		$5.197

Less Distributions
From net investment income	$—		$—		$—	$—	$—		$(0.008)
From net realized gain	—		(1.449)		(1.768)	(2.837)	(3.260)		(1.069)

Total distributions	$—		$(1.449)		$(1.768)	$(2.837)	$(3.260)		$(1.077)

Net asset value — End of period	$15.600		$14.450		$13.840	$13.080	$16.190		$18.840

Total Return(2)	7.96	%(3)	15.17	%(4)	19.70%	(2.57)%	3.99	%(5)	35.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,610		$45,587		$34,888	$52,335	$74,510		$171,120
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.10	%(7)	1.16	%(4)	1.27%	1.18%	1.13%		1.12%
Net investment loss	(0.06	)%(7)	(0.15)%		(0.21)%	(0.27)%	(0.22)%		(0.21)%
Portfolio Turnover	17	% (3)	50%		76%	71%	66%		44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.18% and 0.10% of average daily net assets for the six months ended June 30, 2018 and the year ended December 31, 2017). Absent this reimbursement, total return would be lower.

(5)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2018

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015	2014		2013
Net asset value — Beginning of period	$12.670		$12.350		$11.900	$15.050	$17.820		$14.040

Income (Loss) From Operations
Net investment loss(1)	$(0.036)		$(0.084)		$(0.078)	$(0.113)	$(0.111)		$(0.110)
Net realized and unrealized gain (loss)	1.006		1.853		2.296	(0.200)	0.601		4.967

Total income (loss) from operations	$0.970		$1.769		$2.218	$(0.313)	$0.490		$4.857

Less Distributions
From net investment income	$—		$—		$—	$—	$—		$(0.008)
From net realized gain	—		(1.449)		(1.768)	(2.837)	(3.260)		(1.069)

Total distributions	$—		$(1.449)		$(1.768)	$(2.837)	$(3.260)		$(1.077)

Net asset value — End of period	$13.640		$12.670		$12.350	$11.900	$15.050		$17.820

Total Return(2)	7.66	%(3)	14.64	%(4)	19.04%	(3.05)%	3.54	%(5)	34.93%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$815		$722		$567	$289	$305		$205
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.60	%(7)	1.66	%(4)	1.77%	1.68%	1.63%		1.61%
Net investment loss	(0.56	)%(7)	(0.66)%		(0.64)%	(0.77)%	(0.63)%		(0.66)%
Portfolio Turnover	17	%(3)	50%		76%	71%	66%		44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.18% and 0.10% of average daily net assets for the six months ended June 30, 2018 and the year ended December 31, 2017). Absent this reimbursement, total return would be lower.

(5)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on April 27, 2017, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

15

Eaton Vance

Small-Cap Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2017, the Fund had a net capital loss of $56,809 attributable to security transactions incurred after October 31, 2017 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2018.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,922,730

Gross unrealized appreciation	$23,294,894
Gross unrealized depreciation	(364,592)

Net unrealized appreciation	$22,930,302

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2018, the Fund’s investment adviser fee amounted to $297,589 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the administration fee amounted to $59,518.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.35%, 2.10%, 1.10% and 1.60% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively, through April 30, 2019. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $72,466 of the Fund’s operating expenses for the six months ended June 30, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, EVM earned $13,335 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,497 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2018. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

16

Eaton Vance

Small-Cap Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2018 amounted to $30,262 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2018, the Fund paid or accrued to EVD $34,006 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2018, the Fund paid or accrued to EVD $941 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2018 amounted to $11,335 and $941 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2018, the Fund was informed that EVD received approximately $400 of CDSCs paid by Class C and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $13,808,812 and $20,600,650, respectively, for the six months ended June 30, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	121,394	338,548
Issued to shareholders electing to receive payments of distributions in Fund shares	—	187,923
Redemptions	(268,844)	(1,077,773)
Merger from Class B shares	—	65,809
Exchange from Class B shares	—	8,496

Net decrease	(147,450)	(476,997)

17

Eaton Vance

Small-Cap Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(1)
Sales	—	2,995
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—
Redemptions	—	(9,372)
Merger to Class A shares	—	(71,490)
Exchange to Class A shares	—	(9,223)

Net increase (decrease)	—	(87,090)

Class C	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	69,762	256,377
Issued to shareholders electing to receive payments of distributions in Fund shares	—	100,048
Redemptions	(184,866)	(400,759)

Net decrease	(115,104)	(44,334)

Class I	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	229,138	1,049,947
Issued to shareholders electing to receive payments of distributions in Fund shares	—	283,726
Redemptions	(396,396)	(699,288)

Net increase (decrease)	(167,258)	634,385

Class R	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	11,349	18,555
Issued to shareholders electing to receive payments of distributions in Fund shares	—	5,836
Redemptions	(8,536)	(13,358)

Net increase	2,813	11,033

(1)	Offering of Class B shares was discontinued during the year ended December 31, 2017 (see Note 1).

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.

18

Eaton Vance

Small-Cap Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$79,503,568	*	$—	$—	$79,503,568

Short-Term Investments	—		349,464	—	349,464

Total Investments	$79,503,568		$349,464	$—	$79,853,032

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2018 is not presented. At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

Small-Cap Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance

Small-Cap Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Small-Cap Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

21

Eaton Vance

Small-Cap Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

22

Eaton Vance

Small-Cap Fund

June 30, 2018

Officers and Trustees

Officers of Eaton Vance Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Small-Cap Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7699    6.30.18

Eaton Vance

Special Equities Fund

Semiannual Report

June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2018

Eaton Vance

Special Equities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

Special Equities Fund

June 30, 2018

Performance1,2

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/22/1968	04/22/1968	7.09%	16.03%	11.21%	5.81%
Class A with 5.75% Maximum Sales Charge	—	—	0.95	9.36	9.91	5.19
Class C at NAV	11/17/1994	04/22/1968	6.72	15.16	10.39	5.03
Class C with 1% Maximum Sales Charge	—	—	5.72	14.16	10.39	5.03
Class I at NAV	07/29/2011	04/22/1968	7.25	16.32	11.49	6.00
Russell 2500™ Index	—	—	5.46%	16.24%	12.28%	10.73%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.37%	2.12%	1.12%
Net				1.35	2.10	1.10

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Dolby Laboratories, Inc., Class A	2.4%

Performance Food Group Co.	2.4

RealPage, Inc.	2.4

ACI Worldwide, Inc.	2.3

ServiceMaster Global Holdings, Inc.	2.2

Grand Canyon Education, Inc.	2.2

Hexcel Corp.	2.0

Black Knight, Inc.	1.9

Altair Engineering, Inc., Class A	1.8

Diamondback Energy, Inc.	1.8

Total	21.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Special Equities Fund

June 30, 2018

Endnotes and Additional Disclosures

[1]

Russell 2500™ Index is an unmanaged index of approximately 2,500 small- and midcap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Special Equities Fund

June 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,070.90	$6.93	**	1.35%
Class C	$1,000.00	$1,067.20	$10.76	**	2.10%
Class I	$1,000.00	$1,072.50	$5.65	**	1.10%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.76	**	1.35%
Class C	$1,000.00	$1,014.40	$10.49	**	2.10%
Class I	$1,000.00	$1,019.30	$5.51	**	1.10%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Special Equities Fund

June 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 97.7%
Security	Shares	Value

Aerospace & Defense — 2.7%
Hexcel Corp.	14,351	$952,619
Mercury Systems, Inc.(1)	8,916	339,343
		$1,291,962

Banks — 7.4%
Ameris Bancorp	5,651	$301,481
Columbia Banking System, Inc.	5,480	224,132
First Republic Bank	4,913	475,529
Sterling Bancorp	29,013	681,806
Stock Yards Bancorp, Inc.	11,375	433,956
Texas Capital Bancshares, Inc.(1)	7,905	723,308
Western Alliance Bancorp(1)	5,590	316,450
Wintrust Financial Corp.	4,527	394,075
		$3,550,737

Biotechnology — 1.1%
Ligand Pharmaceuticals, Inc.(1)	2,560	$530,355
		$530,355

Capital Markets — 2.3%
Cohen & Steers, Inc.	19,204	$800,999
Lazard, Ltd., Class A	6,358	310,970
		$1,111,969

Chemicals — 3.4%
Balchem Corp.	8,302	$814,758
NewMarket Corp.	1,260	509,670
Valvoline, Inc.	14,930	322,040
		$1,646,468

Commercial Services & Supplies — 4.5%
Brink’s Co. (The)	8,291	$661,207
Deluxe Corp.	9,895	655,148
Multi-Color Corp.	12,890	833,339
		$2,149,694

Communications Equipment — 0.3%
NETGEAR, Inc.(1)	2,668	$166,750
		$166,750

Security	Shares	Value

Diversified Consumer Services — 5.5%
Bright Horizons Family Solutions, Inc.(1)	4,709	$482,767
Grand Canyon Education, Inc.(1)	9,578	1,069,000
ServiceMaster Global Holdings, Inc.(1)	18,215	1,083,246
		$2,635,013

Electric Utilities — 2.3%
ALLETE, Inc.	3,875	$299,964
Alliant Energy Corp.	9,839	416,386
Pinnacle West Capital Corp.	4,637	373,557
		$1,089,907

Electrical Equipment — 2.9%
AMETEK, Inc.	11,245	$811,439
EnerSys	7,682	573,385
		$1,384,824

Electronic Equipment, Instruments & Components — 3.3%
Dolby Laboratories, Inc., Class A	19,026	$1,173,714
FLIR Systems, Inc.	7,995	415,500
		$1,589,214

Energy Equipment & Services — 0.8%
Oceaneering International, Inc.	14,220	$362,041
		$362,041

Equity Real Estate Investment Trusts (REITs) — 9.1%
Acadia Realty Trust	9,890	$270,689
CubeSmart	23,327	751,596
DCT Industrial Trust, Inc.	10,970	732,028
Douglas Emmett, Inc.	7,540	302,957
Education Realty Trust, Inc.	13,815	573,322
Essex Property Trust, Inc.	2,096	501,091
Federal Realty Investment Trust	2,469	312,452
National Retail Properties, Inc.	9,925	436,303
Paramount Group, Inc.	32,609	502,179
		$4,382,617

Food & Staples Retailing — 2.4%
Performance Food Group Co.(1)	31,743	$1,164,968
		$1,164,968

Food Products — 0.8%
Lancaster Colony Corp.	2,620	$362,660
		$362,660

5	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Gas Utilities — 1.0%
ONE Gas, Inc.	6,595	$492,910
		$492,910

Health Care Equipment & Supplies — 6.9%
Cooper Cos., Inc. (The)	1,050	$247,223
ICU Medical, Inc.(1)	2,188	642,506
Integra LifeSciences Holdings Corp.(1)	8,454	544,522
Masimo Corp.(1)	3,860	376,929
Teleflex, Inc.	2,469	662,210
West Pharmaceutical Services, Inc.	6,434	638,832
Wright Medical Group NV(1)	8,650	224,554
		$3,336,776

Health Care Providers & Services — 2.1%
Amedisys, Inc.(1)	9,885	$844,772
Chemed Corp.	515	165,732
		$1,010,504

Health Care Technology — 1.4%
Cotiviti Holdings, Inc.(1)	15,055	$664,377
		$664,377

Hotels, Restaurants & Leisure — 1.0%
Texas Roadhouse, Inc.	7,385	$483,791
		$483,791

Household Products — 1.3%
Central Garden & Pet Co., Class A(1)	15,317	$619,879
		$619,879

Insurance — 3.4%
First American Financial Corp.	10,231	$529,147
Horace Mann Educators Corp.	14,640	652,944
RLI Corp.	7,142	472,729
		$1,654,820

IT Services — 5.5%
Black Knight, Inc.(1)	17,087	$915,009
Conduent, Inc.(1)	21,595	392,381
CSG Systems International, Inc.	13,844	565,804
Euronet Worldwide, Inc.(1)	9,361	784,171
		$2,657,365

Security	Shares	Value

Machinery — 1.7%
Milacron Holdings Corp.(1)	25,063	$474,443
RBC Bearings, Inc.(1)	2,506	322,798
		$797,241

Marine — 1.2%
Kirby Corp.(1)	6,923	$578,763
		$578,763

Multi-Utilities — 1.0%
CMS Energy Corp.	10,295	$486,748
		$486,748

Oil, Gas & Consumable Fuels — 3.4%
Diamondback Energy, Inc.	6,565	$863,757
Jagged Peak Energy, Inc.(1)	9,794	127,518
PDC Energy, Inc.(1)	10,600	640,770
		$1,632,045

Pharmaceuticals — 2.2%
Catalent, Inc.(1)	10,474	$438,756
Jazz Pharmaceuticals PLC(1)	3,670	632,341
		$1,071,097

Road & Rail — 2.1%
Kansas City Southern	6,115	$647,945
Landstar System, Inc.	3,365	367,458
		$1,015,403

Software — 8.8%
ACI Worldwide, Inc.(1)	45,793	$1,129,713
Altair Engineering, Inc., Class A(1)	25,552	873,367
Blackbaud, Inc.	7,070	724,322
CDK Global, Inc.	3,760	244,588
Ceridian HCM Holding, Inc.(1)	4,156	137,938
RealPage, Inc.(1)	20,838	1,148,174
		$4,258,102

Specialty Retail — 1.0%
Lithia Motors, Inc., Class A	1,385	$130,980
Tractor Supply Co.	4,445	339,998
		$470,978

6	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.8%
Carter’s, Inc.	3,485	$377,739
Columbia Sportswear Co.	4,045	369,996
Steven Madden, Ltd.	11,038	586,118
		$1,333,853

Thrifts & Mortgage Finance — 0.5%
Essent Group, Ltd.(1)	7,169	$256,794
		$256,794

Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	11,219	$787,013
		$787,013

Total Common Stocks (identified cost $35,520,810)		$47,027,638

Short-Term Investments — 1.8%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(2)	859,068	$859,068

Total Short-Term Investments (identified cost $859,085)		$859,068

Total Investments — 99.5% (identified cost $36,379,895)		$47,886,706

Other Assets, Less Liabilities — 0.5%		$259,927

Net Assets — 100.0%		$48,146,633

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018.

7	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Unaffiliated investments, at value (identified cost, $35,520,810)	$47,027,638
Affiliated investment, at value (identified cost, $859,085)	859,068
Dividends receivable	37,118
Dividends receivable from affiliated investment	1,119
Receivable for investments sold	236,073
Receivable for Fund shares sold	113,820
Total assets	$48,274,836

Liabilities
Payable for Fund shares redeemed	$43,673
Payable to affiliates:
Investment adviser fee	25,319
Distribution and service fees	8,888
Trustees’ fees	605
Other	2,172
Accrued expenses	47,546
Total liabilities	$128,203
Net Assets	$48,146,633

Sources of Net Assets
Paid-in capital	$34,887,282
Accumulated net investment loss	(43,692)
Accumulated net realized gain	1,796,232
Net unrealized appreciation	11,506,811
Net Assets	$48,146,633

Class A Shares
Net Assets	$33,812,871
Shares Outstanding	1,390,647
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$24.31
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$25.79

Class C Shares
Net Assets	$2,361,128
Shares Outstanding	109,352
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$21.59

Class I Shares
Net Assets	$11,972,634
Shares Outstanding	481,710
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$24.85

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Dividends	$247,536
Dividends from affiliated investment	8,617
Total investment income	$256,153

Expenses
Investment adviser fee	$146,350
Distribution and service fees
Class A	40,575
Class C	10,948
Trustees’ fees and expenses	1,035
Custodian fee	17,548
Transfer and dividend disbursing agent fees	42,120
Legal and accounting services	20,372
Printing and postage	7,898
Registration fees	21,960
Miscellaneous	7,203
Total expenses	$316,009
Deduct —
Allocation of expenses to affiliates	$9,230
Total expense reductions	$9,230

Net expenses	$306,779

Net investment loss	$(50,626)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,080,670
Investment transactions — affiliated investment	88
Net realized gain	$2,080,758
Change in unrealized appreciation (depreciation) —
Investments	$1,216,905
Investments — affiliated investment	52
Net change in unrealized appreciation (depreciation)	$1,216,957

Net realized and unrealized gain	$3,297,715

Net increase in net assets from operations	$3,247,089

9	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment loss	$(50,626)	$(133,829)
Net realized gain	2,080,758	2,719,251
Net change in unrealized appreciation (depreciation)	1,216,957	3,736,549
Net increase in net assets from operations	$3,247,089	$6,321,971
Distributions to shareholders —
From net realized gain
Class A	$—	$(2,250,679)
Class C	—	(170,691)
Class I	—	(748,940)
Total distributions to shareholders	$—	$(3,170,310)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$458,256	$3,689,532
Class C	160,474	309,569
Class I	1,072,344	7,001,138
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	1,888,108
Class C	—	167,311
Class I	—	570,718
Cost of shares redeemed
Class A	(1,308,008)	(7,524,476)
Class C	(183,195)	(685,772)
Class I	(1,156,583)	(2,986,506)
Net increase (decrease) in net assets from Fund share transactions	$(956,712)	$2,429,622

Net increase in net assets	$2,290,377	$5,581,283

Net Assets
At beginning of period	$45,856,256	$40,274,973
At end of period	$48,146,633	$45,856,256

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(43,692)	$6,934

10	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2018

Financial Highlights

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015	2014	2013
Net asset value — Beginning of period	$22.700		$21.100		$19.550	$22.460	$22.070	$16.260

Income (Loss) From Operations
Net investment loss(1)	$(0.028)		$(0.070)		$(0.058)	$(0.111)	$(0.113)	$(0.087)
Net realized and unrealized gain (loss)	1.638		3.281		3.025	(0.539)	0.503	6.017

Total income (loss) from operations	$1.610		$3.211		$2.967	$(0.650)	$0.390	$5.930

Less Distributions
From net investment income	$—		$—		$—	$—	$—	$(0.120)
From net realized gain	—		(1.611)		(1.417)	(2.260)	—	—

Total distributions	$—		$(1.611)		$(1.417)	$(2.260)	$—	$(0.120)

Net asset value — End of period	$24.310		$22.700		$21.100	$19.550	$22.460	$22.070

Total Return(2)	7.09	%(3)(4)	15.38	%(4)	15.44%	(2.99)%	1.77%	36.54%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,813		$32,397		$32,005	$30,930	$35,786	$42,046
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.35	%(4)(6)	1.36	%(4)	1.41%	1.32%	1.31%	1.31%
Net investment loss	(0.25	)%(6)	(0.32)%		(0.29)%	(0.48)%	(0.52)%	(0.45)%
Portfolio Turnover	18	%(3)	65%		67%	83%	55%	61%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.04% and 0.01% of average daily net assets for the six months ended June 30, 2018 and year ended December 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015	2014	2013
Net asset value — Beginning of period	$20.230		$19.110		$17.960	$20.970	$20.760	$15.390

Income (Loss) From Operations
Net investment loss(1)	$(0.103)		$(0.215)		$(0.191)	$(0.262)	$(0.260)	$(0.216)
Net realized and unrealized gain (loss)	1.463		2.946		2.758	(0.488)	0.470	5.683

Total income (loss) from operations	$1.360		$2.731		$2.567	$(0.750)	$0.210	$5.467

Less Distributions
From net investment income	$—		$—		$—	$—	$—	$(0.097)
From net realized gain	—		(1.611)		(1.417)	(2.260)	—	—

Total distributions	$—		$(1.611)		$(1.417)	$(2.260)	$—	$(0.097)

Net asset value — End of period	$21.590		$20.230		$19.110	$17.960	$20.970	$20.760

Total Return(2)	6.72	%(3)(4)	14.46	%(4)	14.57%	(3.68)%	1.01%	35.59%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,361		$2,243		$2,316	$2,925	$2,913	$3,280
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.10	%(4)(6)	2.11	%(4)	2.16%	2.06%	2.06%	2.06%
Net investment loss	(1.00	)%(6)	(1.07)%		(1.05)%	(1.22)%	(1.26)%	(1.20)%
Portfolio Turnover	18	%(3)	65%		67%	83%	55%	61%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.04% and 0.01% of average daily net assets for the six months ended June 30, 2018 and year ended December 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015	2014	2013
Net asset value — Beginning of period	$23.170		$21.460		$19.820	$22.670	$22.220	$16.320

Income (Loss) From Operations
Net investment income (loss)(1)	$0.001		$(0.010)		$(0.009)	$(0.047)	$(0.056)	$(0.029)
Net realized and unrealized gain (loss)	1.679		3.331		3.066	(0.543)	0.506	6.044

Total income (loss) from operations	$1.680		$3.321		$3.057	$(0.590)	$0.450	$6.015

Less Distributions
From net investment income	$—		$—		$—	$—	$—	$(0.115)
From net realized gain	—		(1.611)		(1.417)	(2.260)	—	—

Total distributions	$—		$(1.611)		$(1.417)	$(2.260)	$—	$(0.115)

Net asset value — End of period	$24.850		$23.170		$21.460	$19.820	$22.670	$22.220

Total Return(2)	7.25	%(3)(4)	15.63	%(4)	15.69%	(2.70)%	2.03%	36.93%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,973		$11,216		$5,954	$9,087	$19,636	$18,404
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.10	%(4)(6)	1.11	%(4)	1.16%	1.07%	1.06%	1.06%
Net investment income (loss)	0.00	%(6)(7)	(0.04)%		(0.05)%	(0.20)%	(0.25)%	(0.15)%
Portfolio Turnover	18	%(3)	65%		67%	83%	55%	61%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.04% and 0.01% of average daily net assets for the six months ended June 30, 2018 and year ended December 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 0.005%.

13	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide growth of capital. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of

14

Eaton Vance

Special Equities Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2017, the Fund had a net capital loss of $271,189 attributable to security transactions incurred after October 31, 2017 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2018.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,386,298

Gross unrealized appreciation	$11,817,211
Gross unrealized depreciation	(316,803)

Net unrealized appreciation	$11,500,408

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2018, the Fund’s investment adviser fee amounted to $146,350. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through April 30, 2019. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $9,230 of the Fund’s operating expenses for the six months ended June 30, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, EVM earned $16,328 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $531 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

15

Eaton Vance

Special Equities Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2018 amounted to $40,575 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2018, the Fund paid or accrued to EVD $8,211 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2018 amounted to $2,737 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2018, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,326,746 and $9,954,981, respectively, for the six months ended June 30, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	19,821	167,494
Issued to shareholders electing to receive payments of distributions in Fund shares	—	84,043
Redemptions	(56,577)	(340,791)

Net decrease	(36,756)	(89,254)

Class C	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	7,447	15,591
Issued to shareholders electing to receive payments of distributions in Fund shares	—	8,340
Redemptions	(8,975)	(34,265)

Net decrease	(1,528)	(10,334)

16

Eaton Vance

Special Equities Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	45,930	313,156
Issued to shareholders electing to receive payments of distributions in Fund shares	—	24,916
Redemptions	(48,257)	(131,500)

Net increase (decrease)	(2,327)	206,572

At June 30, 2018, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 18.7% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$47,027,638	*	$—	$—	$47,027,638
Short-Term Investments	—		859,068	—	859,068

Total Investments	$47,027,638		$859,068	$—	$47,886,706

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Special Equities Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Eaton Vance

Special Equities Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Special Equities Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

19

Eaton Vance

Special Equities Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and lower than the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s 2017 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

20

Eaton Vance

Special Equities Fund

June 30, 2018

Officers and Trustees

Officers of Eaton Vance Special Equities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Special Equities Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7701    6.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018